Hartford Balanced HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
	Asset-Backed - Automobile - 0.1%
$ 106,061	CFMT LLC Series 2021-AL1, 1.39%, 09/22/2031(1)	$105,668
229,287	Enterprise Fleet Financing LLC Series 2023-3, 6.40%, 03/20/2030(1)	230,468
	Wheels Fleet Lease Funding 1 LLC
652,133	Series 2024-2A, 4.87%, 06/21/2039(1)	652,203
190,712	Series 2023-2A, 6.46%, 08/18/2038(1)	191,460
		1,179,799
	Commercial Mortgage-Backed Securities - 0.1%
1,504,174	RFR Trust Series 2025-SGRM, 5.56%, 03/11/2041(1)(2)	1,486,697
	Other Asset-Backed Securities - 0.1%
39,117	Castlelake Aircraft Structured Trust Series 2019-1A, 3.97%, 04/15/2039(1)	38,873
1,021,241	Home Partners of America Trust Series 2021-2, 2.30%, 12/17/2026(1)	1,014,261
39,546	Horizon Aircraft Finance II Ltd. Series 2019-1, 3.72%, 07/15/2039(1)	39,249
83,043	Horizon Aircraft Finance III Ltd. Series 2019-2, 3.43%, 11/15/2039(1)	82,461
291,330	Kubota Credit Owner Trust Series 2023-2A, 5.28%, 01/18/2028(1)	291,975
71,594	Start II Ltd. Series 2019-1, 4.09%, 03/15/2044(1)	71,236
		1,538,055
	Whole Loan Collateral CMO - 1.1%
425	Angel Oak Mortgage Trust Series 2019-6, 2.62%, 11/25/2059(1)(2)	423
1,688,437	BRAVO Residential Funding Trust Series 2026-NQMR1, 5.40%, 08/25/2062(1)(2)	1,649,181
264,902	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/2058	249,728
79,109	Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, 5.24%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(2)	79,138
	Flagstar Mortgage Trust
419,176	Series 2021-9INV, 2.00%, 09/25/2041(1)(2)	358,378
201,489	Series 2018-3INV, 4.00%, 05/25/2048(1)(2)	176,716
1,978,571	GS Mortgage-Backed Securities Trust Series 2026-DSC1, 4.73%, 05/25/2066(1)(3)	1,913,706
105,895	MetLife Securitization Trust Series 2017-1A, 3.00%, 04/25/2055(1)(2)	99,660
1,789,199	OBX Trust Series 2026-NQM12, 5.54%, 07/25/2056(1)(2)	1,759,878
	Pretium Mortgage Credit Partners LLC
2,674,944	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	2,559,900
1,739,249	Series 2025-RPL2, 4.00%, 08/25/2064(1)(3)	1,656,507
1,387,431	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,302,382
411,432	PRPM Trust Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	397,217
46,287	Towd Point Mortgage Trust Series 2017-4, 2.75%, 06/25/2057(1)(2)	45,573
	Verus Securitization Trust
1,108,082	Series 2026-R1, 4.83%, 10/25/2067(1)(2)	1,072,525
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4% - (continued)
	Whole Loan Collateral CMO - 1.1% - (continued)
$ 2,187,909	Series 2025-R2, 5.09%, 07/25/2067(1)(2)	$2,126,133
1,116,340	Series 2026-R2, 5.39%, 10/25/2067(1)(2)	1,090,715
		16,537,760
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $21,251,714)	$20,742,311
CORPORATE BONDS - 8.7%
	Aerospace & Defense - 0.0%
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	$484,518
	Agriculture - 0.9%
407,000	Altria Group, Inc. 4.25%, 08/09/2042	309,740
	BAT Capital Corp.
103,000	4.54%, 08/15/2047	77,721
65,000	5.30%, 08/05/2033	62,560
820,000	5.35%, 08/15/2032	799,015
380,000	5.55%, 08/05/2036	361,248
2,638,000	5.63%, 08/15/2035(4)	2,553,592
100,000	7.08%, 08/02/2043	103,472
	Imperial Brands Finance PLC
1,345,000	4.88%, 02/07/2032(1)	1,280,438
1,150,000	5.50%, 07/07/2036(1)	1,074,095
1,575,000	5.63%, 07/01/2035(1)	1,494,744
	Philip Morris International, Inc.
2,080,000	4.25%, 10/29/2032	1,922,814
1,095,000	4.63%, 10/29/2035	989,858
750,000	4.88%, 04/29/2036	688,699
1,580,000	5.25%, 02/13/2034	1,518,213
415,000	5.38%, 02/15/2033	405,170
369,000	Reynolds American, Inc. 5.85%, 08/15/2045	335,141
		13,976,520
	Auto Manufacturers - 0.0%
500,000	Hyundai Capital America 4.75%, 06/18/2029(1)	488,351
	Commercial Banks - 1.7%
1,200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(2)	1,201,157
	Commonwealth Bank of Australia
2,505,000	5.07%, 09/14/2028(1)	2,505,013
3,460,000	6.09%, 09/16/2037, (6.09% fixed rate until 09/16/2036; 1 yr. USD CMT + 1.30% thereafter)(1)(2)	3,343,639
1,540,000	Credit Agricole SA 4.63%, 09/11/2028, (4.63% fixed rate until 09/11/2027; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	1,531,851
	Goldman Sachs Group, Inc.
1,966,000	4.15%, 01/21/2029, (4.15% fixed rate until 01/21/2028; 6 mo. USD SOFR + 0.71% thereafter)(2)	1,934,730
3,240,000	4.52%, 01/21/2032, (4.52% fixed rate until 01/21/2031; 6 mo. USD SOFR + 0.96% thereafter)(2)	3,060,811
1,449,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(2)	1,322,296
1,150,000	6.25%, 02/01/2041	1,128,262
1,100,000	HSBC Holdings PLC 4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	1,046,100

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 8.7% - (continued)
	Commercial Banks - 1.7% - (continued)
	Intesa Sanpaolo SpA
$ 745,000	5.00%, 06/29/2030, (5.00% fixed rate until 06/29/2029; 1 yr. USD CMT + 0.80% thereafter)(1)(2)	$728,694
510,000	5.20%, 06/29/2032, (5.20% fixed rate until 06/29/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(2)	490,409
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(2)	557,275
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(2)	277,211
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(2)	673,385
1,335,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	1,308,548
930,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	914,126
	Morgan Stanley
1,740,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	1,688,221
1,283,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(2)	1,245,747
250,000	Morgan Stanley Bank NA 4.79%, 05/10/2030, (4.79% fixed rate until 05/10/2029; 6 mo. USD SOFR + 0.97% thereafter)(2)	244,890
		25,202,365
	Commercial Services - 0.2%
	ERAC USA Finance LLC
465,000	4.70%, 04/30/2031(1)	446,626
1,290,000	5.25%, 04/30/2036(1)	1,213,085
930,000	Sunbelt Rentals Holdings, Inc. 5.65%, 08/12/2036(1)	876,158
		2,535,869
	Diversified Financial Services - 0.3%
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,222,669
405,000	Equitable America Global Funding 3.95%, 09/15/2027(1)	400,792
1,288,000	Nasdaq, Inc. 5.95%, 08/15/2053	1,186,063
		3,809,524
	Electric - 1.4%
	AEP Texas, Inc.
2,465,000	5.20%, 04/15/2036	2,278,172
1,013,000	5.85%, 10/15/2055	898,224
500,000	Arizona Public Service Co. 3.75%, 05/15/2046	343,958
1,349,000	CenterPoint Energy Houston Electric LLC 4.85%, 04/01/2036	1,238,851
	Cleveland Electric Illuminating Co.
1,960,000	3.50%, 04/01/2028(1)	1,906,515
355,000	5.00%, 02/15/2030(1)	348,068
	Duke Energy Corp.
1,008,000	3.95%, 08/15/2047	697,321
1,149,000	5.70%, 09/15/2055	999,942
35,000	Duke Energy Indiana LLC 4.95%, 03/15/2036	32,291
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 8.7% - (continued)
	Electric - 1.4% - (continued)
	FirstEnergy Pennsylvania Electric Co.
$ 241,000	3.60%, 06/01/2029(1)	$229,240
75,000	5.20%, 04/01/2028(1)	74,892
165,000	Ohio Edison Co. 4.95%, 12/15/2029(1)	161,973
	Pacific Gas & Electric Co.
45,000	4.25%, 03/15/2046	31,687
560,000	4.75%, 02/15/2044	433,258
3,653,200	4.95%, 07/01/2050	2,768,090
65,000	5.20%, 05/01/2036	58,823
25,000	5.25%, 03/01/2052	19,524
320,000	6.00%, 05/01/2056	275,248
100,000	6.10%, 10/15/2055	87,170
60,000	6.15%, 03/01/2055	52,890
65,000	6.75%, 01/15/2053	61,465
875,000	Public Service Co. of Colorado 4.15%, 03/13/2029	850,618
	Public Service Co. of Oklahoma
1,395,000	5.45%, 01/15/2036	1,319,774
450,000	6.30%, 08/15/2056	426,239
	SCE Recovery Funding LLC
272,600	0.86%, 11/15/2033	244,648
220,000	1.94%, 05/15/2040	162,566
125,000	2.51%, 11/15/2043	80,179
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(2)	1,146,143
	Southern California Edison Co.
55,000	3.65%, 06/01/2051	33,809
527,000	4.00%, 04/01/2047	353,316
16,000	5.88%, 12/01/2053	13,581
430,000	Southwestern Electric Power Co. 5.20%, 04/01/2036	396,644
1,166,976	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,113,153
170,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	165,351
	Virginia Electric & Power Co.
1,422,000	4.90%, 09/15/2035	1,305,228
873,000	5.60%, 09/15/2055	758,769
		21,367,620
	Energy-Alternate Sources - 0.0%
35,000	Pacific Gas & Electric Co. 6.70%, 04/01/2053	32,989
	Food - 0.8%
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
1,190,000	5.63%, 03/10/2037(1)	1,101,452
540,000	6.25%, 03/01/2056	475,708
455,000	6.38%, 04/15/2066	399,530
2,144,000	6.40%, 05/10/2057(1)	1,920,038
	Mars, Inc.
1,510,000	5.20%, 03/01/2035(1)	1,429,353
848,000	5.65%, 05/01/2045(1)	773,736
924,000	5.70%, 05/01/2055(1)	825,851
	Sysco Holdings Corp./Sysco Corp.
520,000	5.95%, 06/06/2036	506,285
195,000	6.40%, 10/06/2046	187,804
185,000	6.50%, 10/06/2056	177,722
155,000	6.60%, 10/06/2066	148,240
	Tyson Foods, Inc.
885,000	5.10%, 08/24/2031	856,419
3,470,000	5.60%, 01/24/2037	3,293,400
		12,095,538

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 8.7% - (continued)
	Gas - 0.1%
$ 282,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	$270,148
371,000	NiSource, Inc. 5.35%, 07/15/2035	351,458
455,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	423,465
		1,045,071
	Healthcare - Services - 0.6%
	Ascension Health
1,056,000	4.29%, 11/15/2030	1,006,170
250,000	4.92%, 11/15/2035	231,143
	HCA, Inc.
70,000	5.50%, 06/15/2047	59,999
1,670,000	5.60%, 04/01/2034	1,616,030
240,000	5.95%, 09/15/2054	213,923
211,000	6.00%, 04/01/2054	189,584
105,000	6.20%, 03/01/2055	96,944
	Icon Investments Six DAC
645,000	5.42%, 08/13/2031(1)	626,842
4,525,000	6.00%, 08/13/2036(1)	4,357,371
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	892,917
175,000	Sutter Health 2.29%, 08/15/2030	154,518
155,000	Toledo Hospital 5.75%, 11/15/2038	147,492
		9,592,933
	Insurance - 0.7%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	402,512
375,000	4.38%, 06/30/2050	280,430
390,000	4.85%, 05/07/2030	380,446
430,000	American National Global Funding 5.00%, 06/22/2029(1)	419,437
1,675,000	Aon North America, Inc./Aon Global Holdings PLC 5.95%, 09/17/2036	1,630,960
1,665,000	Athene Global Funding 2.50%, 03/24/2028(1)	1,590,873
1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	1,940,401
355,000	CNO Global Funding 4.88%, 12/10/2027(1)	352,765
425,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	419,778
975,000	NLG Global Funding 4.35%, 09/15/2030(1)	925,728
215,000	Pricoa Global Funding I 4.70%, 05/28/2030(1)	208,818
	RGA Global Funding
370,000	5.00%, 08/25/2032(1)	351,319
1,220,000	5.25%, 01/09/2030(1)	1,200,697
1,010,000	5.45%, 05/24/2029(1)	1,006,778
		11,110,942
	Media - 0.2%
2,150,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.05%, 02/15/2032	2,068,710
	Comcast Corp.
1,339,000	3.40%, 07/15/2046	804,734
487,000	4.00%, 08/15/2047	315,376
		3,188,820
	Mining - 0.1%
1,765,000	Glencore Funding LLC 6.38%, 10/06/2030(1)	1,798,611
	Oil & Gas - 0.1%
1,550,000	Diamondback Energy, Inc. 5.75%, 04/18/2054	1,395,021
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 8.7% - (continued)
	Pharmaceuticals - 0.0%
	Novartis Capital Corp.
$ 140,000	5.60%, 03/18/2046	$129,666
95,000	5.70%, 03/18/2056	87,188
		216,854
	Pipelines - 0.4%
1,179,000	Columbia Pipelines Operating Co. LLC 6.50%, 08/15/2043(1)	1,163,906
	Enbridge, Inc.
395,000	4.90%, 06/20/2030	385,464
400,000	5.55%, 06/20/2035	383,702
100,000	Gray Oak Pipeline LLC 3.45%, 10/15/2027(1)	98,092
2,022,000	ONEOK LLC 5.05%, 11/01/2034	1,872,732
	Whistler Pipeline LLC
1,454,000	5.40%, 09/30/2029(1)	1,441,896
995,000	5.70%, 09/30/2031(1)	979,122
		6,324,914
	Provincial - 0.2%
	Seminole Tribe of Florida, Inc.
2,995,000	6.35%, 10/01/2033(1)	2,946,414
540,000	6.58%, 10/01/2036(1)	526,959
		3,473,373
	Real Estate Investment Trusts - 0.5%
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,413,924
672,000	LXP Industrial Trust 6.75%, 11/15/2028	686,639
545,000	SBA Tower Trust 1.63%, 05/15/2051(1)	542,755
	VICI Properties LP
2,512,000	5.40%, 10/15/2031	2,427,268
1,876,000	5.75%, 10/15/2036	1,744,746
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	159,095
350,000	3.50%, 06/15/2029(1)	331,446
		8,305,873
	Software - 0.2%
	Oracle Corp.
1,975,000	3.60%, 04/01/2050	1,074,622
282,000	3.95%, 03/25/2051	161,595
55,000	4.00%, 07/15/2046	33,175
55,000	4.00%, 11/15/2047	32,472
115,000	4.13%, 05/15/2045	71,611
216,000	5.88%, 09/26/2045	169,761
750,000	6.55%, 02/04/2046	632,326
658,000	6.70%, 02/04/2056	547,245
		2,722,807
	Telecommunications - 0.2%
	AT&T, Inc.
370,000	3.50%, 09/15/2053	213,714
185,000	3.55%, 09/15/2055	106,071
325,000	3.65%, 06/01/2051	197,726
410,000	3.65%, 09/15/2059	232,350
185,000	3.80%, 12/01/2057	109,837
267,000	4.35%, 06/15/2045	194,387
129,000	4.75%, 05/15/2046	98,980
784,000	5.55%, 11/01/2045	666,162
1,371,000	5.85%, 04/30/2046	1,207,080
		3,026,307
	Trucking & Leasing - 0.1%
775,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(1)	763,206
	Total Corporate Bonds (cost $140,003,118)	$132,958,026

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5%
	Airport - 0.0%
$ 60,000	Dallas Fort Worth International Airport, TX, Rev 4.09%, 11/01/2051	$44,906
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	404,541
		449,447
	General - 0.1%
162,831	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	171,392
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	343,053
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,278,812
		1,793,257
	General Obligation - 0.3%
4,054,706	State of Illinois, IL, GO 5.10%, 06/01/2033	3,964,121
	Tobacco - 0.0%
100,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	89,633
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
375,000	6.67%, 11/15/2039	377,478
390,000	6.81%, 11/15/2040	397,837
		775,315
	Utility - Electric - 0.1%
250,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	254,050
791,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	792,204
		1,046,254
	Total Municipal Bonds (cost $9,155,532)	$8,118,027
U.S. GOVERNMENT AGENCIES - 1.2%
	Mortgage-Backed Agencies - 1.2%
	Federal Home Loan Mortgage Corp. - 0.4%
3,476,211	4.80%, 07/25/2031	$3,390,668
3,211,586	4.85%, 08/25/2031	3,124,036
30	6.41%, 04/01/2029, 1 yr. USD CMT + 2.28%(2)	31
		6,514,735
	Federal National Mortgage Association - 0.7%
2,520,000	4.20%, 10/01/2030	2,413,084
2,270,000	4.34%, 08/01/2030	2,186,535
2,650,000	4.40%, 09/01/2030	2,565,924
2,310,000	4.47%, 05/01/2030	2,240,962
1,304,000	4.60%, 04/01/2030	1,273,215
		10,679,720
	Government National Mortgage Association - 0.1%
20,391	5.00%, 07/15/2037	19,872
187	6.00%, 03/15/2028	187
150	6.00%, 04/15/2028	151
3,103	6.00%, 05/15/2028	3,123
2,047	6.00%, 07/15/2028	2,046
774	6.00%, 08/15/2028	773
2,837	6.00%, 09/15/2028	2,838
11,463	6.00%, 10/15/2028	11,464
11,243	6.00%, 11/15/2028	11,284
8,101	6.00%, 12/15/2028	8,154
232	6.00%, 12/15/2031	233
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.2% - (continued)
	Mortgage-Backed Agencies - 1.2% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 3,621	6.00%, 09/15/2032	$3,613
2,275	6.00%, 11/15/2032	2,269
1,094	6.00%, 04/15/2033	1,082
24,836	6.00%, 06/15/2033	24,700
7,088	6.00%, 10/15/2033	7,169
502	6.00%, 11/15/2033	512
12,838	6.00%, 10/15/2034	12,745
36,258	6.00%, 01/15/2035	36,031
3,708	6.00%, 06/15/2035	3,695
2,356	6.50%, 03/15/2028	2,396
2,668	6.50%, 04/15/2028	2,712
2,093	6.50%, 05/15/2028	2,131
6,523	6.50%, 06/15/2028	6,598
1,258	6.50%, 10/15/2028	1,282
259	6.50%, 02/15/2035	265
231	7.00%, 11/15/2031	232
133	7.00%, 03/15/2032	133
203,265	7.00%, 11/15/2032	209,290
14,095	7.00%, 01/15/2033	14,406
15,398	7.00%, 05/15/2033	15,654
1,703	7.00%, 07/15/2033	1,730
17,856	7.00%, 11/15/2033	18,162
5,338	7.50%, 09/16/2035	5,325
4	8.00%, 12/15/2026	4
114	8.00%, 07/15/2029	115
276	8.00%, 12/15/2029	280
1,549	8.00%, 01/15/2030	1,562
688	8.00%, 02/15/2030	689
293	8.00%, 03/15/2030	294
1,292	8.00%, 04/15/2030	1,300
1,501	8.00%, 05/15/2030	1,516
6,732	8.00%, 06/15/2030	6,794
105	8.00%, 07/15/2030	106
14,189	8.00%, 08/15/2030	14,306
6,394	8.00%, 09/15/2030	6,445
15,052	8.00%, 12/15/2030	15,189
		480,857
	Total U.S. Government Agencies (cost $18,241,012)	$17,675,312
U.S. GOVERNMENT SECURITIES - 22.5%
	U.S. Treasury Securities - 22.5%
	U.S. Treasury Bonds - 6.0%
2,781,200	2.38%, 05/15/2051	$1,561,709
2,226,400	2.50%, 02/15/2045	1,422,374
2,064,300	2.50%, 02/15/2046	1,294,864
2,041,900	2.75%, 11/15/2047	1,305,779
5,152,000	2.88%, 05/15/2052	3,203,699
400,000	3.25%, 05/15/2042	303,500
4,488,500	3.38%, 08/15/2042	3,450,359
4,012,200	3.63%, 02/15/2053	2,889,724
2,560,100	3.63%, 05/15/2053	1,840,972
5,250,000	3.88%, 02/15/2043	4,278,340
4,748,300	3.88%, 05/15/2043	3,857,994
5,140,000	4.00%, 11/15/2042	4,272,424
4,436,100	4.00%, 11/15/2052	3,423,595
3,108,900	4.13%, 08/15/2044	2,577,715
2,696,900	4.13%, 08/15/2053	2,123,703
1,499,700	4.25%, 02/15/2054	1,205,501
2,696,400	4.25%, 08/15/2054	2,166,389
5,260,000	4.38%, 11/15/2039	4,751,670
4,825,900	4.38%, 08/15/2043	4,172,707

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 22.5% - (continued)
	U.S. Treasury Securities - 22.5% - (continued)
	U.S. Treasury Bonds - 6.0% - (continued)
$ 3,865,900	4.50%, 02/15/2044	$3,380,699
1,940,600	4.50%, 11/15/2054	1,626,162
1,295,700	4.63%, 05/15/2044	1,149,124
3,170,800	4.63%, 11/15/2044	2,802,690
2,848,700	4.63%, 11/15/2045	2,502,405
944,200	4.63%, 02/15/2046	828,388
2,765,000	4.63%, 05/15/2054	2,367,747
1,329,600	4.63%, 02/15/2055	1,137,587
1,647,800	4.63%, 11/15/2055	1,409,770
3,964,000	4.75%, 11/15/2043	3,585,252
367,200	4.75%, 02/15/2045	329,247
3,895,400	4.75%, 11/15/2053	3,403,302
1,390,000	4.75%, 05/15/2055	1,214,187
2,301,800	4.75%, 08/15/2055	2,010,299
1,604,600	4.75%, 02/15/2056(5)	1,402,019
299,400	4.88%, 08/15/2045	271,951
1,530,500	5.00%, 05/15/2045	1,414,218
4,256,400	5.00%, 05/15/2046	3,921,209
2,234,500	5.00%, 05/15/2056	2,034,093
2,483,700	5.13%, 08/15/2046	2,325,364
2,722,900	5.13%, 08/15/2056	2,527,192
		91,745,923
	U.S. Treasury Inflation-Indexed Notes - 0.2%
2,898,102	1.25%, 04/15/2031(6)	2,720,241
	U.S. Treasury Notes - 16.3%
590,000	2.63%, 07/31/2029	553,770
326,000	3.25%, 06/30/2029	311,763
5,844,100	3.38%, 02/29/2028	5,734,067
9,148,100	3.50%, 01/31/2028	9,001,588
2,465,500	3.50%, 01/15/2029	2,389,994
1,330,600	3.50%, 09/30/2029	1,276,129
635,000	3.50%, 04/30/2030	603,597
5,313,300	3.50%, 11/30/2030	5,005,710
6,817,900	3.50%, 02/28/2031	6,402,967
432,000	3.63%, 03/31/2030	412,864
987,000	3.63%, 08/31/2030	937,689
4,379,200	3.63%, 09/30/2030	4,156,648
5,308,100	3.63%, 10/31/2030	5,032,120
5,583,500	3.63%, 12/31/2030	5,280,552
13,666,400	3.75%, 04/30/2028	13,446,456
3,749,200	3.75%, 05/15/2028	3,687,250
620,000	3.75%, 05/31/2030	593,650
758,000	3.75%, 12/31/2030	720,366
2,660,800	3.75%, 01/31/2031	2,526,305
1,229,900	3.75%, 08/31/2031	1,159,325
390,600	3.75%, 10/31/2032	362,480
867,200	3.75%, 11/30/2032	803,989
313,100	3.75%, 02/28/2033	289,373
5,992,900	3.88%, 03/31/2028	5,914,243
4,451,400	3.88%, 04/30/2030	4,286,037
5,772,100	3.88%, 06/30/2030	5,546,402
3,949,500	3.88%, 07/31/2030	3,791,211
6,208,400	3.88%, 03/31/2031	5,913,744
7,369,300	3.88%, 04/30/2031	7,014,077
2,332,600	3.88%, 08/31/2032	2,184,352
1,755,700	3.88%, 12/31/2032	1,637,327
150,000	4.00%, 10/31/2029	145,775
1,488,300	4.00%, 02/28/2030	1,441,558
5,910,000	4.00%, 03/31/2030	5,718,848
3,432,700	4.00%, 05/31/2030	3,315,505
483,900	4.00%, 07/31/2030	466,567
551,300	4.00%, 06/30/2032	520,849
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 22.5% - (continued)
	U.S. Treasury Securities - 22.5% - (continued)
	U.S. Treasury Notes - 16.3% - (continued)
$ 1,991,900	4.00%, 07/31/2032	$1,879,778
2,059,700	4.00%, 01/31/2033	1,932,578
7,125,300	4.13%, 06/30/2028	7,039,852
5,982,000	4.13%, 08/31/2028	5,902,318
3,483,100	4.13%, 07/15/2029	3,406,635
4,101,800	4.13%, 10/31/2029	4,001,018
1,279,600	4.13%, 11/30/2029	1,247,110
754,300	4.13%, 08/31/2030	729,844
4,898,400	4.13%, 05/31/2031	4,707,630
1,505,000	4.13%, 06/30/2031	1,445,447
709,200	4.13%, 10/31/2031	678,893
287,800	4.13%, 03/31/2032	274,377
1,790,400	4.13%, 05/31/2032	1,703,608
186,200	4.13%, 02/15/2036	170,577
12,826,900	4.25%, 07/31/2028	12,691,115
2,347,800	4.25%, 06/30/2029	2,304,971
1,028,300	4.25%, 08/15/2029	1,008,457
3,448,800	4.25%, 01/31/2030	3,368,777
960,700	4.25%, 03/31/2033	913,115
3,738,600	4.25%, 05/31/2033	3,547,289
10,435,400	4.25%, 06/30/2033	9,893,656
575,000	4.38%, 09/15/2029	565,521
3,652,000	4.38%, 12/31/2029	3,583,810
7,901,300	4.38%, 07/31/2031	7,666,113
7,689,700	4.38%, 08/31/2031	7,460,211
1,712,800	4.38%, 07/31/2033	1,634,654
1,259,400	4.38%, 05/15/2036	1,174,587
4,289,100	4.50%, 08/31/2033	4,122,897
1,733,700	4.63%, 04/30/2031	1,702,548
1,012,100	4.63%, 05/31/2031	993,202
7,068,700	4.63%, 08/15/2036	6,718,578
15,897,200	4.75%, 09/30/2028	15,859,941
927,000	4.88%, 10/31/2030	921,279
7,577,700	5.00%, 09/30/2031	7,554,612
		247,390,145
	Total U.S. Government Securities (cost $364,260,633)	$341,856,309
COMMON STOCKS - 64.6%
	Automobiles & Components - 0.1%
5,829	Tesla, Inc.*	$2,068,188
	Banks - 2.6%
159,912	Fifth Third Bancorp	8,088,349
60,464	JP Morgan Chase & Co.	20,003,305
134,180	Wells Fargo & Co.	10,741,109
		38,832,763
	Capital Goods - 5.5%
39,040	Boeing Co.*	7,263,392
12,831	Cummins, Inc.	6,628,110
21,428	Eaton Corp. PLC	9,207,826
25,303	Ferguson Enterprises, Inc.	5,632,954
25,740	FTAI Aviation Ltd.	4,299,352
33,437	General Electric Co.	10,442,041
37,887	ITT, Inc.	7,646,354
55,220	Johnson Controls International PLC	8,208,453
23,858	L3Harris Technologies, Inc.	5,649,097
9,772	Parker-Hannifin Corp.	9,336,364
49,951	RTX Corp.	9,273,403
		83,587,346
	Consumer Discretionary Distribution & Retail - 4.5%
185,498	Amazon.com, Inc.*	46,216,827

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.6% - (continued)
	Consumer Discretionary Distribution & Retail - 4.5% - (continued)
2,474	AutoZone, Inc.*	$7,001,469
48,188	Lowe's Cos., Inc.	8,880,566
55,269	Wayfair, Inc. Class A*	5,668,389
		67,767,251
	Consumer Services - 1.0%
24,644	DoorDash, Inc. Class A*	4,523,406
14,723	Marriott International, Inc. Class A	5,236,529
21,295	Royal Caribbean Cruises Ltd.	5,661,489
		15,421,424
	Consumer Staples Distribution & Retail - 2.2%
101,736	BJ's Wholesale Club Holdings, Inc.*	9,359,712
6,350	Casey's General Stores, Inc.	3,863,721
8,252	Costco Wholesale Corp.	7,512,126
123,346	Walmart, Inc.	12,818,116
		33,553,675
	Energy - 1.9%
39,594	Diamondback Energy, Inc.	7,277,773
30,400	EOG Resources, Inc.	4,187,904
19,839	Phillips 66	5,065,095
23,491	Targa Resources Corp.	6,349,852
87,618	Williams Cos., Inc.	5,955,396
		28,836,020
	Equity Real Estate Investment Trusts (REITs) - 0.7%
46,748	Welltower, Inc. REIT	10,763,260
	Financial Services - 3.5%
5,827	Goldman Sachs Group, Inc.	5,246,398
62,954	Intercontinental Exchange, Inc.	9,570,897
57,548	KKR & Co., Inc.	5,254,132
31,024	Mastercard, Inc. Class A	17,108,805
8,992	MSCI, Inc.	4,843,631
91,781	Nasdaq, Inc.	8,444,770
276,622	Rocket Cos., Inc. Class A*	3,183,919
		53,652,552
	Food, Beverage & Tobacco - 1.1%
119,254	Monster Beverage Corp.*	4,963,351
63,269	Philip Morris International, Inc.	12,072,991
		17,036,342
	Health Care Equipment & Services - 1.4%
88,005	Edwards Lifesciences Corp.*	7,596,592
16,542	HCA Healthcare, Inc.	7,059,133
24,943	Veeva Systems, Inc. Class A*	7,119,979
		21,775,704
	Insurance - 1.0%
32,309	Arthur J Gallagher & Co.	7,370,006
22,865	Chubb Ltd.	7,436,841
		14,806,847
	Materials - 1.1%
15,399	Linde PLC	7,309,135
29,261	Sherwin-Williams Co.	9,459,204
		16,768,339
	Media & Entertainment - 7.4%
186,521	Alphabet, Inc. Class C	63,555,165
37,060	EchoStar Corp. Class A*	3,313,535
52,385	Liberty Media Corp. Class C*	4,840,374
42,967	Meta Platforms, Inc. Class A	31,158,809
145,339	Netflix, Inc.*	10,112,688
		112,980,571
Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
59,316	Bridgebio Pharma, Inc.*	$3,902,993
18,691	Eli Lilly & Co.	21,626,982
67,147	Gilead Sciences, Inc.	10,008,260
95,963	Merck & Co., Inc.	13,944,384
17,687	Vertex Pharmaceuticals, Inc.*	9,246,940
		58,729,559
	Semiconductors & Semiconductor Equipment - 13.2%
40,409	Advanced Micro Devices, Inc.*	24,720,610
91,465	Broadcom, Inc.	32,121,593
70,953	KLA Corp.	13,830,868
22,676	Micron Technology, Inc.	24,152,435
408,161	NVIDIA Corp.	93,215,809
46,135	Texas Instruments, Inc.	12,921,952
		200,963,267
	Software & Services - 5.2%
137,709	Microsoft Corp.	70,630,946
31,180	Oracle Corp.	4,281,014
20,227	Palantir Technologies, Inc. Class A*	3,783,460
		78,695,420
	Technology Hardware & Equipment - 7.1%
205,170	Apple, Inc.	68,325,713
38,374	Cisco Systems, Inc.	4,130,194
76,157	Corning, Inc.	11,709,900
41,064	Flex Ltd.*	4,516,629
12,897	Keysight Technologies, Inc.*	4,695,024
4,248	Sandisk Corp.*	7,391,053
7,337	Seagate Technology Holdings PLC	6,767,209
		107,535,722
	Telecommunication Services - 0.3%
33,501	Space Exploration Technologies Corp. Class A*	5,053,961
	Utilities - 0.9%
45,530	Atmos Energy Corp.	7,122,713
66,743	WEC Energy Group, Inc.	6,726,360
		13,849,073
	Total Common Stocks (cost $705,178,047)	$982,677,284
	Total Long-Term Investments (cost $1,258,090,056)	$1,504,027,269
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 3,924,426
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%,
due on 10/01/2026 with a maturity value
of $3,924,849; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.25%, maturing 04/15/2031, with a
market value of $4,002,957
		$3,924,426

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.0%
794,010	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(7)		$794,010
	Total Short-Term Investments (cost $4,718,436)		$4,718,436
	Total Investments (cost $1,262,808,492)	99.2%	$1,508,745,705
	Other Assets and Liabilities	0.8%	12,428,196
	Net Assets	100.0%	$1,521,173,901
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2026, the aggregate value of these securities was
$75,205,002, representing 4.9% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan.
(5)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2026, the market value of securities pledged was $249,019.
(6)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	86	12/21/2026	$8,961,469	$(164,892)
Total futures contracts				$(164,892)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$20,742,311	$—	$20,742,311	$—
Corporate Bonds	132,958,026	—	132,958,026	—
Municipal Bonds	8,118,027	—	8,118,027	—
U.S. Government Agencies	17,675,312	—	17,675,312	—
U.S. Government Securities	341,856,309	—	341,856,309	—
Common Stocks	982,677,284	982,677,284	—	—
Short-Term Investments	4,718,436	794,010	3,924,426	—
Total	$1,508,745,705	$983,471,294	$525,274,411	$—
Liabilities
Futures Contracts(2)	$(164,892)	$(164,892)	$—	$—
Total	$(164,892)	$(164,892)	$—	$—

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Automobiles & Components - 1.3%
62,167	General Motors Co.	$4,786,859
125,355	Tesla, Inc.*	44,477,208
		49,264,067
	Banks - 1.3%
634,186	KeyCorp	12,728,113
69,306	Pinnacle Financial Partners, Inc.	6,487,735
363,502	Wells Fargo & Co.	29,098,335
		48,314,183
	Capital Goods - 5.6%
33,683	Bloom Energy Corp. Class A*	9,329,517
17,750	Boeing Co.*	3,302,387
108,089	Builders FirstSource, Inc.*	6,162,154
37,744	Deere & Co.	25,346,983
101,275	Dover Corp.	18,943,489
74,801	General Electric Co.	23,359,604
45,476	Honeywell Aerospace, Inc.*	7,047,416
7,436	L3Harris Technologies, Inc.	1,760,696
350,600	Mammoth, Inc.*(1)(2)	5,830,478
86,839	Northrop Grumman Corp.	41,984,920
92,297	PACCAR, Inc.	10,135,134
30,829	Parker-Hannifin Corp.	29,454,643
98,105	Vertiv Holdings Co. Class A	23,673,718
		206,331,139
	Commercial & Professional Services - 0.7%
38,367	Automatic Data Processing, Inc.	9,900,988
21,059	CACI International, Inc. Class A*	12,827,248
27,344	TransUnion	1,671,265
		24,399,501
	Consumer Discretionary Distribution & Retail - 5.6%
567,538	Amazon.com, Inc.*	141,402,093
92,183	Home Depot, Inc.	26,225,141
36,577	Ross Stores, Inc.	8,537,072
175,789	TJX Cos., Inc.	23,258,642
115,140	Tory Burch LLC*(1)(2)	4,885,376
		204,308,324
	Consumer Services - 1.3%
64,147	Airbnb, Inc. Class A*	10,305,215
16,069	Hyatt Hotels Corp. Class A	2,547,901
6,174	Marriott International, Inc. Class A	2,195,906
228,275	Starbucks Corp.	21,448,719
124,302	Viking Holdings Ltd.*	9,736,576
		46,234,317
	Consumer Staples Distribution & Retail - 1.7%
842,172	Kroger Co.	49,368,122
124,456	U.S. Foods Holding Corp.*	11,476,088
		60,844,210
	Energy - 3.8%
470,717	ConocoPhillips	58,910,233
66,382	Diamondback Energy, Inc.	12,201,675
486,832	SLB Ltd.	23,718,455
105,117	Targa Resources Corp.	28,414,176
224,468	Williams Cos., Inc.	15,257,090
		138,501,629
	Equity Real Estate Investment Trusts (REITs) - 2.5%
232,338	Crown Castle, Inc. REIT	15,485,328
15,748	Equinix, Inc. REIT	15,930,362
170,614	Prologis, Inc. REIT	22,152,522
308,583	UDR, Inc. REIT	10,352,959
187,776	Vivmark Residential REIT	11,409,270
72,127	Welltower, Inc. REIT	16,606,520
		91,936,961
	Financial Services - 5.8%
231,682	Ally Financial, Inc.	8,715,877
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Financial Services - 5.8% - (continued)
6,545	Blackrock, Inc.	$6,926,508
21,652	Interactive Brokers Group, Inc. Class A	1,849,514
22,034	Intercontinental Exchange, Inc.	3,349,829
112,204	KKR & Co., Inc.	10,244,225
109,168	Mastercard, Inc. Class A	60,202,877
142,483	Morgan Stanley	26,798,203
4,270	MSCI, Inc.	2,300,078
171,353	Raymond James Financial, Inc.	27,077,201
50,754	S&P Global, Inc.	20,020,930
157,328	Tradeweb Markets, Inc. Class A	15,864,956
81,222	Visa, Inc. Class A	29,185,501
		212,535,699
	Food, Beverage & Tobacco - 3.0%
84,083	Constellation Brands, Inc. Class A	9,506,424
954,497	Keurig Dr. Pepper, Inc.	28,959,439
413,330	Monster Beverage Corp.*	17,202,794
196,873	Philip Morris International, Inc.	37,567,306
353,390	Tyson Foods, Inc. Class A	17,856,797
		111,092,760
	Health Care Equipment & Services - 3.2%
79,464	Becton Dickinson & Co.	14,224,056
52,036	Cencora, Inc.	15,623,809
130,078	Cooper Cos., Inc.*	7,353,309
43,467	Elevance Health, Inc.	16,900,839
19,197	HCA Healthcare, Inc.	8,192,128
58,918	STERIS PLC	12,373,369
67,834	Stryker Corp.	18,680,805
61,374	UnitedHealth Group, Inc.	22,529,168
		115,877,483
	Household & Personal Products - 0.0%
18,730	Kimberly-Clark Corp.	1,824,864
	Insurance - 2.6%
223,193	Chubb Ltd.	72,593,523
253,627	MetLife, Inc.	23,881,519
		96,475,042
	Materials - 1.2%
309,699	Freeport-McMoRan, Inc.	21,678,930
215,655	James Hardie Industries PLC*	5,458,228
39,497	Reliance, Inc.	15,196,471
		42,333,629
	Media & Entertainment - 9.5%
518,710	Alphabet, Inc. Class A	178,477,737
67,722	EchoStar Corp. Class A*	6,055,024
183,087	Meta Platforms, Inc. Class A	132,771,031
27,394	Reddit, Inc. Class A*	3,902,001
253,993	Walt Disney Co.	26,643,866
		347,849,659
	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
120,810	Agilent Technologies, Inc.	20,816,771
118,427	Danaher Corp.	26,237,502
69,061	Eli Lilly & Co.	79,909,102
53,967	Gilead Sciences, Inc.	8,043,781
472,722	Merck & Co., Inc.	68,691,234
21,933	Waters Corp.*	9,637,141
		213,335,531
	Semiconductors & Semiconductor Equipment - 19.3%
76,279	Advanced Micro Devices, Inc.*	46,664,441
337,738	Broadcom, Inc.	118,610,208
9,556	Cerebras Systems, Inc. Class A*(3)	1,697,623
126,913	Intel Corp.*	15,258,750
187,166	KLA Corp.	36,484,268
74,536	Marvell Technology, Inc.	19,693,157
62,109	Micron Technology, Inc.	66,152,917

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.2% - (continued)
	Semiconductors & Semiconductor Equipment - 19.3% - (continued)
1,426,978	NVIDIA Corp.		$325,893,236
69,058	NXP Semiconductors NV		16,403,347
51,699	QUALCOMM, Inc.		9,514,684
178,808	Texas Instruments, Inc.		50,082,333
			706,454,964
	Software & Services - 9.0%
16,313	International Business Machines Corp.		3,587,718
541,090	Microsoft Corp.		277,525,061
210,193	Palantir Technologies, Inc. Class A*		39,316,601
31,532	Roper Technologies, Inc.		11,017,596
			331,446,976
	Technology Hardware & Equipment - 11.1%
768,562	Apple, Inc.		255,946,517
175,604	Arista Networks, Inc.*		35,751,218
36,228	Coherent Corp.*		10,426,781
155,666	Corning, Inc.		23,935,204
163,504	Flex Ltd.*		17,983,805
18,803	Sandisk Corp.*		32,715,152
23,395	Seagate Technology Holdings PLC		21,578,144
37,262	TE Connectivity PLC		7,865,263
			406,202,084
	Telecommunication Services - 0.5%
103,172	T-Mobile U.S., Inc.		16,825,290
	Utilities - 2.4%
92,834	American Water Works Co., Inc.		12,019,218
54,499	CMS Energy Corp.		3,437,797
1,306,692	Exelon Corp.		52,790,357
244,710	Sempra		19,077,591
			87,324,963
	Total Common Stocks (cost $2,332,062,564)		$3,559,713,275
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(4)		$55
	Total Convertible Preferred Stocks (cost $679,566)		$55
	Total Long-Term Investments (cost $2,332,742,130)		$3,559,713,330
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 19,125,958
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%,
due on 10/01/2026 with a maturity value
of $19,128,019; collateralized by
U.S. Treasury Note at 4.25%, maturing
07/31/2028, with a market value of
$19,508,521
			$19,125,958
	Total Short-Term Investments (cost $19,125,958)		$19,125,958
	Total Investments (cost $2,351,868,088)	97.7%	$3,578,839,288
	Other Assets and Liabilities	2.3%	83,920,029
	Net Assets	100.0%	$3,662,759,317
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $10,715,909 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	$679,566	$55
06/2015	Mammoth, Inc.	350,600	4,713,607	5,830,478
11/2013	Tory Burch LLC	115,140	9,024,247	4,885,376
			$14,417,420	$10,715,909

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Futures Contracts Outstanding at September 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	243	12/18/2026	$93,743,325	$(192,920)
Total futures contracts				$(192,920)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,559,713,275	$3,548,997,421	$—	$10,715,854
Convertible Preferred Stocks	55	—	—	55
Short-Term Investments	19,125,958	—	19,125,958	—
Total	$3,578,839,288	$3,548,997,421	$19,125,958	$10,715,909
Liabilities
Futures Contracts(2)	$(192,920)	$(192,920)	$—	$—
Total	$(192,920)	$(192,920)	$—	$—

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2026 is not presented.

11

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Banks - 4.1%
469,482	Fifth Third Bancorp	$23,746,400
196,704	JP Morgan Chase & Co.	65,075,584
434,036	Wells Fargo & Co.	34,744,582
		123,566,566
	Capital Goods - 7.7%
75,708	Eaton Corp. PLC	32,532,485
79,398	Ferguson Enterprises, Inc.	17,675,583
71,948	FTAI Aviation Ltd.	12,017,474
123,293	General Electric Co.	38,503,171
110,654	ITT, Inc.	22,332,190
78,096	L3Harris Technologies, Inc.	18,491,571
29,176	Parker-Hannifin Corp.	27,875,334
173,454	RTX Corp.	32,201,735
60,145	Trane Technologies PLC	27,184,337
		228,813,880
	Commercial & Professional Services - 0.9%
142,569	Cintas Corp.	27,809,509
	Consumer Discretionary Distribution & Retail - 7.3%
585,415	Amazon.com, Inc.*	145,856,147
8,816	AutoZone, Inc.*	24,949,456
148,044	Lowe's Cos., Inc.	27,283,029
213,901	O'Reilly Automotive, Inc.*	18,269,284
38,805	Tory Burch LLC*(1)(2)	1,646,498
		218,004,414
	Consumer Services - 0.4%
36,628	Marriott International, Inc. Class A	13,027,481
	Consumer Staples Distribution & Retail - 4.0%
337,347	BJ's Wholesale Club Holdings, Inc.*	31,035,924
20,415	Casey's General Stores, Inc.	12,421,711
34,781	Costco Wholesale Corp.	31,662,535
421,103	Walmart, Inc.	43,761,024
		118,881,194
	Energy - 3.4%
296,828	Devon Energy Corp.	13,665,961
84,077	Diamondback Energy, Inc.	15,454,193
97,391	EOG Resources, Inc.	13,416,584
75,717	Phillips 66	19,331,307
70,732	Targa Resources Corp.	19,119,567
296,713	Williams Cos., Inc.	20,167,583
		101,155,195
	Equity Real Estate Investment Trusts (REITs) - 1.9%
115,789	Simon Property Group, Inc. REIT	23,245,799
145,095	Welltower, Inc. REIT	33,406,673
		56,652,472
	Financial Services - 4.7%
11,563	Goldman Sachs Group, Inc.	10,410,863
215,607	Intercontinental Exchange, Inc.	32,778,732
106,154	Mastercard, Inc. Class A	58,540,746
23,936	MSCI, Inc.	12,893,366
294,853	Nasdaq, Inc.	27,129,425
		141,753,132
	Food, Beverage & Tobacco - 1.9%
341,152	Monster Beverage Corp.*	14,198,746
223,600	Philip Morris International, Inc.	42,667,352
		56,866,098
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Health Care Equipment & Services - 1.9%
94,525	Cencora, Inc.	$28,381,131
66,022	HCA Healthcare, Inc.	28,174,228
		56,555,359
	Insurance - 1.5%
109,303	Arthur J Gallagher & Co.	24,933,107
65,388	Chubb Ltd.	21,267,447
		46,200,554
	Materials - 1.8%
50,348	Linde PLC	23,897,678
91,455	Sherwin-Williams Co.	29,564,658
		53,462,336
	Media & Entertainment - 10.9%
580,598	Alphabet, Inc. Class A	199,772,160
128,562	Meta Platforms, Inc. Class A	93,230,591
445,769	Netflix, Inc.*	31,016,607
		324,019,358
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
155,653	Bridgebio Pharma, Inc.*	10,241,967
57,834	Eli Lilly & Co.	66,918,565
231,593	Gilead Sciences, Inc.	34,518,937
306,476	Merck & Co., Inc.	44,534,028
59,203	Vertex Pharmaceuticals, Inc.*	30,951,920
		187,165,417
	Semiconductors & Semiconductor Equipment - 19.9%
83,475	Advanced Micro Devices, Inc.*	51,066,666
298,353	Broadcom, Inc.	104,778,590
223,090	KLA Corp.	43,486,934
58,390	Micron Technology, Inc.	62,191,773
1,284,431	NVIDIA Corp.	293,338,352
136,236	Texas Instruments, Inc.	38,158,341
		593,020,656
	Software & Services - 8.2%
28,666	Cadence Design Systems, Inc.*	9,465,083
426,863	Microsoft Corp.	218,938,033
65,103	Oracle Corp.	8,938,642
34,156	Palantir Technologies, Inc. Class A*	6,388,880
		243,730,638
	Technology Hardware & Equipment - 10.6%
712,012	Apple, Inc.	237,114,236
159,983	Cisco Systems, Inc.	17,218,970
201,870	Corning, Inc.	31,039,531
5,396	Sandisk Corp.*	9,388,447
22,625	Seagate Technology Holdings PLC	20,867,943
		315,629,127
	Telecommunication Services - 0.5%
93,774	Space Exploration Technologies Corp. Class A*	14,146,746
	Utilities - 1.7%
109,135	Atmos Energy Corp.	17,073,079
271,479	CMS Energy Corp.	17,124,895
159,548	WEC Energy Group, Inc.	16,079,248
		50,277,222
	Total Common Stocks (cost $1,527,991,622)	$2,970,737,354
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)	$1,553,659

12

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.1% - (continued)
	Software & Services - 0.0%
287,204	Lookout, Inc. Series F*(1)(2)		$640,465
	Total Convertible Preferred Stocks (cost $6,240,761)		$2,194,124
	Total Long-Term Investments (cost $1,534,232,383)		$2,972,931,478
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 2,222,375
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%,
due on 10/01/2026 with a maturity value
of $2,222,615; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.25%, maturing 04/15/2031, with a
market value of $1,157,409 and
U.S. Treasury Note at 4.25%, maturing
07/31/2028, with a market value of
$1,109,464
			$2,222,375
	Total Short-Term Investments (cost $2,222,375)		$2,222,375
	Total Investments (cost $1,536,454,758)	99.8%	$2,975,153,853
	Other Assets and Liabilities	0.2%	7,417,571
	Net Assets	100.0%	$2,982,571,424
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $3,840,622 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$3,280,760	$640,465
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	1,871,878	2,960,001	1,553,659
11/2013	Tory Burch LLC	38,805	3,041,403	1,646,498
			$9,282,164	$3,840,622

(2)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,970,737,354	$2,969,090,856	$—	$1,646,498
Convertible Preferred Stocks	2,194,124	—	—	2,194,124
Short-Term Investments	2,222,375	—	2,222,375	—
Total	$2,975,153,853	$2,969,090,856	$2,222,375	$3,840,622

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2026 is not presented.

13

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Banks - 5.1%
1,239,041	Bank of America Corp.	$67,441,001
2,057,323	Huntington Bancshares, Inc.	31,394,749
1,055,086	Truist Financial Corp.	48,850,482
334,740	Wells Fargo & Co.	26,795,937
		174,482,169
	Capital Goods - 8.4%
150,637	Airbus SE	32,288,506
1,688,110	CNH Industrial NV	21,692,213
43,584	General Dynamics Corp.	14,462,479
93,636	Hubbell, Inc.	42,473,290
86,196	Lockheed Martin Corp.	43,895,313
561,691	Masco Corp.	37,857,973
558,431	Otis Worldwide Corp.	35,918,282
76,609	Vertiv Holdings Co. Class A	18,486,518
130,875	Westinghouse Air Brake Technologies Corp.	37,584,682
		284,659,256
	Consumer Discretionary Distribution & Retail - 9.1%
972,049	Amazon.com, Inc.*	242,186,008
250,112	Lowe's Cos., Inc.	46,093,140
167,592	TJX Cos., Inc.	22,174,098
		310,453,246
	Consumer Services - 0.8%
104,993	Expedia Group, Inc.	27,650,957
	Consumer Staples Distribution & Retail - 0.7%
323,915	Sysco Corp.	25,252,413
	Energy - 5.9%
389,966	ConocoPhillips	48,804,245
776,800	Devon Energy Corp.	35,763,872
653,791	EQT Corp.	31,748,091
303,955	TotalEnergies SE	25,988,152
840,899	Williams Cos., Inc.	57,155,905
		199,460,265
	Equity Real Estate Investment Trusts (REITs) - 2.9%
115,837	Public Storage REIT	32,763,337
293,209	Welltower, Inc. REIT	67,508,440
		100,271,777
	Financial Services - 8.5%
44,249	Blackrock, Inc.	46,828,274
145,746	CME Group, Inc.	38,182,537
547,695	Equitable Holdings, Inc.	28,080,323
383,535	Intercontinental Exchange, Inc.	58,308,826
84,097	Morgan Stanley	15,816,964
127,790	S&P Global, Inc.	50,409,321
144,803	Visa, Inc. Class A	52,032,062
		289,658,307
	Food, Beverage & Tobacco - 3.5%
510,727	Anheuser-Busch InBev SA ADR(1)	37,523,113
422,017	Philip Morris International, Inc.	80,529,284
		118,052,397
	Health Care Equipment & Services - 5.1%
102,085	HCA Healthcare, Inc.	43,563,753
88,463	Humana, Inc.	33,754,827
91,519	Labcorp Holdings, Inc.	28,197,919
187,767	UnitedHealth Group, Inc.	68,925,510
		174,442,009
	Household & Personal Products - 1.8%
986,782	Unilever PLC ADR	59,927,271
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Insurance - 2.3%
526,228	American International Group, Inc.	$39,161,888
235,820	Marsh & McLennan Cos., Inc.	40,261,548
		79,423,436
	Materials - 2.4%
702,522	Amcor PLC	29,407,571
182,588	Avery Dennison Corp.	31,162,294
252,218	BHP Group Ltd. ADR(1)	21,398,175
		81,968,040
	Media & Entertainment - 3.0%
98,083	Alphabet, Inc. Class A	33,748,399
236,916	Publicis Groupe SA	25,399,442
422,739	Walt Disney Co.	44,345,321
		103,493,162
	Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
137,544	AbbVie, Inc.	35,980,135
270,549	AstraZeneca PLC	43,685,547
224,310	Danaher Corp.	49,695,881
261,208	Gilead Sciences, Inc.	38,933,052
273,042	Johnson & Johnson	72,285,139
612,867	Merck & Co., Inc.	89,055,704
		329,635,458
	Semiconductors & Semiconductor Equipment - 5.5%
97,562	Broadcom, Inc.	34,262,799
189,731	Intel Corp.*	22,811,358
110,089	NXP Semiconductors NV	26,149,440
307,774	QUALCOMM, Inc.	56,642,727
103,657	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	47,287,287
		187,153,611
	Software & Services - 10.2%
544,786	Microsoft Corp.	279,420,739
87,384	Roper Technologies, Inc.	30,532,844
168,517	Salesforce, Inc.	38,686,448
		348,640,031
	Technology Hardware & Equipment - 9.0%
481,408	Apple, Inc.	160,318,492
674,740	Cisco Systems, Inc.	72,622,266
87,932	Dell Technologies, Inc. Class C	47,303,020
109,728	TD SYNNEX Corp.	28,183,637
		308,427,415
	Transportation - 1.7%
360,460	Delta Air Lines, Inc.	30,083,992
307,214	United Parcel Service, Inc. Class B	28,706,076
		58,790,068
	Utilities - 3.7%
321,545	Duke Energy Corp.	36,659,346
1,073,493	Exelon Corp.	43,369,117
575,220	Sempra	44,844,151
		124,872,614
	Total Common Stocks (cost $2,436,912,404)	$3,386,713,902

14

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.2%
$ 4,228,025
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%,
due on 10/01/2026 with a maturity value
of $4,228,481; collateralized by
U.S. Treasury Note at 4.25%, maturing
07/31/2028, with a market value of
$4,312,588
			$4,228,025
	Securities Lending Collateral - 0.7%
24,107,010	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(2)		24,107,010
	Total Short-Term Investments (cost $28,335,035)		$28,335,035
	Total Investments (cost $2,465,247,439)	100.2%	$3,415,048,937
	Other Assets and Liabilities	(0.2)%	(5,412,697)
	Net Assets	100.0%	$3,409,636,240
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,386,713,902	$3,329,025,954	$57,687,948	$—
Short-Term Investments	28,335,035	24,107,010	4,228,025	—
Total	$3,415,048,937	$3,353,132,964	$61,915,973	$—

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.

15

Hartford Healthcare HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Biotechnology - 30.4%
19,319	AbbVie, Inc.	$5,053,657
4,501	Alnylam Pharmaceuticals, Inc.*	1,110,577
4,204	Amgen, Inc.	1,772,028
20,866	Arcus Biosciences, Inc.*	538,969
702	Argenx SE ADR*	673,155
4,794	Ascendis Pharma AS*	1,092,217
1,800	Attovia Therapeutics, Inc.*	30,852
7,369	Biogen, Inc.*	1,664,510
11,087	Bridgebio Pharma, Inc.*	729,525
18,276	Celldex Therapeutics, Inc.*	592,325
4,886	CG Oncology, Inc.*	346,369
17,738	Cytokinetics, Inc.*	1,169,112
5,345	Dianthus Therapeutics, Inc.*	470,627
7,887	Disc Medicine, Inc.*	516,283
24,032	Dyne Therapeutics, Inc.*	387,156
83,000	GenFleet Therapeutics Shanghai, Inc. Class H*(1)	348,549
31,435	Immatics NV*	275,999
15,428	Immunocore Holdings PLC ADR*	467,314
19,281	Immunome, Inc.*	414,734
8,678	Incyte Corp.*	1,053,075
5,448	Kymera Therapeutics, Inc.*	609,032
1,675	Madrigal Pharmaceuticals, Inc.*	844,133
5,610	Mirum Pharmaceuticals, Inc.*	479,543
9,885	Moderna, Inc.*	1,903,554
4,994	Protagonist Therapeutics, Inc.*	703,605
11,435	PTC Therapeutics, Inc.*	740,759
2,904	Regeneron Pharmaceuticals, Inc.	2,202,016
3,870	Revolution Medicines, Inc.*	794,356
15,436	Scholar Rock Holding Corp.*	745,868
14,771	Stoke Therapeutics, Inc.*	384,046
2,532	United Therapeutics Corp.*	1,372,065
10,420	Vaxcyte, Inc.*	592,898
6,067	Vertex Pharmaceuticals, Inc.*	3,171,888
19,665	Zenas Biopharma, Inc.*(1)	530,365
		33,781,161
	Health Care Distributors - 2.8%
2,996	Cardinal Health, Inc.	666,610
7,969	Cencora, Inc.	2,392,692
		3,059,302
	Health Care Equipment - 13.1%
16,916	Abbott Laboratories	1,671,808
50,233	Boston Scientific Corp.*	2,192,670
10,110	Dexcom, Inc.*	872,392
29,206	Edwards Lifesciences Corp.*	2,521,062
7,432	Inspire Medical Systems, Inc.*	515,483
8,931	Intuitive Surgical, Inc.*	3,631,613
14,431	Medtronic PLC	1,245,251
4,070	STERIS PLC	854,741
3,834	Stryker Corp.	1,055,845
		14,560,865
	Health Care Facilities - 1.8%
4,573	HCA Healthcare, Inc.	1,951,482
	Health Care Services - 3.0%
35,110	CVS Health Corp.	3,008,576
16,265	Option Care Health, Inc.*	365,800
		3,374,376
	Health Care Technology - 0.5%
11,939	HeartFlow, Inc.*	593,965
	Life Sciences Tools & Services - 6.3%
20,799	Adaptive Biotechnologies Corp.*	601,091
12,196	Agilent Technologies, Inc.	2,101,493
1,300	Alamar Biosciences, Inc.*	44,291
7,539	Danaher Corp.	1,670,265
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Life Sciences Tools & Services - 6.3% - (continued)
13,431	Qiagen NV		$587,741
3,023	Thermo Fisher Scientific, Inc.		2,040,676
			7,045,557
	Managed Health Care - 8.7%
45,811	Alignment Healthcare, Inc.*		373,818
7,730	Elevance Health, Inc.		3,005,579
2,144	Humana, Inc.		818,086
14,839	UnitedHealth Group, Inc.		5,447,100
			9,644,583
	Pharmaceuticals - 32.5%
12,300	Alebund Pharmaceuticals Jiangsu Ltd.*		39,158
5,794	AstraZeneca PLC		935,569
2,500	Avalyn Pharma, Inc.*(1)		71,225
1,600	Blossomhill Therapeutics, Inc.*(1)		29,824
900	Braveheart Bio, Inc.*(1)		18,180
19,496	Bristol-Myers Squibb Co.		1,216,550
10,163	Definium Therapeutics, Inc.*		386,804
31,004	Elanco Animal Health, Inc.*		694,180
11,525	Eli Lilly & Co.		13,335,347
3,418	Galderma Group AG*		676,126
49,542	GSK PLC		1,195,603
41,925	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H(1)		267,363
28,878	Johnson & Johnson		7,645,162
6,404	MBX Biosciences, Inc.*		375,403
48,565	Merck & Co., Inc.		7,056,980
14,674	Pharvaris NV*		465,459
13,569	Structure Therapeutics, Inc. ADR*		424,303
21,888	Trevi Therapeutics, Inc.*		313,436
3,912	UCB SA		902,669
			36,049,341
	Total Common Stocks (cost $72,275,374)		$110,060,632
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)(3)(4)		$903
	Total Rights (cost $903)		$903
	Total Long-Term Investments (cost $72,276,277)		$110,061,535
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.1%
$ 166,520
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%, due
on 10/01/2026 with a maturity value of
$166,538; collateralized by U.S. Treasury Note
at 4.25%, maturing 07/31/2028, with a market
value of $170,048
			$166,520
	Securities Lending Collateral - 0.7%
742,856	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(5)		742,856
	Total Short-Term Investments (cost $909,376)		$909,376
	Total Investments (cost $73,185,653)	99.9%	$110,970,911
	Other Assets and Liabilities	0.1%	110,485
	Net Assets	100.0%	$111,081,396

16

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$903	$903

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$110,060,632	$105,734,753	$4,325,879	$—
Rights	903	—	—	903
Short-Term Investments	909,376	742,856	166,520	—
Total	$110,970,911	$106,477,609	$4,492,399	$903

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2026 is not presented.

17

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Australia - 1.1%
1,215,931	Glencore PLC	$8,905,323
	Belgium - 3.5%
168,895	Anheuser-Busch InBev SA	12,436,047
6,807	Argenx SE ADR*	6,527,300
68,969	KBC Group NV	10,154,300
		29,117,647
	Brazil - 2.1%
1,972,415	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,458,592
3,778	MercadoLibre, Inc.*	6,530,386
		16,988,978
	Canada - 3.4%
209,275	Cenovus Energy, Inc.	6,505,517
87,970	RB Global, Inc.	7,164,812
71,593	Royal Bank of Canada	14,082,665
		27,752,994
	Chile - 0.9%
316,423	Lundin Mining Corp.(1)	7,543,992
	China - 6.3%
899,800	Alibaba Group Holding Ltd.	12,111,572
1,296,874	ENN Energy Holdings Ltd.	8,024,734
334,003	KE Holdings, Inc. ADR	5,627,951
266,013	Tencent Holdings Ltd.	14,489,031
135,350	Trip.com Group Ltd.*	5,293,474
1,568,933	Weichai Power Co. Ltd. Class A	5,830,579
		51,377,341
	Finland - 1.0%
823,758	Nokia OYJ	8,362,987
	France - 8.7%
177,442	Accor SA	9,152,108
129,151	Cie de Saint-Gobain SA	10,025,381
166,286	Klepierre SA REIT	6,672,842
661,022	Orange SA	10,259,214
121,139	Societe Generale SA	9,468,652
226,944	TotalEnergies SE	19,489,683
392,182	Valeo SE	6,443,172
		71,511,052
	Germany - 7.0%
49,768	adidas AG	8,164,689
29,614	Allianz SE	13,938,160
602,027	E.ON SE	11,465,533
134,346	Infineon Technologies AG	8,945,975
47,228	Siemens AG	14,640,791
		57,155,148
	Hong Kong - 1.4%
1,278,885	AIA Group Ltd.	11,864,654
	India - 1.3%
756,591	ICICI Bank Ltd.	10,412,213
	Israel - 1.5%
311,332	Teva Pharmaceutical Industries Ltd.*	12,328,747
	Italy - 4.4%
19,875	Ferrari NV	7,800,416
151,153	Ryanair Holdings PLC ADR	8,314,927
1,342,520	Saipem SpA(1)	6,609,346
140,810	UniCredit SpA	13,157,077
		35,881,766
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Japan - 13.3%
185,423	Chugai Pharmaceutical Co. Ltd.	$7,246,747
584,993	Kansai Electric Power Co., Inc.	10,052,642
428,933	Kawasaki Heavy Industries Ltd.	6,427,763
18,174	Keyence Corp.	9,277,940
209,847	Komatsu Ltd.	10,061,396
455,354	Mitsubishi Heavy Industries Ltd.	11,089,592
751,009	Mitsui Fudosan Co. Ltd.	6,961,976
334,502	Panasonic Holdings Corp.	9,565,148
1,448,665	Rakuten Group, Inc.*	6,327,011
686,704	Resona Holdings, Inc.	10,999,326
303,912	Shin-Etsu Chemical Co. Ltd.	11,483,318
841,244	Sumitomo Mitsui Trust Group, Inc.	9,479,548
		108,972,407
	Mexico - 0.8%
675,011	Cemex SAB de CV ADR	6,419,355
	Netherlands - 3.2%
14,543	ASML Holding NV	26,059,533
	Singapore - 1.1%
2,781,244	Singapore Telecommunications Ltd.	9,228,203
	South Africa - 1.7%
267,540	Anglo American PLC	14,326,172
	South Korea - 8.4%
468,991	KT Corp. ADR	8,887,379
122,355	Samsung Electronics Co. Ltd.	24,018,333
116,742	Shinhan Financial Group Co. Ltd.	9,126,000
20,846	SK Hynix, Inc.	26,961,185
		68,992,897
	Switzerland - 2.5%
35,118	Galderma Group AG*	6,946,813
291,152	UBS Group AG*	13,935,710
		20,882,523
	Taiwan - 9.0%
75,000	MediaTek, Inc.	11,570,784
792,806	Taiwan Semiconductor Manufacturing Co. Ltd.	62,074,952
		73,645,736
	United Kingdom - 12.4%
175,499	Admiral Group PLC	8,406,954
80,425	AstraZeneca PLC	12,986,386
1,021,190	Barratt Redrow PLC	4,473,763
202,210	British American Tobacco PLC	11,055,155
458,475	GSK PLC	11,064,435
207,732	IMI PLC	8,592,728
461,990	Imperial Brands PLC	14,980,211
7,887,412	Lloyds Banking Group PLC	11,120,137
84,503	London Stock Exchange Group PLC	9,105,749
150,859	Reckitt Benckiser Group PLC	9,980,208
		101,765,726
	United States - 3.3%
141,751	GFL Environmental, Inc.	5,929,444
260,939	Shell PLC	12,393,315
17,705	Spotify Technology SA*	8,629,063
		26,951,822
	Total Common Stocks (cost $587,366,803)	$806,447,216

18

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $587,366,803)		$806,447,216
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.2%
$ 1,710,904
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%, due
on 10/01/2026 with a maturity value of
$1,711,088; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.25%, maturing
04/15/2031, with a market value of
$1,745,241
			$1,710,904
	Securities Lending Collateral - 0.9%
6,770,249	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(4)		6,770,249
	Total Short-Term Investments (cost $8,481,153)		$8,481,153
	Total Investments (cost $595,847,956)	99.4%	$814,928,369
	Other Assets and Liabilities	0.6%	5,302,313
	Net Assets	100.0%	$820,230,682
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$—	$—

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$806,447,216	$125,209,344	$681,237,872	$—
Warrants	—	—	—	—
Short-Term Investments	8,481,153	6,770,249	1,710,904	—
Total	$814,928,369	$131,979,593	$682,948,776	$—

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2026 is not presented.

19

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Capital Goods - 21.9%
48,027	Acuity, Inc.	$14,879,245
15,541	Axon Enterprise, Inc.*	6,566,383
36,792	Bloom Energy Corp. Class A*	10,190,648
29,940	Carpenter Technology Corp.	11,641,271
9,263	Comfort Systems USA, Inc.	15,321,836
11,512	EMCOR Group, Inc.	8,685,689
493,699	Fastenal Co.	24,452,911
46,218	FTAI Aviation Ltd.	7,719,793
53,213	Graco, Inc.	4,088,887
47,203	HEICO Corp. Class A	10,777,861
53,645	Howmet Aerospace, Inc.	12,133,426
81,946	Ingersoll Rand, Inc.	6,154,964
103,125	Rocket Lab Corp.*	7,185,750
13,994	Woodward, Inc.	4,598,288
		144,396,952
	Commercial & Professional Services - 2.1%
44,768	Clean Harbors, Inc.*	13,888,377
	Consumer Discretionary Distribution & Retail - 5.6%
90,340	Aritzia, Inc.*	7,609,851
61,369	eBay, Inc.	6,508,182
174,089	O'Reilly Automotive, Inc.*	14,868,942
77,507	Wayfair, Inc. Class A*	7,949,118
		36,936,093
	Consumer Durables & Apparel - 1.8%
766	NVR, Inc.*	4,714,263
40,234	SharkNinja, Inc.*	7,246,948
		11,961,211
	Consumer Services - 8.1%
25,571	Airbnb, Inc. Class A*	4,107,981
167,183	Compass Group PLC ADR	4,913,508
58,770	DoorDash, Inc. Class A*	10,787,233
86,261	Hyatt Hotels Corp. Class A(1)	13,677,544
211,520	Life Time Group Holdings, Inc.*	8,435,418
14,038	Royal Caribbean Cruises Ltd.	3,732,143
51,306	Texas Roadhouse, Inc.	8,021,180
		53,675,007
	Consumer Staples Distribution & Retail - 1.5%
16,098	Casey's General Stores, Inc.	9,794,989
	Energy - 1.9%
45,478	Targa Resources Corp.	12,293,158
	Equity Real Estate Investment Trusts (REITs) - 0.9%
41,883	Lamar Advertising Co. Class A, REIT	6,035,759
	Financial Services - 5.2%
251,171	Interactive Brokers Group, Inc. Class A	21,455,027
35,750	Robinhood Markets, Inc. Class A*	4,021,875
787,418	Rocket Cos., Inc. Class A*	9,063,181
		34,540,083
	Health Care Equipment & Services - 1.6%
34,455	Guardant Health, Inc.*	6,145,394
8,181	IDEXX Laboratories, Inc.*	4,272,036
		10,417,430
	Insurance - 1.1%
4,095	Markel Group, Inc.*	7,012,483
	Media & Entertainment - 8.2%
79,396	EchoStar Corp. Class A*	7,098,796
81,766	Live Nation Entertainment, Inc.*	13,842,984
57,289	Reddit, Inc. Class A*	8,160,245
153,026	ROBLOX Corp. Class A*	6,483,712
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Media & Entertainment - 8.2% - (continued)
17,657	Spotify Technology SA*		$8,605,669
49,467	Take-Two Interactive Software, Inc.*		10,264,402
			54,455,808
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
51,157	Illumina, Inc.*		14,000,648
66,368	Natera, Inc.*		27,430,558
40,073	Tempus AI, Inc. Class A*		3,281,979
34,249	Waters Corp.*		15,048,668
			59,761,853
	Semiconductors & Semiconductor Equipment - 8.7%
38,325	Astera Labs, Inc.*		13,642,550
43,526	Cerebras Systems, Inc. Class A*		7,732,394
82,630	Microchip Technology, Inc.		6,426,135
57,417	MKS, Inc.		15,236,175
4,637	Monolithic Power Systems, Inc.		6,247,059
45,874	Semtech Corp.*		8,181,628
			57,465,941
	Software & Services - 11.1%
91,926	Bending Spoons SpA*(1)		3,062,974
77,795	Cloudflare, Inc. Class A*		27,016,648
4,168	Constellation Software, Inc.		8,477,838
29,930	Datadog, Inc. Class A*		8,196,331
19,347	Nebius Group NV*		4,563,570
52,065	Snowflake, Inc.*		17,679,191
76,284	Trimble, Inc.*		4,356,579
			73,353,131
	Technology Hardware & Equipment - 9.2%
28,388	Coherent Corp.*		8,170,350
189,462	Flex Ltd.*		20,838,925
18,679	Lumentum Holdings, Inc.*		18,142,166
113,458	TTM Technologies, Inc.*		13,937,181
			61,088,622
	Telecommunication Services - 0.4%
44,543	AST SpaceMobile, Inc.*(1)		2,621,801
	Total Common Stocks (cost $541,657,841)		$649,698,698
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.2%
$ 1,096,011
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%, due
on 10/01/2026 with a maturity value of
$1,096,129; collateralized by U.S. Treasury
Bond at 5.00%, maturing 05/15/2045, with a
market value of $1,118,001
			$1,096,011
	Securities Lending Collateral - 0.8%
5,486,842	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(2)		5,486,842
	Total Short-Term Investments (cost $6,582,853)		$6,582,853
	Total Investments (cost $548,240,694)	99.3%	$656,281,551
	Other Assets and Liabilities	0.7%	4,567,379
	Net Assets	100.0%	$660,848,930
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

20

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$649,698,698	$649,698,698	$—	$—
Short-Term Investments	6,582,853	5,486,842	1,096,011	—
Total	$656,281,551	$655,185,540	$1,096,011	$—

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.

21

Hartford Small Cap Growth HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5%
	Automobiles & Components - 1.5%
40,180	Dorman Products, Inc.*	$4,926,068
43,752	Patrick Industries, Inc.	2,965,511
		7,891,579
	Banks - 1.3%
44,590	Pinnacle Financial Partners, Inc.	4,174,070
206,701	Valley National Bancorp	2,608,567
		6,782,637
	Capital Goods - 14.5%
56,269	AAON, Inc.	4,656,822
86,085	Amprius Technologies, Inc.*	833,303
82,536	Atmus Filtration Technologies, Inc.	3,583,713
26,981	AZZ, Inc.	3,625,977
41,310	Construction Partners, Inc. Class A*	3,719,139
19,270	DXP Enterprises, Inc.*	3,491,917
59,436	Elmet Group Co.*(1)	1,186,342
18,691	EnerSys	3,430,359
158,552	Eos Energy Enterprises, Inc.*(1)	485,962
125,758	EquipmentShare.com, Inc. Class A*(1)	2,184,416
15,987	ESCO Technologies, Inc.	4,238,314
21,161	FTAI Aviation Ltd.	3,534,522
38,748	Griffon Corp.	3,605,114
51,455	Karman Holdings, Inc.*	1,668,171
24,505	Loar Holdings, Inc.*	1,507,548
35,987	Mercury Systems, Inc.*	2,986,921
9,141	Modine Manufacturing Co.*	1,711,195
13,463	Moog, Inc. Class A	5,135,731
32,337	Nextpower, Inc.*	2,520,022
52,861	Primoris Services Corp.	3,939,202
17,269	SPX Technologies, Inc.*	2,928,132
58,065	Terex Corp.	3,054,219
43,836	Transcat, Inc.*	3,875,979
13,624	VSE Corp.	2,243,873
9,205	WESCO International, Inc.	3,310,026
40,343	Xometry, Inc. Class A*	4,149,277
35,309	York Space Systems, Inc.*	305,423
		77,911,619
	Commercial & Professional Services - 1.4%
68,949	Casella Waste Systems, Inc. Class A*	5,540,052
29,662	Innodata, Inc.*	1,950,573
		7,490,625
	Consumer Discretionary Distribution & Retail - 1.5%
157,174	National Vision Holdings, Inc.*	2,574,510
40,986	Ollie's Bargain Outlet Holdings, Inc.*	3,510,451
11,049	Pool Corp.	1,788,502
		7,873,463
	Consumer Durables & Apparel - 1.1%
6,686	Installed Building Products, Inc.	1,282,910
39,987	Kontoor Brands, Inc.	2,520,381
36,629	Polaris, Inc.	1,910,202
		5,713,493
	Consumer Services - 3.2%
28,770	Covista, Inc.*	3,515,694
287,974	Genius Sports Ltd.*	1,650,091
117,618	Life Time Group Holdings, Inc.*	4,690,606
134,714	Navan, Inc. Class A*	2,827,647
244,158	Super Group SGHC Ltd.	2,771,193
86,819	Universal Technical Institute, Inc.*	1,620,911
		17,076,142
	Consumer Staples Distribution & Retail - 1.7%
48,616	BJ's Wholesale Club Holdings, Inc.*	4,472,672
41,938	Chefs' Warehouse, Inc.*	4,704,185
		9,176,857
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5% - (continued)
	Energy - 3.5%
53,403	Cactus, Inc. Class A	$3,322,735
18,305	Chord Energy Corp.	2,454,151
40,233	Kodiak Gas Services, Inc.	2,131,142
40,746	Solaris Energy Infrastructure, Inc.	2,900,300
396,366	TETRA Technologies, Inc.*	2,326,668
37,519	Tidewater, Inc.*	3,042,791
281,661	Uranium Energy Corp.*	2,661,697
		18,839,484
	Equity Real Estate Investment Trusts (REITs) - 1.2%
107,518	CareTrust, Inc. REIT	3,933,008
144,471	Urban Edge Properties REIT	2,821,519
		6,754,527
	Financial Services - 7.3%
11,523	Dave, Inc.*	3,704,760
7,974	Evercore, Inc. Class A	2,053,305
65,874	Figure Technology Solutions, Inc. Class A*	1,900,465
36,244	FirstCash Holdings, Inc.	7,655,820
67,857	Flywire Corp.*	1,187,497
98,252	Marex Group Ltd.	6,854,059
261,809	Perella Weinberg Partners	4,270,105
149,846	Remitly Global, Inc.*	3,197,714
41,930	StepStone Group, Inc. Class A	1,819,762
42,563	Stifel Financial Corp.	2,981,112
152,378	WisdomTree, Inc.	3,701,262
		39,325,861
	Food, Beverage & Tobacco - 1.1%
31,227	Freshpet, Inc.*	1,797,426
40,912	Lifeway Foods, Inc.*	866,925
53,357	Vita Coco Co., Inc.*	3,054,955
		5,719,306
	Health Care Equipment & Services - 11.8%
80,338	Acadia Healthcare Co., Inc.*	2,209,295
176,282	Alignment Healthcare, Inc.*	1,438,461
68,386	AtriCure, Inc.*	3,843,293
38,427	BrightSpring Health Services, Inc.*	2,180,732
43,006	Encompass Health Corp.	5,224,799
34,809	Ensign Group, Inc.	5,987,148
32,045	GeneDx Holdings Corp.*	2,316,853
32,410	Glaukos Corp.*	5,321,398
23,210	Guardant Health, Inc.*	4,139,736
64,725	Guardian Pharmacy Services, Inc. Class A*	2,639,485
57,611	HealthEquity, Inc.*	5,096,269
71,509	HeartFlow, Inc.*	3,557,573
20,568	Hims & Hers Health, Inc.*	612,721
38,773	Hinge Health, Inc. Class A*	3,770,286
18,727	iRhythm Holdings, Inc.*	2,128,511
44,134	Lantheus Holdings, Inc.*	4,392,657
27,073	Merit Medical Systems, Inc.*	2,334,505
54,274	RadNet, Inc.*	3,741,650
28,797	TransMedics Group, Inc.*	2,403,110
		63,338,482
	Insurance - 1.6%
186,519	Porch Group, Inc.*	3,107,407
110,748	SiriusPoint Ltd.*	2,685,639
1,407	White Mountains Insurance Group Ltd.	2,823,131
		8,616,177
	Materials - 2.5%
43,471	Century Aluminum Co.*	1,564,086
303,130	Ivanhoe Electric, Inc.*	3,007,050
146,410	James Hardie Industries PLC*	3,705,637
5,910	Materion Corp.	1,593,277
140,638	Perimeter Solutions, Inc.*	3,701,592
		13,571,642

22

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5% - (continued)
	Media & Entertainment - 1.2%
58,307	Cargurus, Inc.*	$1,816,846
77,700	Lionsgate Studios Corp.*	878,837
77,963	Magnite, Inc.*	1,969,346
181,866	MNTN, Inc. Class A*	1,849,577
		6,514,606
	Pharmaceuticals, Biotechnology & Life Sciences - 18.1%
30,202	Alamar Biosciences, Inc.*	1,028,982
75,487	Alkermes PLC*	3,058,733
76,615	Arcus Biosciences, Inc.*	1,978,965
8,199	Axsome Therapeutics, Inc.*	1,511,814
44,434	Bridgebio Pharma, Inc.*	2,923,757
37,302	Celcuity, Inc.*	2,966,255
104,238	Celldex Therapeutics, Inc.*	3,378,354
43,672	CG Oncology, Inc.*	3,095,908
102,982	Cogent Biosciences, Inc.*	3,297,484
120,324	Corvus Pharmaceuticals, Inc.*	1,386,132
30,301	Cytokinetics, Inc.*	1,997,139
66,949	Definium Therapeutics, Inc.*	2,548,079
34,611	Dianthus Therapeutics, Inc.*	3,047,499
36,904	Disc Medicine, Inc.*	2,415,736
68,400	Dyne Therapeutics, Inc.*	1,101,924
33,955	Kodiak Sciences, Inc.*	3,218,934
31,411	Kymera Therapeutics, Inc.*	3,511,436
4,787	Madrigal Pharmaceuticals, Inc.*	2,412,457
54,900	MBX Biosciences, Inc.*	3,218,238
36,253	Mirum Pharmaceuticals, Inc.*	3,098,906
4,553	Praxis Precision Medicines, Inc.*	1,325,970
45,699	Protagonist Therapeutics, Inc.*	6,438,532
52,266	PTC Therapeutics, Inc.*	3,385,792
32,080	Rhythm Pharmaceuticals, Inc.*	3,054,497
68,306	Scholar Rock Holding Corp.*	3,300,546
52,018	Spyre Therapeutics, Inc.*	4,631,163
38,610	Stoke Therapeutics, Inc.*	1,003,860
30,833	Structure Therapeutics, Inc. ADR*	964,148
41,176	TG Therapeutics, Inc.*	2,296,797
64,610	Travere Therapeutics, Inc.*	3,804,237
109,135	Trevi Therapeutics, Inc.*	1,562,813
17,264	Twist Bioscience Corp.*	3,336,095
27,064	Ultragenyx Pharmaceutical, Inc.*	406,772
72,029	Vaxcyte, Inc.*	4,098,450
66,307	Veracyte, Inc.*	3,052,774
73,900	Viridian Therapeutics, Inc.*	1,521,601
49,280	Xenon Pharmaceuticals, Inc.*	1,832,723
		97,213,502
	Semiconductors & Semiconductor Equipment - 4.7%
18,813	ACM Research, Inc. Class A*	1,522,348
66,847	Allegro MicroSystems, Inc.*(1)	2,429,888
9,701	AXT, Inc.*	755,755
20,198	Diodes, Inc.*	1,954,964
46,412	Ichor Holdings Ltd.*	2,871,046
27,461	MaxLinear, Inc.*	2,480,003
14,359	MKS, Inc.	3,810,304
37,879	Power Integrations, Inc.	1,962,132
87,140	Rigetti Computing, Inc.*(1)	1,371,584
4,599	SiTime Corp.*	2,998,686
58,922	Veeco Instruments, Inc.*	3,058,052
		25,214,762
	Software & Services - 7.9%
18,255	Akamai Technologies, Inc.*	1,941,419
75,056	Applied Digital Corp.*(1)	1,829,115
60,640	Arteris, Inc.*	1,433,530
326,025	Aurora Innovation, Inc.*	1,806,179
59,902	Bill Holdings, Inc.*	2,548,231
58,115	Boost Run, Inc. Class A*(1)	958,898
97,628	Box, Inc. Class A*	3,268,585
58,919	Cipher Digital, Inc.*	932,393
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.5% - (continued)
	Software & Services - 7.9% - (continued)
12,860	Commvault Systems, Inc.*	$1,927,971
75,505	D-Wave Quantum, Inc.*(1)	1,251,118
12,571	Hut 8 Corp.*	1,082,363
41,856	JFrog Ltd.*	4,061,706
75,346	Q2 Holdings, Inc.*	4,177,182
67,994	Riot Platforms, Inc.*	1,370,079
81,323	SentinelOne, Inc. Class A*	1,932,234
24,457	ServiceTitan, Inc. Class A*	1,609,026
15,432	SharonAI Holdings, Inc.*(1)	842,587
83,032	Terawulf, Inc.*	1,228,874
10,501	Tyler Technologies, Inc.*	3,345,619
163,532	Zeta Global Holdings Corp. Class A*	5,162,705
		42,709,814
	Technology Hardware & Equipment - 5.8%
30,339	Benchmark Electronics, Inc.	2,515,407
97,033	Extreme Networks, Inc.*	2,081,358
10,574	Frequency Electronics, Inc.*	893,820
200,501	Mirion Technologies, Inc.*	2,831,074
100,531	Napco Security Technologies, Inc.	3,580,914
28,968	Novanta, Inc.*	4,118,960
19,826	OSI Systems, Inc.*	3,853,580
48,013	Ouster, Inc.*	1,936,844
19,916	Sanmina Corp.*	4,280,148
73,082	Unusual Machines, Inc.*(1)	1,789,047
51,575	Viavi Solutions, Inc.*	2,162,024
34,911	Vishay Intertechnology, Inc.	1,136,353
		31,179,529
	Telecommunication Services - 0.3%
29,110	Bandwidth, Inc. Class A*	1,767,268
	Transportation - 0.6%
17,191	Allegiant Travel Co.*	1,302,906
786,043	FTAI Infrastructure, Inc.	2,169,479
		3,472,385
	Utilities - 0.7%
28,176	Chesapeake Utilities Corp.	3,619,489
	Total Common Stocks (cost $433,080,629)	$507,773,249
EXCHANGE-TRADED FUNDS - 3.1%
	Other Investment Pools & Funds - 3.1%
47,414	iShares Russell 2000 Growth ETF (1)	$16,922,057
	Total Exchange-Traded Funds (cost $17,562,001)	$16,922,057
	Total Long-Term Investments (cost $450,642,630)	$524,695,306
SHORT-TERM INVESTMENTS - 3.2%
	Repurchase Agreements - 0.3%
$ 1,413,931
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%,
due on 10/01/2026 with a maturity value of
$1,414,083; collateralized by U.S. Treasury
Note at 4.25%, maturing 07/31/2028, with
a market value of $1,442,345
		$1,413,931

23

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.2% - (continued)
	Securities Lending Collateral - 2.9%
15,600,931	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(2)		$15,600,931
	Total Short-Term Investments (cost $17,014,862)		$17,014,862
	Total Investments (cost $467,657,492)	100.8%	$541,710,168
	Other Assets and Liabilities	(0.8)%	(4,401,364)
	Net Assets	100.0%	$537,308,804
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$507,773,249	$507,773,249	$—	$—
Exchange-Traded Funds	16,922,057	16,922,057	—	—
Short-Term Investments	17,014,862	15,600,931	1,413,931	—
Total	$541,710,168	$540,296,237	$1,413,931	$—

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.

24

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Banks - 2.5%
46,142	Axos Financial, Inc.*	$3,994,513
196,347	Seacoast Banking Corp. of Florida	6,249,725
		10,244,238
	Capital Goods - 17.8%
13,584	Acuity, Inc.	4,208,459
219,430	Ameresco, Inc. Class A*	4,544,395
23,842	Applied Industrial Technologies, Inc.	7,922,458
2,727	Comfort Systems USA, Inc.	4,510,703
7,005	Curtiss-Wright Corp.	3,809,459
29,021	DXP Enterprises, Inc.*	5,258,895
109,681	Kornit Digital Ltd.*	1,822,898
42,504	Kratos Defense & Security Solutions, Inc.*	1,814,496
24,992	Loar Holdings, Inc.*(1)	1,537,508
34,308	Mercury Systems, Inc.*	2,847,564
23,121	Modine Manufacturing Co.*	4,328,251
51,405	Nextpower, Inc.*	4,005,992
73,518	Rush Enterprises, Inc. Class A	3,367,860
74,721	Voyager Technologies, Inc. Class A*	2,260,310
119,497	Xometry, Inc. Class A*	12,290,267
189,285	Zurn Elkay Water Solutions Corp. Class C	8,796,074
		73,325,589
	Commercial & Professional Services - 3.1%
37,039	Casella Waste Systems, Inc. Class A*	2,976,084
143,255	ExlService Holdings, Inc.*	4,925,107
34,634	TriNet Group, Inc.	2,166,010
823,367	Verra Mobility Corp.*	2,552,438
		12,619,639
	Consumer Discretionary Distribution & Retail - 3.2%
36,365	Boot Barn Holdings, Inc.*	4,380,891
15,830	Five Below, Inc.*	3,475,793
86,063	Global-e Online Ltd.*	3,419,283
43,094	Tory Burch LLC*(2)(3)	1,828,480
		13,104,447
	Consumer Durables & Apparel - 2.9%
76,515	Champion Homes, Inc.*	6,557,335
404,707	Figs, Inc. Class A*	5,609,239
		12,166,574
	Consumer Services - 2.5%
181,301	Life Time Group Holdings, Inc.*	7,230,284
38,787	Stride, Inc.*	3,024,610
		10,254,894
	Energy - 4.7%
79,925	Cactus, Inc. Class A	4,972,934
70,154	Chord Energy Corp.	9,405,547
186,871	Innovex International, Inc.*	5,049,254
		19,427,735
	Equity Real Estate Investment Trusts (REITs) - 3.8%
170,326	American Healthcare, Inc. REIT	8,730,911
26,800	Janus Living, Inc. Class A, REIT	794,084
165,217	Phillips Edison & Co., Inc. REIT	6,169,203
		15,694,198
	Financial Services - 3.6%
7,109	Dave, Inc.*	2,285,615
164,420	Flywire Corp.*	2,877,350
146,037	HA Sustainable Infrastructure Capital, Inc.	5,231,045
32,494	PJT Partners, Inc. Class A	4,637,219
		15,031,229
	Food, Beverage & Tobacco - 1.9%
136,367	Vita Coco Co., Inc.*	7,807,693
	Health Care Equipment & Services - 9.4%
372,463	Alignment Healthcare, Inc.*	3,039,298
25,083	Ensign Group, Inc.	4,314,276
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Health Care Equipment & Services - 9.4% - (continued)
36,007	GeneDx Holdings Corp.*	$2,603,306
20,576	Glaukos Corp.*	3,378,373
109,640	Guardian Pharmacy Services, Inc. Class A*	4,471,119
24,980	HealthEquity, Inc.*	2,209,731
67,635	Hims & Hers Health, Inc.*(1)	2,014,847
78,346	Hinge Health, Inc. Class A*	7,618,365
121,449	PACS Group, Inc.*	5,046,206
47,316	TransMedics Group, Inc.*	3,948,520
		38,644,041
	Insurance - 3.2%
315,779	Porch Group, Inc.*	5,260,878
325,562	SiriusPoint Ltd.*	7,894,879
		13,155,757
	Materials - 2.3%
51,931	Cabot Corp.	3,994,013
213,114	James Hardie Industries PLC*	5,393,916
		9,387,929
	Media & Entertainment - 0.9%
114,072	Cargurus, Inc.*	3,554,483
	Pharmaceuticals, Biotechnology & Life Sciences - 20.5%
107,810	Adaptive Biotechnologies Corp.*	3,115,709
69,781	Alkermes PLC*	2,827,526
18,051	Axsome Therapeutics, Inc.*	3,328,424
59,029	Bridgebio Pharma, Inc.*	3,884,108
19,347	Celcuity, Inc.*	1,538,474
44,523	Celldex Therapeutics, Inc.*	1,442,991
32,879	CG Oncology, Inc.*	2,330,792
126,802	Cogent Biosciences, Inc.*	4,060,200
95,250	Corvus Pharmaceuticals, Inc.*	1,097,280
38,766	Cytokinetics, Inc.*	2,555,067
31,018	Definium Therapeutics, Inc.*	1,180,545
32,629	Dianthus Therapeutics, Inc.*	2,872,984
23,435	Disc Medicine, Inc.*	1,534,055
83,702	Dyne Therapeutics, Inc.*	1,348,439
21,593	Insmed, Inc.*	2,464,625
30,256	Ionis Pharmaceuticals, Inc.*	1,350,930
8,640	Krystal Biotech, Inc.*	2,873,318
21,857	Kymera Therapeutics, Inc.*	2,443,394
45,091	MBX Biosciences, Inc.*	2,643,234
46,282	Mineralys Therapeutics, Inc.*	1,163,067
66,835	Nurix Therapeutics, Inc.*	1,584,658
45,414	Oculis Holding AG*	424,167
27,889	Pharvaris NV*	884,639
6,353	Praxis Precision Medicines, Inc.*	1,850,184
41,997	Protagonist Therapeutics, Inc.*	5,916,957
47,757	PTC Therapeutics, Inc.*	3,093,699
15,568	Revolution Medicines, Inc.*	3,195,488
46,583	Scholar Rock Holding Corp.*	2,250,891
34,139	Spyre Therapeutics, Inc.*	3,039,395
46,887	Structure Therapeutics, Inc. ADR*	1,466,157
162,600	Taysha Gene Therapies, Inc.*	791,862
190,501	Trevi Therapeutics, Inc.*	2,727,974
16,609	Twist Bioscience Corp.*	3,209,523
51,719	Vaxcyte, Inc.*	2,942,811
104,121	Viridian Therapeutics, Inc.*	2,143,851
50,859	Xenon Pharmaceuticals, Inc.*	1,891,446
41,467	Zenas Biopharma, Inc.*(1)	1,118,365
		84,587,229
	Semiconductors & Semiconductor Equipment - 4.7%
32,380	Ambiq Micro, Inc.*	2,207,344
30,278	Credo Technology Group Holding Ltd.*	5,897,852
24,883	MKS, Inc.	6,602,953
7,441	SiTime Corp.*	4,851,755
		19,559,904

25

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Software & Services - 7.7%
48,287	Agilysys, Inc.*		$4,687,702
565,311	Amplitude, Inc. Class A*		7,829,557
422,018	AvePoint, Inc.*		5,942,014
137,815	Intapp, Inc.*		4,990,281
54,149	Rubrik, Inc. Class A*		6,198,436
35,317	ServiceTitan, Inc. Class A*		2,323,505
			31,971,495
	Technology Hardware & Equipment - 3.3%
9,369	Fabrinet*		3,974,986
60,145	Frequency Electronics, Inc.*		5,084,057
16,379	OSI Systems, Inc.*		3,183,586
45,826	Vishay Intertechnology, Inc.		1,491,636
			13,734,265
	Telecommunication Services - 0.3%
22,456	Bandwidth, Inc. Class A*		1,363,304
	Total Common Stocks (cost $313,748,371)		$405,634,643
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
9,400	iShares Russell 2000 Growth ETF (1)		$3,354,860
	Total Exchange-Traded Funds (cost $3,512,084)		$3,354,860
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
40,950	Akero Therapeutics, Inc. CVR*(2)(3)(4)		$26,618
55,913	Apellis Pharmaceuticals, Inc. CVR*(1)(2)(3)(4)		1,677
	Total Rights (cost $28,295)		$28,295
	Total Long-Term Investments (cost $317,288,750)		$409,017,798
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.2%
$ 814,982
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%, due
on 10/01/2026 with a maturity value of
$815,070; collateralized by U.S. Treasury
Bond at 5.00%, maturing 05/15/2045, with a
market value of $634,166 and U.S. Treasury
Note at 4.25%, maturing 07/31/2028, with a
market value of $197,262
			$814,982
	Securities Lending Collateral - 1.1%
4,659,888	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(5)		4,659,888
	Total Short-Term Investments (cost $5,474,870)		$5,474,870
	Total Investments (cost $322,763,620)	100.4%	$414,492,668
	Other Assets and Liabilities	(0.4)%	(1,821,883)
	Net Assets	100.0%	$412,670,785
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,856,775 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2025	Akero Therapeutics, Inc. CVR	40,950	$26,618	$26,618
05/2026	Apellis Pharmaceuticals, Inc. CVR	55,913	1,677	1,677
11/2013	Tory Burch LLC	43,094	3,377,559	1,828,480
			$3,405,854	$1,856,775

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

26

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$405,634,643	$403,806,163	$—	$1,828,480
Exchange-Traded Funds	3,354,860	3,354,860	—	—
Rights	28,295	—	—	28,295
Short-Term Investments	5,474,870	4,659,888	814,982	—
Total	$414,492,668	$411,820,911	$814,982	$1,856,775

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2026 is not presented.

27

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Banks - 5.6%
157,777	JP Morgan Chase & Co.	$52,197,365
142,225	Wells Fargo & Co.	11,385,111
		63,582,476
	Capital Goods - 8.6%
74,137	AMETEK, Inc.	18,365,959
7,459	Caterpillar, Inc.	6,047,682
12,062	Deere & Co.	8,100,236
13,384	Ferguson Enterprises, Inc.	2,979,546
63,978	Honeywell Aerospace, Inc.*	9,914,671
61,387	Honeywell International, Inc.	12,948,974
35,627	Northrop Grumman Corp.	17,224,942
38,563	Trane Technologies PLC	17,429,705
13,705	WESCO International, Inc.	4,928,181
		97,939,896
	Commercial & Professional Services - 2.7%
101,779	Automatic Data Processing, Inc.	26,265,089
21,424	Waste Management, Inc.	4,368,782
		30,633,871
	Consumer Discretionary Distribution & Retail - 4.1%
78,588	Home Depot, Inc.	22,357,500
180,370	TJX Cos., Inc.	23,864,755
		46,222,255
	Consumer Services - 1.1%
34,088	Marriott International, Inc. Class A	12,124,079
	Consumer Staples Distribution & Retail - 1.4%
117,965	U.S. Foods Holding Corp.*	10,877,553
51,963	Walmart, Inc.	5,399,995
		16,277,548
	Energy - 2.9%
141,893	ExxonMobil Holdings Corp.	23,093,086
122,760	TotalEnergies SE(1)	10,495,980
		33,589,066
	Financial Services - 11.6%
32,167	Blackrock, Inc.	34,042,014
82,312	Mastercard, Inc. Class A	45,392,599
319,449	UBS Group AG*	15,290,119
104,732	Visa, Inc. Class A	37,633,349
		132,358,081
	Food, Beverage & Tobacco - 3.9%
244,737	Coca-Cola Co.	21,066,961
122,258	Philip Morris International, Inc.	23,329,271
		44,396,232
	Health Care Equipment & Services - 5.4%
47,421	Cardinal Health, Inc.	10,551,173
35,916	Cencora, Inc.	10,783,779
50,538	Elevance Health, Inc.	19,650,185
74,260	Stryker Corp.	20,450,461
		61,435,598
	Household & Personal Products - 2.1%
387,013	Unilever PLC	23,539,240
	Insurance - 3.0%
68,717	Chubb Ltd.	22,350,204
67,479	Marsh & McLennan Cos., Inc.	11,520,690
		33,870,894
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.3% - (continued)
	Materials - 2.8%
674,038	Glencore PLC		$4,936,568
57,730	Linde PLC		27,401,545
			32,338,113
	Media & Entertainment - 2.1%
69,609	Alphabet, Inc. Class A		23,951,065
	Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
100,888	AbbVie, Inc.		26,391,292
47,435	Amgen, Inc.		19,994,327
45,532	Eli Lilly & Co.		52,684,166
35,807	Johnson & Johnson		9,479,545
236,400	Merck & Co., Inc.		34,351,284
			142,900,614
	Semiconductors & Semiconductor Equipment - 11.0%
9,270	ASML Holding NV		16,794,181
170,013	Broadcom, Inc.		59,706,866
34,960	NVIDIA Corp.		7,984,165
66,628	QUALCOMM, Inc.		12,262,217
99,637	Texas Instruments, Inc.		27,907,327
			124,654,756
	Software & Services - 7.5%
49,909	International Business Machines Corp.		10,976,486
144,053	Microsoft Corp.		73,884,784
			84,861,270
	Technology Hardware & Equipment - 6.6%
381,506	Amphenol Corp. Class A		32,160,956
127,515	Apple, Inc.		42,465,045
			74,626,001
	Transportation - 1.3%
129,212	Canadian National Railway Co.		15,380,327
	Utilities - 3.0%
92,031	American Water Works Co., Inc.		11,915,254
133,888	Dominion Energy, Inc.		8,102,902
178,044	Sempra		13,880,310
			33,898,466
	Total Common Stocks (cost $777,265,746)		$1,128,579,848
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.1%
$ 1,700,189
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%,
due on 10/01/2026 with a maturity value
of $1,700,372; collateralized by
U.S. Treasury Note at 4.25%, maturing
07/31/2028, with a market value of
$1,734,326
			$1,700,189
	Securities Lending Collateral - 0.4%
4,195,242	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(2)		4,195,242
	Total Short-Term Investments (cost $5,895,431)		$5,895,431
	Total Investments (cost $783,161,177)	99.8%	$1,134,475,279
	Other Assets and Liabilities	0.2%	2,786,675
	Net Assets	100.0%	$1,137,261,954

28

Hartford Stock HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,128,579,848	$1,084,813,921	$43,765,927	$—
Short-Term Investments	5,895,431	4,195,242	1,700,189	—
Total	$1,134,475,279	$1,089,009,163	$45,466,116	$—

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.

29

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.2%
	Asset-Backed - Automobile - 0.6%
$ 1,545,000	American Credit Acceptance Receivables Trust Series 2026-3, 5.49%, 03/08/2033(1)	$1,514,548
645,000	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, 5.58%, 12/20/2030(1)	638,317
	Exeter Automobile Receivables Trust
1,425,000	Series 2025-5A, 5.16%, 03/15/2032	1,396,749
1,060,000	Series 2026-3A, 5.44%, 10/15/2032	1,038,416
375,000	First Investors Auto Owner Trust Series 2026-1A, 5.38%, 07/15/2032(1)	369,342
	Hertz Vehicle Financing III LLC
1,145,000	Series 2025-2A, 5.13%, 09/25/2031(1)	1,100,947
2,025,000	Series 2026-4A, 5.87%, 02/25/2033(1)	1,972,195
		8,030,514
	Asset-Backed - Finance & Insurance - 2.1%
905,061	AASET Ltd. Series 2026-1A, 5.65%, 07/16/2051(1)	877,861
730,000	AMSR Trust Series 2026-SFR2, 3.81%, 09/17/2043(1)	650,109
	Aquarian CLO 1 Ltd.
1,325,000	Series 1A, 5.55%, 07/20/2039, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,327,992
672,000	Series 1A, 5.85%, 07/20/2039, 3 mo. USD Term SOFR + 2.00%(1)(2)	674,263
1,475,849	Castlelake Aircraft Structured Trust Series 2026-2A, 5.33%, 04/15/2051(1)	1,429,636
1,180,000	DB Master Finance LLC Series 2026-1A, 5.20%, 05/20/2056(1)	1,133,453
1,075,000	Dryden 83 CLO Ltd. Series 2020-83A, 5.28%, 04/18/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,071,084
2,297,939	Eclipse Aircraft LLC Series 2026-1, 5.63%, 05/15/2051(1)	2,247,372
1,250,000	Elmwood CLO 24 Ltd. Series 2023-3A, 5.35%, 01/17/2038, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,252,001
1,120,000	Kinetic ABS Issuer LLC Series 2026-2A, 5.83%, 06/25/2058(1)	1,078,161
1,183,482	MAPS Trust Series 2026-2A, 5.52%, 06/15/2051(1)	1,152,487
1,750,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, 5.64%, 07/16/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,751,258
748,903	PK ALIFT Loan Funding 8 LP Series 2026-1, 4.61%, 09/15/2043(1)	723,268
447,786	PK ALIFT Loan Funding 9 LP Series 2026-2, 5.38%, 02/15/2044(1)	435,802
	Progress Residential Trust
114,921	Series 2026-SFR3, 4.20%, 07/17/2043(1)	103,959
559,613	Series 2026-SFR3, 4.25%, 07/17/2043(1)	499,682
995,000	Series 2026-SFR4, 4.27%, 10/17/2043(1)	904,485
2,625,000	RR 28 Ltd. Series 2024-28RA, 5.75%, 04/15/2041, 3 mo. USD Term SOFR + 2.00%(1)(2)	2,637,442
2,134,629	Slam Ltd. Series 2026-1A, 5.55%, 07/15/2051(1)	2,073,150
	STAR Trust
1,438,000	Series 2026-SFR8, 5.39%, 09/17/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	1,434,471
685,000	Series 2026-SFR7, 5.59%, 05/17/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	685,211
385,000	Series 2026-SFR7, 5.89%, 05/17/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	385,118
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.2% - (continued)
	Asset-Backed - Finance & Insurance - 2.1% - (continued)
	Tricon Trust
$ 980,000	Series 2026-SFR2, 5.29%, 06/17/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	$980,918
710,000	Series 2026-SFR2, 5.54%, 06/17/2043, 1 mo. USD Term SOFR + 1.65%(1)(2)	710,879
730,000	VB-S1 Issuer LLC Series 2026-1A, 4.69%, 03/15/2056(1)	690,864
		26,910,926
	Asset-Backed - Home Equity - 0.1%
309,189	COOPR Residential Mortgage Trust Series 2026-CES1, 4.87%, 02/25/2061(1)(3)	299,576
241,832	FIGRE Trust Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	236,612
487,638	OBX Trust Series 2026-CES1, 5.19%, 04/25/2056(1)(3)	475,293
		1,011,481
	Asset-Backed - Student Loan - 0.1%
1,346,904	Navient Private Education Refi Loan Trust Series 2023-A, 5.51%, 10/15/2071(1)	1,334,334
	Commercial Mortgage-Backed Securities - 7.0%
1,688,000	280 Park Avenue Mortgage Trust Series 2017-280P, 6.16%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,673,292
875,000	ACREC LLC Series 2026-FL4, 5.49%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	875,814
280,000	AREIT Ltd. Series 2026-CRE12, 5.24%, 02/18/2044, 1 mo. USD Term SOFR + 1.35%(1)(2)	279,913
960,000	AREIT Trust Series 2025-CRE11, 5.64%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	961,201
	BBCMS Mortgage Trust
6,544,860	Series 2025-C32, 1.34%, 02/15/2062(2)(4)	479,541
19,371,827	Series 2017-C1, 1.59%, 02/15/2050(2)(4)	717
7,874,547	Series 2024-C24, 1.86%, 02/15/2057(2)(4)	633,761
925,000	Series 2022-C15, 3.66%, 04/15/2055(2)	816,186
485,000	Series 2026-5C40, 5.78%, 02/15/2059(2)	475,062
1,845,000	Series 2026-5C42, 5.90%, 06/15/2059	1,834,190
	BDS LLC
2,335,000	Series 2026-FL18, 5.39%, 02/19/2044, 1 mo. USD Term SOFR + 1.50%(1)(2)	2,333,579
1,125,000	Series 2026-FL17, 5.44%, 05/19/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	1,123,194
640,000	Series 2026-FL18, 5.79%, 02/19/2044, 1 mo. USD Term SOFR + 1.90%(1)(2)	640,263
	Benchmark Mortgage Trust
16,591,973	Series 2018-B4, 0.60%, 07/15/2051(2)(4)	125,225
6,824,912	Series 2018-B1, 0.64%, 01/15/2051(2)(4)	37,452
7,330,880	Series 2019-B12, 1.13%, 08/15/2052(2)(4)	144,122
21,045,262	Series 2019-B10, 1.38%, 03/15/2062(2)(4)	517,267
10,166,843	Series 2020-B22, 1.60%, 01/15/2054(2)(4)	499,017
1,908,832	Series 2020-B18, 1.88%, 07/15/2053(2)(4)	92,552
570,000	Series 2026-V20, 5.69%, 02/15/2059(2)	555,525
1,625,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.72%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	1,629,062
1,435,000	BOS Trust Series 2026-LYRK, 5.64%, 05/11/2041(1)(2)	1,377,086
820,000	BPR Trust Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	811,295

30

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.2% - (continued)
	Commercial Mortgage-Backed Securities - 7.0% - (continued)
$ 755,000	Bridge Commercial Mortgage Trust Series 2026-MF, 5.42%, 06/15/2039, 1 mo. USD Term SOFR + 1.60%(1)(2)	$755,472
480,000	BSTN Commercial Mortgage Trust Series 2026-L5, 6.12%, 09/15/2051(1)(2)	465,593
	BX Commercial Mortgage Trust
5,922,046	Series 2026-ALOHA, 5.37%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	5,920,077
1,630,000	Series 2026-CSMO, 5.52%, 02/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	1,640,880
625,000	Series 2026-585K, 5.65%, 10/15/2051, 1 mo. USD Term SOFR + 1.75%(1)(2)	625,000
	BX Trust
765,781	Series 2026-CART, 5.17%, 02/15/2036, 1 mo. USD Term SOFR + 1.35%(1)(2)	761,002
1,700,000	Series 2026-CLS, 5.22%, 05/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,703,700
559,148	Series 2026-CIP, 5.27%, 05/15/2038, 1 mo. USD Term SOFR + 1.45%(1)(2)	559,323
580,000	Series 2026-RISE, 5.27%, 04/15/2041, 1 mo. USD Term SOFR + 1.45%(1)(2)	581,082
970,000	Series 2025-ARIA, 5.35%, 12/13/2042(1)(2)	938,372
595,000	Series 2026-ORBT, 5.37%, 07/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	595,372
345,000	Series 2026-LBTY, 5.42%, 08/15/2048, 1 mo. USD Term SOFR + 1.60%(1)(2)	345,005
421,731	Series 2026-CIP, 5.47%, 05/15/2038, 1 mo. USD Term SOFR + 1.65%(1)(2)	421,994
805,000	BXMT Ltd. Series 2026-FL6, 5.34%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	804,997
580,000	CENT Series 2025-CITY, 5.09%, 07/10/2040(1)(2)	562,687
2,357,000	Citigroup Commercial Mortgage Trust Series 2016-C3, 3.97%, 11/15/2049(2)	2,065,519
	Commercial Mortgage Trust
860,000	Series 2022-HC, 4.08%, 01/10/2039(1)(2)	814,612
1,106,000	Series 2024-CBM, 6.51%, 12/10/2041(1)(2)	1,084,606
107,573	CSAIL Commercial Mortgage Trust Series 2016-C6, 1.53%, 01/15/2049(2)(4)	4
3,002,891	DBJPM Mortgage Trust Series 2020-C9, 1.69%, 09/15/2053(2)(4)	116,188
380,000	DC Trust Series 2024-HLTN, 7.29%, 04/13/2040(1)(2)	372,516
	Extended Stay America Trust
1,653,665	Series 2026-ESH2, 5.22%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,657,780
301,059	Series 2025-ESH, 5.42%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	301,435
665,214	Series 2026-ESH2, 6.72%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	668,955
340,000	FS Commercial Mortgage Trust Series 2026-PALM, 5.52%, 07/15/2041, 1 mo. USD Term SOFR + 1.70%(1)(2)	340,319
2,360,000	GS Mortgage Securities Corp. II Series 2024-70P, 5.89%, 03/10/2041(1)(2)	2,311,263
3,121,003	GS Mortgage Securities Corp. Trust Series 2012-BWTR, 2.95%, 11/05/2034(1)	2,893,153
2,006,911	GS Mortgage Securities Trust Series 2014-GC20, 5.10%, 04/10/2047(1)(2)	1,504,160
2,895,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.54%, 10/19/2043, 1 mo. USD Term SOFR + 1.65%(1)(2)	2,897,688
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.2% - (continued)
	Commercial Mortgage-Backed Securities - 7.0% - (continued)
	HTL Commercial Mortgage Trust
$ 1,065,000	Series 2024-T53, 6.77%, 05/10/2039(1)(2)	$1,065,290
585,000	Series 2024-T53, 7.32%, 05/10/2039(1)(2)	586,089
	INT Commercial Mortgage Trust
715,000	Series 2025-PLAZA, 5.04%, 11/05/2037(1)(2)	690,313
135,000	Series 2025-PLAZA, 5.34%, 11/05/2037(1)(2)	129,813
	JP Morgan Chase Commercial Mortgage Securities Trust
1,400,000	Series 2020-NNN, 2.81%, 01/16/2037(1)	1,259,972
1,290,924	Series 2012-LC9, 3.69%, 12/15/2047(1)(2)	1,055,266
2,840,000	KRE Commercial Mortgage Trust Series 2026-ICNA, 5.67%, 05/15/2043, 1 mo. USD Term SOFR + 1.85%(1)(2)	2,847,097
640,000	KSL Commercial Mortgage Trust Series 2026-HT3, 5.62%, 06/15/2043, 1 mo. USD Term SOFR +1.80%(1)(2)	638,400
1,895,000	MAD Commercial Mortgage Trust Series 2025-11MD, 5.26%, 10/15/2042(1)(2)	1,834,064
	Morgan Stanley Capital I Trust
5,587,412	Series 2017-H1, 1.39%, 06/15/2050(2)(4)	23,045
1,645,000	Series 2014-150E, 3.91%, 09/09/2032(1)	1,541,992
1,460,000	Series 2011-C3, 5.07%, 07/15/2049(1)(2)	1,417,505
	MTN Commercial Mortgage Trust
260,000	Series 2026-LPFX, 5.46%, 05/15/2043(1)(2)	249,906
175,000	Series 2026-LPFX, 5.76%, 05/15/2043(1)(2)	168,588
3,976,781	National Commercial Mortgage Trust Series 2026-IND, 5.17%, 06/15/2043, 1 mo. USD Term SOFR +1.35%(1)(2)	3,982,994
716,000	Natixis Commercial Mortgage Securities Trust Series 2018-SOX, 4.93%, 06/17/2038(1)(2)	689,431
230,000	NRTH Commercial Mortgage Trust Series 2025-PARK, 5.46%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	230,000
	NYC Commercial Mortgage Trust
415,000	Series 2026-1PARK, 5.11%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(2)	413,314
175,000	Series 2026-1PARK, 5.36%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	174,659
3,090,000	Series 2025-3BP, 5.51%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,083,241
1,800,000	PFP Ltd. Series 2026-14, 5.49%, 12/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	1,802,860
2,695,000	RFR Trust Series 2025-SGRM, 5.86%, 03/11/2041(1)(2)	2,657,804
1,120,000	SHOPS Commercial Mortgage Trust Series 2026-CSTL, 4.97%, 05/05/2039(1)(2)	1,074,414
590,000	SPGN Trust Series 2026-TFLM, 5.22%, 02/15/2041, 1 mo. USD Term SOFR + 1.40%(1)(2)	586,499
535,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 5.41%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	535,332
2,619,677	UBS Commercial Mortgage Trust Series 2017-C2, 1.16%, 08/15/2050(2)(4)	12,364
	Wells Fargo Commercial Mortgage Trust
360,319	Series 2015-NXS1, 3.87%, 05/15/2048(2)	325,195
310,000	Series 2026-1250B, 5.14%, 03/10/2041(1)(2)	299,910

31

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.2% - (continued)
	Commercial Mortgage-Backed Securities - 7.0% - (continued)
	Wells Fargo NA
$ 19,412,680	Series 2019-BN22, 0.69%, 11/15/2062(2)(4)	$298,410
9,441,663	Series 2019-BN24, 0.75%, 11/15/2062(2)(4)	165,330
31,485,743	Series 2017-BNK8, 0.84%, 11/15/2050(2)(4)	126,006
2,987,763	Series 2017-BNK9, 0.85%, 11/15/2054(2)(4)	16,961
17,178,725	Series 2019-BN20, 0.92%, 09/15/2062(2)(4)	335,775
32,805,872	Series 2020-BN25, 0.98%, 01/15/2063(2)(4)	729,609
12,080,309	Series 2019-BN18, 1.02%, 05/15/2062(2)(4)	239,155
4,690,341	Series 2023-BNK45, 1.28%, 02/15/2056(2)(4)	236,745
20,114,479	Series 2020-BN28, 1.88%, 03/15/2063(2)(4)	1,098,679
1,800,000	Series 2026-5YR20, 5.54%, 02/15/2059	1,738,415
560,000	Series 2026-5YR24, 6.15%, 08/15/2059(2)	542,054
776,000	Series 2026-5YR24, 6.30%, 08/15/2059(2)	773,286
710,000	WFRBS Commercial Mortgage Trust Series 2011-C4, 5.00%, 06/15/2044(1)(2)	621,747
		87,921,599
	Other Asset-Backed Securities - 2.9%
79,458	AASET Trust Series 2020-1A, 3.35%, 01/16/2040(1)	79,060
1,500,000	Bain Capital Credit CLO Ltd. Series 2022-5A, 5.53%, 01/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,497,938
2,590,000	Benefit Street Partners CLO XXXI Ltd. Series 2023-31A, 5.56%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,591,145
	CF Hippolyta Issuer LLC
368,782	Series 2021-1A, 1.53%, 03/15/2061(1)	270,579
874,878	Series 2020-1, 1.69%, 07/15/2060(1)	662,173
981,706	Series 2020-1, 1.99%, 07/15/2060(1)	764,974
559,841	Series 2022-1A, 5.97%, 08/15/2062(1)	547,245
462,747	GreenSky Home Improvement Issuer Trust Series 2025-2A, 5.07%, 06/25/2060(1)	456,124
1,590,000	Home Re Ltd. Series 2026-1, 5.84%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	1,592,704
1,159,730	Jersey Mike's Funding LLC Series 2026-1A, 4.95%, 02/15/2056(1)	1,103,724
1,270,000	Magnetite XXXI Ltd. Series 2021-31A, 5.30%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,265,300
1,841,177	MAPS Trust Series 2026-1A, 5.20%, 01/15/2051(1)	1,772,335
435,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 5.21%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(2)	434,789
	Progress Residential Trust
1,557,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	1,422,434
1,747,466	Series 2023-SFR1, 4.30%, 03/17/2040(1)	1,713,798
5,630,000	QTS Issuer ABS I LLC Series 2025-1A, 5.44%, 05/25/2055(1)	5,428,919
3,315,000	Retained Vantage Data Centers Issuer LLC Series 2023-1A, 5.00%, 09/15/2048(1)	3,224,587
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.2% - (continued)
	Other Asset-Backed Securities - 2.9% - (continued)
	Stack Infrastructure Issuer LLC
$ 1,880,000	Series 2023-2A, 5.90%, 07/25/2048(1)	$1,870,827
1,010,000	Series 2024-1A, 5.90%, 03/25/2049(1)	995,260
745,000	Symphony CLO 52 Ltd. Series 2025-52A, 5.58%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	746,825
	Tricon Residential Trust
1,891,181	Series 2026-SFR1, 4.92%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	1,889,997
519,823	Series 2026-SFR1, 5.17%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	519,750
1,897,238	Wendy's Funding LLC Series 2018-1A, 3.88%, 03/15/2048(1)	1,834,502
	Wingstop Funding LLC
1,359,300	Series 2020-1A, 2.84%, 12/05/2050(1)	1,317,827
870,000	Series 2024-1A, 5.86%, 12/05/2054(1)	856,105
2,315,000	Zayo Issuer LLC Series 2025-1A, 5.65%, 03/20/2055(1)	2,276,576
		37,135,497
	Whole Loan Collateral CMO - 9.4%
	Angel Oak Mortgage Trust
759,310	Series 2021-1, 0.91%, 01/25/2066(1)(2)	658,017
300,163	Series 2020-R1, 0.99%, 04/25/2053(1)(2)	289,883
764,823	Series 2021-2, 0.99%, 04/25/2066(1)(2)	637,910
1,282,178	Series 2021-8, 1.82%, 11/25/2066(1)(2)	1,114,785
249,423	Series 2022-2, 4.08%, 01/25/2067(1)(2)	226,750
530,899	Arroyo Mortgage Trust Series 2019-2, 3.35%, 04/25/2049(1)(2)	511,424
	Aspire Mortgage Trust
2,670,753	Series 2026-4, 5.72%, 07/26/2066(1)(2)	2,634,717
410,432	Series 2026-4, 5.88%, 07/26/2066(1)(3)	404,915
515,495	Series 2026-4, 5.98%, 07/26/2066(1)(3)	508,571
1,181,576	Barclays Mortgage Loan Trust Series 2026-NQM1, 5.19%, 12/25/2065(1)(3)	1,151,587
	BINOM Mortgage Loan Trust
1,107,165	Series 2026-NQM1, 5.06%, 02/25/2066(1)(2)	1,074,256
212,730	Series 2026-NQM1, 5.31%, 02/25/2066(1)(3)	206,689
308,681	BRAVO Residential Funding Trust Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	285,820
	COLT Mortgage Loan Trust
1,136,032	Series 2021-1, 0.91%, 06/25/2066(1)(2)	961,825
749,342	Series 2026-1, 4.76%, 02/25/2071(1)(2)	724,483
288,572	Series 2026-1, 4.96%, 02/25/2071(1)(3)	279,657
323,579	Series 2026-1, 5.11%, 02/25/2071(1)(3)	313,889
	CSMC Trust
1,252,778	Series 2021-NQM5, 0.94%, 05/25/2066(1)(2)	991,222
893,820	Series 2017-FHA1, 3.25%, 04/25/2047(1)(2)	815,658
459,298	Deephaven Residential Mortgage Trust Series 2021-2, 0.90%, 04/25/2066(1)(2)	402,541
	Ellington Financial Mortgage Trust
540,619	Series 2021-2, 0.93%, 06/25/2066(1)(2)	445,191
1,662,565	Series 2022-1, 2.21%, 01/25/2067(1)(2)	1,419,800
885,454	Series 2025-INV5, 5.38%, 12/25/2070(1)(3)	865,353
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,611,891	Series 2020-1, 2.50%, 08/25/2059	1,288,409
1,489,301	Series 2018-2, 3.50%, 11/25/2057	1,375,798
804,546	Series 2019-2, 3.50%, 08/25/2058	722,228
2,994,540	Series 2019-3, 3.50%, 10/25/2058	2,611,201

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.2% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
	Federal National Mortgage Association Connecticut Avenue Securities Trust
$ 1,395,000	Series 2026-R04, 5.19%, 07/25/2046, 30 day USD SOFR Average + 1.50%(1)(2)	$1,394,573
1,125,000	Series 2026-R03, 5.24%, 04/25/2046, 30 day USD SOFR Average + 1.55%(1)(2)	1,127,112
654,800	Series 2021-R01, 6.79%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	655,697
1,547,000	Series 2022-R01, 6.84%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,554,156
3,155,000	Series 2022-R02, 8.19%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,177,492
1,725,000	Series 2022-R02, 11.34%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	1,757,137
900,000	Series 2022-R04, 13.19%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	932,589
	GCAT Trust
747,465	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	687,301
443,929	Series 2026-NQM3, 5.61%, 04/25/2071(1)(3)	433,155
	GS Mortgage-Backed Securities Trust
814,983	Series 2026-NQM1, 4.87%, 03/25/2066(1)(2)	791,842
251,148	Series 2026-NQM1, 5.23%, 03/25/2066(1)(3)	244,381
671,838	Series 2026-NQM4, 5.66%, 06/25/2066(1)(3)	658,716
3,523,361	Imperial Fund Mortgage Trust Series 2022-NQM2, 4.64%, 03/25/2067(1)(3)	3,240,119
394,482	JP Morgan Mortgage Trust Series 2026-LTV1, 5.42%, 09/25/2056(1)(2)	386,686
	Legacy Mortgage Asset Trust
648,893	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	629,790
886,805	Series 2021-GS3, 5.75%, 07/25/2061(1)(3)	864,854
	MFA Trust
70,620	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	67,781
728,638	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	632,444
	Morgan Stanley Residential Mortgage Loan Trust
2,553,091	Series 2025-SPL1, 4.25%, 02/25/2065(1)(2)	2,427,185
1,561,885	Series 2026-DSC1, 4.77%, 01/25/2071(1)(2)	1,499,848
226,852	Series 2026-NQM1, 5.03%, 12/25/2070(1)(3)	220,296
1,613,001	Series 2026-NQM4, 5.08%, 03/25/2071(1)(2)	1,564,250
713,868	Series 2026-DSC1, 5.17%, 01/25/2071(1)(3)	686,998
549,718	Series 2026-NQM4, 5.40%, 03/25/2071(1)(3)	534,833
3,059,110	Series 2026-DSC2, 5.44%, 04/27/2071(1)(2)	2,994,564
1,339,861	Series 2026-DSC2, 5.69%, 04/27/2071(1)(3)	1,311,715
518,656	Series 2026-DSC2, 5.79%, 04/27/2071(1)(3)	507,778
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.2% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
	New Residential Mortgage Loan Trust
$ 148,297	Series 2019-NQM4, 2.49%, 09/25/2059(1)(2)	$141,809
709,755	Series 2019-5A, 3.50%, 08/25/2059(1)(2)	645,148
832,986	Series 2016-2A, 3.75%, 11/26/2035(1)(2)	784,154
876,322	Series 2016-4A, 3.75%, 11/25/2056(1)(2)	809,048
588,204	Series 2018-1A, 4.00%, 12/25/2057(1)(2)	555,480
740,888	Series 2018-4A, 4.77%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	729,971
1,166,605	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	1,136,074
229,725	Series 2026-NQM1, 5.18%, 11/25/2065(1)(3)	222,645
1,382,193	Series 2025-NQM7, 5.37%, 10/26/2065(1)(3)	1,346,320
646,220	Series 2017-5A, 5.52%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	654,822
2,038,588	NMLT Trust Series 2021-INV1, 1.19%, 05/25/2056(1)(2)	1,743,583
	OBX Trust
1,908,419	Series 2021-NQM2, 1.10%, 05/25/2061(1)(2)	1,497,901
826,300	Series 2026-NQM2, 4.82%, 12/01/2065(1)(2)	798,641
1,451,731	Series 2026-NQM2, 5.04%, 12/01/2065(1)(3)	1,413,177
986,082	Series 2026-NQM2, 5.14%, 12/01/2065(1)(3)	957,307
478,529	Series 2026-NQM6, 5.32%, 04/26/2066(1)(3)	461,395
903,574	Series 2026-NQM6, 5.42%, 04/26/2066(1)(3)	871,268
1,652,391	Series 2026-NQM12, 5.79%, 07/25/2056(1)(3)	1,627,116
1,092,946	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	1,037,338
	Pretium Mortgage Credit Partners LLC
2,909,030	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	2,759,909
3,496,155	Series 2026-NPL2, 5.07%, 02/25/2056(1)(3)	3,444,051
3,709,311	Series 2025-NPL11, 5.19%, 10/25/2055(1)(3)	3,709,381
1,444,515	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	1,412,350
2,397,449	Series 2025-NPL9, 5.39%, 08/25/2055(1)(3)	2,364,086
1,862,892	Series 2025-NPL7, 5.66%, 07/25/2055(1)(3)	1,828,578
1,739,800	Series 2025-NPL8, 5.73%, 08/25/2055(1)(3)	1,739,799
2,855,569	Series 2025-NPL6, 5.74%, 06/25/2055(1)(3)	2,855,569
420,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	408,235
516,000	Series 2026-NPL2, 6.41%, 02/25/2056(1)(3)	508,891
330,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	323,877
570,000	Series 2026-NPL6, 6.66%, 06/25/2056(1)(3)	565,001
1,160,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	1,160,193

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.2% - (continued)
	Whole Loan Collateral CMO - 9.4% - (continued)
	PRPM LLC
$ 3,094,025	Series 2025-RPL2, 3.75%, 04/25/2055(1)(3)	$2,988,655
1,094,906	Series 2025-7, 5.50%, 08/25/2030(1)(3)	1,081,056
447,813	Series 2024-6, 5.70%, 11/25/2029(1)(3)	439,143
629,612	Series 2025-5, 5.73%, 07/25/2030(1)(3)	624,275
1,617,277	Series 2025-6, 5.77%, 08/25/2028(1)(3)	1,587,144
415,258	Series 2024-7, 5.87%, 11/25/2029(1)(3)	406,081
	PRPM Trust
360,533	Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	348,076
317,045	Series 2026-R1, 5.00%, 01/25/2068(1)(2)	308,032
275,000	Series 2026-RCF1, 5.21%, 01/25/2056(1)(3)	264,153
495,000	RCO IX Mortgage LLC Series 2026-4, 6.66%, 08/25/2031(1)(3)	484,666
68,182	RCO VIII Mortgage LLC Series 2025-3, 6.43%, 05/25/2030(1)(3)	66,319
	Starwood Mortgage Residential Trust
156,469	Series 2021-2, 0.94%, 05/25/2065(1)(2)	150,292
2,106,616	Series 2021-6, 1.92%, 11/25/2066(1)(2)	1,776,337
4,512,529	Towd Point Mortgage Trust Series 2021-R1, 2.92%, 11/30/2060(1)(2)	3,891,587
	Verus Securitization Trust
426,559	Series 2021-R2, 0.92%, 02/25/2064(1)(2)	398,676
934,902	Series 2021-4, 0.94%, 07/25/2066(1)(2)	759,555
478,542	Series 2021-2, 1.03%, 02/25/2066(1)(2)	428,146
3,390,630	Series 2021-3, 1.05%, 06/25/2066(1)(2)	2,916,234
1,451,371	Series 2021-8, 2.82%, 11/25/2066(1)(2)	1,270,339
3,451,629	Series 2021-7, 2.83%, 10/25/2066(1)(3)	3,003,545
494,704	Series 2022-3, 5.13%, 02/25/2067(1)(3)	453,567
485,000	Series 2026-7, 5.98%, 09/25/2071(1)(3)	478,968
		118,543,834
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $291,530,109)	$280,888,185
CONVERTIBLE BONDS - 0.2%
	Commercial Banks - 0.1%
EUR 700,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.02%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$558,166
	Electrical Components & Equipment - 0.0%
100,000	Schneider Electric SE 1.25%, 09/23/2033(5)	126,406
	Home Builders - 0.0%
$ 209,000	Meritage Homes Corp. 1.75%, 05/15/2028	199,926
	Leisure Time - 0.0%
120,000	NCL Corp. Ltd. 0.75%, 09/15/2030	100,560
	Real Estate - 0.1%
EUR 400,000	LEG Properties BV 1.00%, 09/04/2030(5)	420,502
400,000	Vonovia SE 0.00%, 05/20/2030(5)(6)	413,546
		834,048
	REITS - 0.0%
$ 197,000	Realty Income Corp. 3.50%, 01/15/2029(1)	191,681
	Total Convertible Bonds (cost $2,052,492)	$2,010,787
CORPORATE BONDS - 21.5%
	Advertising - 0.1%
650,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$665,198
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Aerospace & Defense - 0.1%
	Boeing Co.
$ 256,000	2.95%, 02/01/2030	$234,553
90,000	3.20%, 03/01/2029	85,377
337,000	5.15%, 05/01/2030	330,786
99,000	6.13%, 02/15/2033	99,352
385,000	6.39%, 05/01/2031	393,812
219,000	HEICO Corp. 4.95%, 08/01/2031	211,990
		1,355,870
	Agriculture - 0.3%
	Altria Group, Inc.
38,000	4.00%, 02/04/2061	23,917
35,000	5.38%, 01/31/2044	30,141
245,000	BAT Capital Corp. 5.30%, 08/05/2033	235,805
EUR 100,000	British American Tobacco PLC 3.75%, 06/27/2029, (3.75% fixed rate until 06/27/2029; 5 yr. EUR Swap + 3.95% thereafter)(2)(5)(7)	109,316
	Imperial Brands Finance PLC
160,000	5.25%, 02/15/2031(5)	187,212
$ 945,000	5.50%, 07/07/2036(1)	882,625
	Philip Morris International, Inc.
EUR 175,000	3.25%, 06/06/2032	187,722
$ 341,000	4.38%, 11/01/2027	338,729
529,000	4.75%, 11/01/2031	508,040
955,000	5.13%, 02/13/2031	937,046
288,000	5.38%, 02/15/2033	281,179
215,000	5.63%, 11/17/2029	215,968
90,000	5.63%, 09/07/2033	88,879
86,000	6.38%, 05/16/2038	87,446
100,000	Turning Point Brands, Inc. 7.63%, 03/15/2032(1)	99,131
		4,213,156
	Airlines - 0.0%
200,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	188,759
	Auto Manufacturers - 0.1%
EUR 200,000	Volkswagen Financial Services AG 3.63%, 05/19/2029(5)	222,938
$ 1,465,000	Volkswagen Group of America Finance LLC 6.00%, 09/16/2033(1)	1,423,177
		1,646,115
	Auto Parts & Equipment - 0.2%
	American Axle & Manufacturing, Inc.
575,000	6.38%, 10/15/2032(1)	547,740
300,000	7.75%, 10/15/2033(1)(8)	286,451
EUR 600,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	661,146
	Goodyear Tire & Rubber Co.
$ 583,000	5.63%, 04/30/2033	464,194
242,000	6.63%, 07/15/2030	221,541
410,000	8.88%, 07/15/2032	388,905
		2,569,977
	Beverages - 0.2%
	Keurig Dr. Pepper, Inc.
616,000	2.25%, 03/15/2031	529,827
84,000	3.20%, 05/01/2030	76,822
655,000	4.05%, 04/15/2032	596,438
140,000	5.20%, 03/15/2031	136,149
115,000	5.30%, 03/15/2034	109,586
	Maple Parent Holdings Corp.
EUR 100,000	4.22%, 03/26/2032(5)	110,413
$ 900,000	5.05%, 03/26/2031(1)	865,099
		2,424,334

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Biotechnology - 0.1%
$ 1,010,000	BioMarin Pharmaceutical, Inc. 5.50%, 02/15/2034(1)	$941,768
	Chemicals - 0.3%
	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
EUR 125,000	6.50%, 06/15/2033(1)	139,307
$ 750,000	7.13%, 06/15/2033(1)	735,979
	Celanese U.S. Holdings LLC
350,000	6.50%, 04/15/2030	347,078
50,000	7.00%, 02/15/2031	49,959
165,000	7.38%, 02/15/2034	164,920
104,000	Ecolab, Inc. 5.00%, 09/01/2035	97,400
EUR 600,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	673,915
$ 710,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)(8)	681,252
625,000	Tronox, Inc. 4.63%, 03/15/2029(1)(8)	365,440
		3,255,250
	Commercial Banks - 2.6%
EUR 100,000	AL Sydbank AS 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	111,759
100,000	Banco de Credito Social Cooperativo SA 4.25%, 10/13/2037, (4.25% fixed rate until 07/13/2032; 1 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	107,931
$ 200,000	Banco Santander SA 5.01%, 08/25/2030, (5.01% fixed rate until 08/25/2029; 1 yr. USD CMT + 0.75% thereafter)(2)	196,079
EUR 178,000	Bank of Cyprus PCL 3.88%, 05/20/2031, (3.88% fixed rate until 05/20/2030; 3 mo. EURIBOR + 1.00% thereafter)(2)(5)	196,247
$ 675,000	Banque Federative du Credit Mutuel SA 5.15%, 07/09/2032, (5.15% fixed rate until 07/09/2031; 6 mo. USD SOFR + 1.20% thereafter)(1)(2)	644,249
EUR 200,000	BAWAG Group AG 4.13%, 05/07/2035, (4.13% fixed rate until 02/07/2030; 5 yr. EUR Swap + 1.90% thereafter)(2)(5)	221,271
	BPCE SA
200,000	3.38%, 12/19/2031, (3.38% fixed rate until 12/19/2030; 3 mo. EURIBOR + 0.95% thereafter)(2)(5)	216,052
$ 930,000	5.42%, 01/13/2037, (5.42% fixed rate until 01/13/2036; 6 mo. USD SOFR + 1.57% thereafter)(1)(2)	842,252
1,495,000	5.77%, 06/02/2037, (5.77% fixed rate until 06/02/2036; 6 mo. USD SOFR + 1.63% thereafter)(1)(2)	1,385,107
	CaixaBank SA
EUR 100,000	4.38%, 11/29/2033(5)	113,749
$ 725,000	5.40%, 04/22/2037, (5.40% fixed rate until 04/22/2036; 6 mo. USD SOFR + 1.53% thereafter)(1)(2)	671,358
80,000	Citigroup, Inc. 7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(2)(7)(8)	80,817
EUR 250,000	CrediaBank SA 9.38%, 01/13/2031, (9.38% fixed rate until 01/13/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(7)	298,779
$ 335,000	Deutsche Bank AG 5.27%, 09/18/2029, (5.27% fixed rate until 09/18/2028; 6 mo. USD SOFR + 0.71% thereafter)(2)	333,529
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Commercial Banks - 2.6% - (continued)
	Goldman Sachs Group, Inc.
$ 820,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(2)	$697,190
225,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(2)	194,996
72,000	2.91%, 07/21/2042, (2.91% fixed rate until 07/21/2041; 6 mo. USD SOFR + 1.47% thereafter)(2)	47,227
755,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	731,951
100,000	4.97%, 06/03/2032, (4.97% fixed rate until 06/03/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	95,860
3,520,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	3,320,681
435,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	426,110
545,000	5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(2)	528,008
565,000	5.66%, 07/21/2037, (5.66% fixed rate until 07/21/2036; 6 mo. USD SOFR + 1.45% thereafter)(2)	537,166
100,000	6.22%, 07/21/2057, (6.22% fixed rate until 07/21/2056; 6 mo. USD SOFR + 1.82% thereafter)(2)	93,665
59,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(2)	60,272
	HSBC Holdings PLC
570,000	4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	542,070
1,015,000	5.21%, 05/12/2034, (5.21% fixed rate until 05/12/2033; 6 mo. USD SOFR + 1.32% thereafter)(2)	961,379
280,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	274,582
415,000	5.24%, 08/14/2032, (5.24% fixed rate until 08/14/2031; 6 mo. USD SOFR + 1.16% thereafter)(2)	402,125
	Intesa Sanpaolo SpA
760,000	5.20%, 06/29/2032, (5.20% fixed rate until 06/29/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(2)	730,805
EUR 200,000	7.00%, 05/20/2032, (7.00% fixed rate until 05/20/2032; 5 yr. EURIBOR ICE Swap + 4.35% thereafter)(2)(5)(7)	235,980
	JP Morgan Chase & Co.
$ 650,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	555,784
146,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(2)	127,213
167,000	2.96%, 01/25/2033, (2.96% fixed rate until 01/25/2032; 6 mo. USD SOFR + 1.26% thereafter)(2)	144,965

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Commercial Banks - 2.6% - (continued)
$ 1,010,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	$955,876
310,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	308,012
343,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(2)	342,398
250,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	231,980
1,315,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	1,293,886
235,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	230,344
167,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	164,150
889,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	887,909
972,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	931,707
115,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	109,711
865,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	865,085
GBP 550,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	792,855
	Morgan Stanley
$ 505,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	425,056
1,530,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	1,285,676
255,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	215,361
61,000	2.80%, 01/25/2052, (2.80% fixed rate until 01/25/2051; 6 mo. USD SOFR + 1.43% thereafter)(2)	33,635
EUR 144,000	3.49%, 06/11/2030, (3.49% fixed rate until 06/11/2029; 3 mo. EURIBOR + 0.70% thereafter)(2)	160,709
$ 305,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(2)	284,306
87,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	84,411
615,000	4.71%, 03/12/2032, (4.71% fixed rate until 03/12/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	585,118
1,390,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	1,327,145
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Commercial Banks - 2.6% - (continued)
$ 460,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	$452,139
260,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(2)	241,352
120,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(2)	114,922
625,000	5.61%, 07/17/2037, (5.61% fixed rate until 07/17/2036; 6 mo. USD SOFR + 1.43% thereafter)(2)	593,700
595,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(2)	581,738
635,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	615,703
EUR 165,000	Piraeus Bank SA 5.00%, 04/16/2030, (5.00% fixed rate until 04/16/2029; 1 yr. EURIBOR ICE Swap + 2.25% thereafter)(2)(5)	190,100
	Societe Generale SA
$ 1,085,000	5.40%, 08/08/2034, (5.40% fixed rate until 08/08/2033; 6 mo. USD SOFR + 1.51% thereafter)(1)(2)	1,015,611
EUR 100,000	7.88%, 01/18/2029, (7.88% fixed rate until 01/18/2029; 5 yr. EUR Swap + 5.23% thereafter)(2)(5)(7)	117,591
	UBS Group AG
$ 200,000	5.38%, 10/11/2031, (5.38% fixed rate until 10/11/2030; 6 mo. USD SOFR + 1.06% thereafter)(1)(2)	196,119
1,465,000	5.71%, 09/11/2034, (5.71% fixed rate until 09/11/2033; 6 mo. USD SOFR + 1.34% thereafter)(1)(2)	1,424,912
		33,186,425
	Commercial Services - 0.1%
675,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	681,056
EUR 495,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	526,999
$ 35,000	Element Fleet Management Corp. 4.80%, 05/29/2029(1)	34,255
EUR 100,000	Isotope Finco SARL/Isotope Finco 2 LLC 5.50%, 10/15/2033(1)	113,245
		1,355,555
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
$ 450,000	9.75%, 07/15/2030(1)(8)	368,547
184,832	12.75%, 01/15/2031(1)(9)	101,658
475,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	463,764
	Martin Marietta Materials, Inc.
170,000	4.85%, 08/15/2029	167,167
665,000	5.20%, 01/30/2032	646,897
		1,748,033
	Diversified Financial Services - 0.6%
EUR 175,000	Capital One Financial Corp. 4.33%, 09/15/2032, (4.33% fixed rate until 09/15/2031; 3 mo. EURIBOR + 1.07% thereafter)(2)	196,047

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Diversified Financial Services - 0.6% - (continued)
	CrossCountry Intermediate HoldCo LLC
$ 750,000	6.50%, 10/01/2030(1)	$701,627
273,000	7.75%, 08/15/2031(1)	259,542
975,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	960,518
	Freedom Mortgage Holdings LLC
75,000	6.88%, 05/01/2031(1)	68,517
350,000	7.88%, 04/01/2033(1)	320,832
125,000	8.00%, 02/01/2032(1)	116,963
325,000	9.25%, 02/01/2029(1)	328,087
375,000	goeasy Ltd. 6.88%, 02/15/2031(1)	325,168
101,000	Nasdaq, Inc. 2.50%, 12/21/2040	65,216
	Nuveen LLC
275,000	5.57%, 09/25/2029(1)	273,607
1,160,000	5.74%, 09/25/2031(1)	1,146,879
461,000	SRC Sukuk Ltd. 5.38%, 07/14/2036(5)	432,980
	Stonebriar ABF Issuer LLC
375,000	7.00%, 08/15/2031(1)	353,434
125,000	8.13%, 12/15/2030(1)	122,807
	Synchrony Financial
565,000	2.88%, 10/28/2031	480,432
830,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	783,875
650,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	633,530
200,000	5.45%, 10/15/2030, (5.45% fixed rate until 10/15/2029; 6 mo. USD SOFR + 1.35% thereafter)(2)	196,621
		7,766,682
	Electric - 2.7%
147,000	AEP Texas, Inc. 2.10%, 07/01/2030	129,280
610,000	Alabama Power Co. 3.45%, 10/01/2049	391,442
EUR 182,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(5)	197,135
$ 105,000	Chpe LLC 4.88%, 06/30/2031(1)	100,749
1,275,000	CHPE LLC 5.10%, 06/30/2033(1)	1,206,819
	Clearway Energy Operating LLC
375,000	3.75%, 02/15/2031(1)	335,192
350,000	4.75%, 03/15/2028(1)	342,997
70,000	5.75%, 01/15/2034(1)	65,307
310,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	286,205
	Consolidated Edison Co. of New York, Inc.
545,000	3.20%, 12/01/2051	323,233
50,000	5.50%, 03/15/2055	43,256
375,000	5.75%, 11/15/2055	335,397
520,000	5.88%, 06/15/2056	474,051
98,000	Dominion Energy, Inc. 6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(2)	98,192
	Duke Energy Carolinas LLC
400,000	4.25%, 12/15/2041	320,151
190,000	5.15%, 06/15/2036	178,179
	Duke Energy Corp.
610,000	2.55%, 06/15/2031	531,552
320,000	3.30%, 06/15/2041	224,107
EUR 100,000	3.75%, 04/01/2031	110,845
$ 288,000	4.95%, 09/15/2035	264,991
384,000	Duke Energy Florida LLC 1.75%, 06/15/2030	336,177
640,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	393,517
	Duke Energy Progress LLC
670,000	4.38%, 03/30/2044	525,283
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Electric - 2.7% - (continued)
$ 70,000	5.55%, 09/15/2036	$67,552
	Edison International
765,000	4.80%, 03/15/2031	715,806
219,000	5.25%, 03/15/2032	205,651
1,000,000	6.25%, 03/15/2030	995,827
EUR 100,000	Engie SA 3.63%, 01/11/2030(5)	111,937
$ 335,000	Eversource Energy 5.13%, 05/15/2033	318,693
95,000	Fortis, Inc. 6.63%, 03/30/2057, (6.63% fixed rate until 09/30/2031; 5 yr. USD CMT + 2.02% thereafter)(2)	92,549
	Georgia Power Co.
245,000	4.30%, 03/15/2042	195,594
586,000	4.85%, 03/15/2031	568,578
EUR 200,000	Iberdrola Finanzas SA 3.50%, 05/16/2035(5)	213,172
	NextEra Energy Capital Holdings, Inc.
100,000	3.62%, 02/10/2034	106,390
$ 645,000	6.20%, 10/01/2056, (6.20% fixed rate until 07/04/2036; 5 yr. USD CMT + 1.77% thereafter)(2)	597,134
590,000	6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(2)	546,862
175,000	Oncor Electric Delivery Co. LLC 5.65%, 09/15/2036(1)	169,467
	Pacific Gas & Electric Co.
965,000	2.50%, 02/01/2031	834,166
329,000	3.30%, 08/01/2040	225,911
225,000	3.50%, 08/01/2050	134,425
131,000	4.60%, 06/15/2043	99,833
270,000	4.75%, 02/15/2044	208,892
155,000	5.05%, 11/15/2031	147,676
889,000	5.80%, 05/15/2034	856,462
105,000	5.90%, 10/01/2054	89,171
727,000	6.15%, 01/15/2033	722,073
847,000	6.75%, 01/15/2053	800,934
433,000	6.95%, 03/15/2034	445,766
	PacifiCorp
63,000	3.30%, 03/15/2051	36,924
605,000	4.65%, 04/15/2029	592,751
80,000	5.10%, 04/15/2031	77,812
590,000	5.45%, 04/15/2033	571,680
235,000	5.80%, 04/15/2036	226,435
205,000	6.10%, 08/01/2036	200,960
745,000	7.13%, 08/15/2056, (7.13% fixed rate until 05/17/2031; 5 yr. USD CMT + 3.29% thereafter)(2)	711,309
	Pinnacle West Capital Corp.
901,000	4.90%, 05/15/2028	896,169
606,000	5.15%, 05/15/2030	595,297
	Public Service Co. of Oklahoma
840,000	5.20%, 01/15/2035	786,123
215,000	5.40%, 02/15/2034	206,329
	RWE Finance U.S. LLC
440,000	5.63%, 09/22/2031(1)	434,821
155,000	6.00%, 09/22/2036(1)	150,634
	Southern California Edison Co.
255,000	3.65%, 02/01/2050	157,569
102,000	3.90%, 03/15/2043	71,185
309,000	4.00%, 04/01/2047	207,162
45,000	4.13%, 03/01/2048	30,520
299,000	4.65%, 10/01/2043	229,990
199,000	5.20%, 06/01/2034	185,154
725,000	5.45%, 06/01/2052	584,155
388,000	5.50%, 03/15/2040	341,902
503,000	5.70%, 03/01/2053	414,406
469,000	5.88%, 12/01/2053	398,096
107,000	5.90%, 03/01/2055	90,820

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Electric - 2.7% - (continued)
$ 296,000	6.00%, 01/15/2034	$289,549
100,000	6.20%, 09/15/2055	88,437
	Southern Power Co.
835,000	4.80%, 06/15/2031	802,263
444,000	4.90%, 10/01/2035	404,530
	Southwestern Electric Power Co.
260,000	5.20%, 04/01/2036	239,831
660,000	5.90%, 04/01/2056	590,003
1,885,000	6.00%, 03/15/2037	1,829,184
785,000	Southwestern Public Service Co. 5.30%, 08/15/2036	735,268
	Virginia Electric & Power Co.
191,000	2.45%, 12/15/2050	97,238
1,160,000	4.95%, 03/15/2036	1,059,488
615,000	5.65%, 08/15/2036	591,677
855,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	850,491
565,000	Xcel Energy, Inc. 4.75%, 03/21/2028	561,222
675,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(8)	682,844
		33,704,806
	Electronics - 0.1%
565,000	Hubbell, Inc. 4.90%, 06/15/2033	534,001
750,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	717,848
		1,251,849
	Energy-Alternate Sources - 0.1%
666,000	Oryx Funding Ltd. 5.80%, 02/03/2031(5)	661,708
	Pacific Gas & Electric Co.
313,000	4.30%, 03/15/2045	225,613
621,000	6.70%, 04/01/2053	585,328
120,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	112,369
		1,585,018
	Entertainment - 0.3%
104,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)	97,557
750,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	754,343
675,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	647,413
600,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	380,658
400,000	Motion Finco SARL 8.38%, 02/15/2032(1)	252,064
550,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(8)	516,364
300,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029	275,015
700,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 01/15/2032(1)	630,656
		3,554,070
	Food - 0.9%
EUR 200,000	Barry Callebaut Services NV 3.75%, 02/19/2028(5)	225,921
GBP 850,000	Bellis Acquisition Co. PLC 8.13%, 05/14/2030(5)	1,077,004
	Campbell's Co.
$ 420,000	4.75%, 03/23/2035	363,717
1,305,000	5.40%, 03/21/2034(8)	1,199,569
190,000	Chobani LLC/Chobani Finance Corp., Inc. 6.38%, 04/15/2034(1)	181,673
950,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	885,080
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Food - 0.9% - (continued)
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
$ 30,000	4.38%, 02/02/2052	$20,278
30,000	5.63%, 03/10/2037(1)	27,768
95,000	6.25%, 03/01/2056	83,689
2,090,000	6.38%, 04/15/2066	1,835,205
142,000	6.50%, 12/01/2052	129,271
64,000	Kraft Heinz Foods Co. 4.63%, 10/01/2039	53,047
	Mars, Inc.
370,000	3.20%, 04/01/2030(1)	343,188
204,000	3.95%, 04/01/2044(1)	151,060
2,276,000	5.65%, 05/01/2045(1)	2,076,677
EUR 100,000	Pilgrims Pride Corp./Pilgrims Europe Finance PLC 4.75%, 01/23/2034(1)	111,571
	Sysco Holdings Corp./Sysco Corp.
$ 1,560,000	5.45%, 10/06/2029	1,552,151
385,000	5.80%, 10/06/2033	378,088
EUR 100,000	6.00%, 10/06/2056, (6.00% fixed rate until 07/06/2032; 5 yr. EURIBOR ICE Swap + 2.55% thereafter)(2)	113,532
$ 627,000	TreeHouse Foods, Inc. 7.75%, 02/11/2033(1)	606,594
425,000	Tyson Foods, Inc. 5.60%, 01/24/2037	403,370
		11,818,453
	Gas - 0.3%
750,000	Atmos Energy Corp. 4.75%, 01/15/2032	718,134
630,000	KeySpan Gas East Corp. 5.64%, 12/15/2031(1)	620,348
1,626,000	MPLX LP 5.50%, 06/01/2034	1,557,481
792,000	Southern California Gas Co. 6.00%, 06/15/2055	729,951
425,000	Southern Co. Gas Capital Corp. 5.00%, 10/01/2029	419,406
		4,045,320
	Healthcare - Products - 0.2%
	Augusta SpinCo Corp.
835,000	4.66%, 03/23/2031	800,370
465,000	4.95%, 03/23/2033	441,217
858,000	Avantor Funding, Inc. 3.88%, 11/01/2029(1)	803,324
		2,044,911
	Healthcare - Services - 0.4%
	Acadia Healthcare Co., Inc.
250,000	5.00%, 04/15/2029(1)	241,108
250,000	7.38%, 03/15/2033(1)(8)	253,172
	CHS/Community Health Systems, Inc.
200,000	6.88%, 04/15/2029(1)	188,532
700,000	9.75%, 01/15/2034(1)	690,467
87,000	10.88%, 01/15/2032(1)	90,764
	HCA, Inc.
215,000	3.63%, 03/15/2032	192,367
175,000	5.45%, 09/15/2034	167,451
130,000	5.60%, 04/01/2034	125,799
	Icon Investments Six DAC
415,000	5.06%, 08/13/2029(1)	407,420
1,395,000	5.42%, 08/13/2031(1)	1,355,727
365,000	6.00%, 08/13/2036(1)	351,479
	Molina Healthcare, Inc.
320,000	3.88%, 05/15/2032(1)	278,166
437,000	6.25%, 01/15/2033(1)	417,382
		4,759,834
	Insurance - 0.8%
	Acrisure LLC/Acrisure Finance, Inc.
183,000	6.00%, 08/01/2029(1)	129,930
476,000	8.25%, 02/01/2029(1)	352,149
172,000	8.50%, 06/15/2029(1)	125,313

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Insurance - 0.8% - (continued)
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
$ 750,000	7.00%, 01/15/2031(1)	$745,776
250,000	7.38%, 10/01/2032(1)	245,028
EUR 200,000	Allianz SE 4.25%, 07/05/2052, (4.25% fixed rate until 01/05/2032; 3 mo. EURIBOR + 3.55% thereafter)(2)(5)	222,360
	American National Global Funding
$ 50,000	4.88%, 01/23/2031(1)	47,535
98,000	5.00%, 06/22/2029(1)	95,593
105,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	97,130
	Aon North America, Inc./Aon Global Holdings PLC
810,000	5.63%, 09/17/2031	800,093
855,000	5.80%, 09/17/2033	840,164
EUR 150,000	ASR Nederland NV 7.00%, 12/07/2043, (7.00% fixed rate until 09/07/2033; 5 yr. EUR Swap + 5.30% thereafter)(2)(5)	188,972
	Asurion LLC/Asurion Co-Issuer, Inc.
$ 535,000	8.00%, 12/31/2032(1)	499,227
365,000	8.38%, 02/01/2034(1)	285,426
	Athene Holding Ltd.
190,000	5.88%, 01/15/2034(8)	180,777
955,000	6.15%, 08/15/2036	898,341
GBP 180,000	Aviva PLC 4.00%, 06/03/2055, (4.00% fixed rate until 03/03/2035; 5 yr. U.K. Government Bond + 4.70% thereafter)(2)(5)	197,652
EUR 100,000	AXA SA 6.38%, 07/16/2033, (6.38% fixed rate until 07/16/2033; 5 yr. EURIBOR ICE Swap + 3.84% thereafter)(2)(5)(7)	114,744
	Berkshire Hathaway Finance Corp.
142,000	2.00%, 03/18/2034	137,992
$ 75,000	4.40%, 05/15/2042	61,618
77,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	63,775
210,000	Corebridge Financial, Inc. 5.90%, 08/20/2036	201,498
215,000	Fortitude Global Funding 5.50%, 06/12/2031(1)	208,049
	GA Global Funding Trust
150,000	4.50%, 09/18/2030(1)	141,178
585,000	5.20%, 12/09/2031(1)	554,160
	Global Atlantic Fin Co.
362,000	3.13%, 06/15/2031(1)	311,290
105,000	7.25%, 03/01/2056, (7.25% fixed rate until 03/01/2031; 5 yr. USD CMT + 3.55% thereafter)(1)(2)	99,278
35,000	7.95%, 06/15/2033(1)(8)	36,676
EUR 174,000	Metropolitan Life Global Funding I 3.25%, 03/31/2030(5)	191,889
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
200,000	1.25%, 05/26/2041, (1.25% fixed rate until 11/26/2030; 3 mo. EURIBOR + 2.55% thereafter)(2)(5)	197,799
100,000	4.25%, 05/26/2044, (4.25% fixed rate until 11/26/2033; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	109,206
$ 805,000	Principal Financial Group, Inc. 5.30%, 01/15/2037	746,730
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Insurance - 0.8% - (continued)
EUR 100,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(5)(7)	$107,944
200,000	Unipol Assicurazioni SpA 6.00%, 07/21/2035, (6.00% fixed rate until 07/21/2035; 5 yr. EURIBOR ICE Swap + 3.24% thereafter)(2)(5)(7)	219,386
$ 225,000	Zurich Finance Ireland DAC 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	195,910
		9,650,588
	Internet - 1.6%
	Alphabet, Inc.
380,000	4.88%, 08/15/2031	369,209
57,000	5.30%, 05/15/2065	45,388
321,000	6.25%, 08/15/2046	310,459
3,070,000	6.50%, 08/15/2066	2,941,712
	Amazon.com, Inc.
107,000	3.25%, 05/12/2061	57,762
210,000	5.10%, 07/09/2033	201,689
220,000	5.55%, 11/20/2065	180,363
2,855,000	5.95%, 03/13/2066	2,482,615
309,000	6.00%, 07/09/2046	287,990
1,590,000	6.25%, 07/09/2066	1,447,602
1,400,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	1,291,042
	Meta Platforms, Inc.
1,085,000	5.55%, 08/15/2064	829,472
75,000	5.75%, 05/15/2063	59,419
2,145,000	5.75%, 11/15/2065	1,691,316
6,175,000	6.45%, 05/15/2066	5,397,232
EUR 100,000	Netflix, Inc. 4.63%, 05/15/2029	115,613
200,000	Rakuten Group, Inc. 4.25%, 04/22/2027, (4.25% fixed rate until 04/22/2027; 5 yr. EUR Swap + 4.74% thereafter)(2)(5)(7)	223,563
100,000	Uber Technologies, Inc. 4.13%, 09/15/2032	112,110
500,000	United Group BV 6.50%, 10/31/2031(1)	566,661
	Wayfair LLC
$ 122,000	7.13%, 05/31/2034(1)	121,647
750,000	7.25%, 10/31/2029(1)	759,937
		19,492,801
	Investment Company Security - 0.4%
460,000	Blue Owl Credit Income Corp. 6.55%, 10/15/2031(1)	443,585
2,095,000	HA Sustainable Infrastructure Capital, Inc. 5.95%, 07/15/2033	1,992,492
	HPS Corporate Lending Fund
160,000	5.15%, 04/02/2029(1)(8)	154,182
165,000	5.45%, 11/15/2030	154,609
450,000	5.65%, 04/02/2031(1)	423,302
70,000	5.85%, 06/05/2030	67,440
EUR 200,000	JAB Holdings BV 4.85%, 06/29/2032(3)(5)	230,863
$ 1,555,000	Sixth Street Lending Partners 6.50%, 12/15/2031(1)	1,516,405
75,000	Sixth Street Specialty Lending, Inc. 5.65%, 08/15/2031	70,891
		5,053,769
	IT Services - 0.2%
	Dell International LLC/EMC Corp.
605,000	5.00%, 02/15/2034	565,785
655,000	5.60%, 09/15/2033	638,044
900,000	McAfee Corp. 7.38%, 02/15/2030(1)(8)	778,203
		1,982,032

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Leisure Time - 0.1%
	NCL Corp. Ltd.
$ 500,000	6.25%, 03/01/2030(1)	$480,392
850,000	6.25%, 09/15/2033(1)(8)	753,241
500,000	6.75%, 02/01/2032(1)	463,162
90,000	8.75%, 10/15/2031(1)	90,000
		1,786,795
	Lodging - 0.0%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	187,934
200,000	Wynn Macau Ltd. 5.63%, 08/26/2028(5)	196,491
		384,425
	Machinery-Diversified - 0.1%
925,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	858,354
EUR 117,000	Dover Corp. 3.50%, 11/12/2033	124,192
$ 731,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	712,961
		1,695,507
	Media - 2.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,000,000	4.25%, 02/01/2031(1)	863,194
250,000	4.75%, 02/01/2032(1)(8)	211,916
125,000	5.00%, 02/01/2028(1)	122,321
220,000	7.38%, 02/01/2036(1)(8)	200,157
	Charter Communications Operating LLC/Charter Communications Operating Capital
389,000	3.70%, 04/01/2051	215,860
635,000	3.85%, 04/01/2061	332,524
355,000	3.95%, 06/30/2062	188,691
1,651,000	4.40%, 12/01/2061	954,251
1,242,000	5.13%, 07/01/2049	860,280
1,000,000	5.38%, 05/01/2047	727,299
2,295,000	5.75%, 04/01/2048	1,730,582
520,000	6.48%, 10/23/2045	432,683
1,865,000	6.60%, 02/15/2034	1,783,195
450,000	6.95%, 08/15/2036	428,370
1,850,000	7.09%, 09/01/2038(1)	1,729,717
	Comcast Corp.
373,000	2.80%, 01/15/2051	184,882
1,075,000	2.89%, 11/01/2051	533,237
734,000	2.94%, 11/01/2056	347,229
147,000	3.97%, 11/01/2047	94,460
	Cox Communications LLC
90,000	5.45%, 09/01/2034(1)	78,692
720,000	5.70%, 06/15/2033(1)	654,526
25,000	5.80%, 12/15/2053(1)	18,459
755,000	5.95%, 09/01/2054(1)	571,768
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
500,000	9.25%, 06/01/2032(1)	505,435
350,000	10.00%, 02/15/2031(1)	361,110
275,000	EW Scripps Co. 9.88%, 08/15/2030(1)(8)	229,427
	Paramount Global
126,000	2.90%, 01/15/2027	124,862
2,645,000	4.20%, 05/19/2032	2,108,491
580,000	5.25%, 04/01/2044	353,076
499,000	5.85%, 09/01/2043	329,800
53,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	42,547
	Paramount Skydance Corp.
140,000	6.30%, 10/05/2028(1)	140,192
2,055,000	7.05%, 10/15/2031(1)	2,054,179
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Media - 2.1% - (continued)
$ 160,000	7.55%, 10/15/2033(1)	$159,941
375,000	8.25%, 10/15/2031(1)	375,000
50,000	8.65%, 10/15/2046(1)	50,289
585,000	8.75%, 10/15/2056(1)	583,875
252,000	8.88%, 10/15/2034(1)	252,000
550,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)	496,671
	Space Exploration Technologies Corp.
2,830,000	5.65%, 07/15/2033(1)	2,644,425
1,990,000	6.60%, 07/15/2046(1)	1,740,384
475,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	493,789
300,000	Time Warner Cable LLC 6.55%, 05/01/2037	271,758
		26,581,544
	Mining - 0.2%
	Glencore Funding LLC
360,000	5.63%, 04/04/2034(1)	347,584
725,000	6.38%, 10/06/2030(1)	738,806
242,000	6.50%, 10/06/2033(1)	246,959
	Kaiser Aluminum Corp.
470,000	4.50%, 06/01/2031(1)	431,424
450,000	5.88%, 03/01/2034(1)	420,527
20,000	Newcastle Coal Infrastructure Group Pty. Ltd. 6.47%, 09/22/2036(1)	19,842
735,000	Southern Copper Corp. 5.35%, 06/24/2036	683,403
		2,888,545
	Miscellaneous Manufacturing - 0.0%
EUR 100,000	Parker-Hannifin Corp. 4.04%, 03/03/2032	112,399
	Oil & Gas - 0.6%
100,000	BP Capital Markets PLC 2.82%, 04/07/2032(5)	105,761
	ConocoPhillips Co.
$ 265,000	4.03%, 03/15/2062	174,514
175,000	5.70%, 09/15/2063	154,361
	Diamondback Energy, Inc.
520,000	5.40%, 04/18/2034	500,658
665,000	5.90%, 04/18/2064	598,075
102,000	6.25%, 03/15/2033	103,703
36,000	6.25%, 03/15/2053	34,714
	Ecopetrol SA
141,000	5.88%, 05/28/2045	104,423
218,000	7.75%, 02/01/2032	216,479
478,000	Empresa Nacional del Petroleo 5.95%, 07/30/2034(5)	461,065
920,000	Eni SpA 5.25%, 05/18/2036(1)	854,388
EUR 127,000	Exxon Mobil Corp. 1.41%, 06/26/2039	99,360
$ 179,000	Hess Corp. 7.30%, 08/15/2031	191,905
700,000	Matador Resources Co. 6.50%, 04/15/2032(1)	680,762
268,000	Petronas Capital Ltd. 4.50%, 03/18/2045(5)	215,007
	Saudi Arabian Oil Co.
361,000	5.88%, 07/17/2064(5)	302,147
635,000	6.38%, 06/02/2055(1)	582,983
	SM Energy Co.
750,000	6.75%, 08/01/2029(1)	753,089
100,000	7.00%, 08/01/2032(1)	99,789
	Talos Production, Inc.
705,000	8.00%, 07/15/2034(1)	705,639
150,000	9.38%, 02/01/2031(1)	156,405
	Var Energi ASA
EUR 168,000	5.50%, 05/04/2029(5)	196,203
$ 200,000	5.50%, 09/22/2029(1)	198,358
200,000	6.13%, 09/22/2036(1)	194,210
		7,683,998

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Oil & Gas Services - 0.1%
	USA Compression Partners LP/USA Compression Finance Corp.
$ 650,000	6.25%, 10/01/2033(1)	$617,650
150,000	6.75%, 04/01/2035(1)	145,920
		763,570
	Packaging & Containers - 0.1%
525,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	509,116
	Sword Purchaser LLC
425,000	8.25%, 04/15/2033(1)	430,798
175,000	10.50%, 04/15/2034(1)	179,920
		1,119,834
	Pharmaceuticals - 0.4%
EUR 100,000	Bayer AG 7.00%, 09/25/2083, (7.00% fixed rate until 09/25/2031; 5 yr. EUR Swap + 3.90% thereafter)(2)(5)	118,861
	Bayer U.S. Finance LLC
$ 200,000	5.13%, 07/20/2031(1)	193,237
1,230,000	5.38%, 07/20/2033(1)	1,177,478
EUR 100,000	BMS Ireland Capital Funding DAC 4.58%, 11/10/2055	102,492
	Cardinal Health, Inc.
$ 157,000	4.50%, 09/15/2030	150,807
835,000	5.00%, 11/15/2029	821,775
60,000	5.13%, 02/15/2029	59,601
	Teva Pharmaceutical Finance Netherlands II BV
EUR 200,000	4.25%, 03/16/2033	222,096
39,667	4.38%, 05/09/2030	44,610
	Teva Pharmaceutical Finance Netherlands III BV
$ 725,000	5.25%, 01/16/2032	705,043
500,000	5.50%, 01/16/2034	484,606
	Viatris, Inc.
370,000	4.00%, 06/22/2050	238,725
EUR 107,000	4.25%, 06/17/2033	117,778
		4,437,109
	Pipelines - 1.1%
	Buckeye Partners LP
$ 250,000	5.85%, 11/15/2043	210,938
600,000	6.75%, 02/01/2030(1)	604,309
	Columbia Pipelines Holding Co. LLC
747,000	5.00%, 11/17/2032(1)	707,319
535,000	5.10%, 10/01/2031(1)	514,940
105,000	Columbia Pipelines Operating Co. LLC 5.51%, 05/15/2036(1)	99,239
105,000	Enbridge, Inc. 5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	102,358
	Galaxy Pipeline Assets Bidco Ltd.
345,749	2.94%, 09/30/2040(5)	267,944
316,589	2.94%, 09/30/2040(1)	245,464
	Green Palm Bidco SARL
1,500,000	5.96%, 06/30/2041(1)	1,394,692
450,000	6.46%, 06/30/2046(1)	414,470
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(5)	192,858
	Hess Midstream Operations LP
1,671,000	4.25%, 02/15/2030(1)	1,578,588
560,000	6.50%, 06/01/2029(1)	562,343
415,000	Howard Midstream Energy Partners LLC 6.63%, 01/15/2035(1)	400,908
	MPLX LP
168,000	5.00%, 05/01/2032	160,943
355,000	5.00%, 01/15/2033	336,502
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Pipelines - 1.1% - (continued)
$ 95,000	NGPL PipeCo LLC 5.60%, 08/15/2036(1)	$88,979
750,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	743,542
	ONEOK LLC
210,000	3.10%, 03/15/2030	193,126
90,000	4.95%, 10/15/2032	85,503
475,000	5.05%, 11/01/2034	439,934
100,000	5.40%, 10/15/2035	94,157
430,000	6.05%, 09/01/2033	428,763
240,000	6.10%, 11/15/2032	241,095
186,000	6.35%, 01/15/2031	189,815
60,000	7.15%, 01/15/2051	62,437
500,000	Rio Grande LNG LLC 5.25%, 06/30/2031(1)	482,758
500,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	495,609
625,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	650,279
	Williams Cos., Inc.
265,000	5.00%, 10/15/2029	261,508
585,000	5.15%, 03/15/2036	540,244
531,000	5.60%, 09/15/2033	518,680
305,000	5.65%, 03/15/2033	298,768
464,000	5.80%, 09/15/2036	448,023
		14,057,035
	Provincial - 0.0%
195,000	Seminole Tribe of Florida, Inc. 6.35%, 10/01/2033(1)	191,837
	Real Estate - 0.0%
EUR 100,000	Shurgard Luxembourg SARL 4.00%, 05/27/2035(5)	105,230
	Real Estate Investment Trusts - 0.4%
206,000	American Tower Corp. 1.00%, 01/15/2032	196,972
$ 83,000	Crown Castle, Inc. 2.90%, 04/01/2041	55,034
775,000	Equinix, Inc. 5.50%, 08/15/2033	744,697
	Hudson Pacific Properties LP
389,000	4.65%, 04/01/2029(8)	357,556
350,000	5.95%, 02/15/2028	342,294
EUR 173,000	Immobiliare Grande Distribuzione SIIQ SpA 4.45%, 11/04/2030(5)	190,758
	Kilroy Realty LP
$ 259,000	3.05%, 02/15/2030	233,930
880,000	5.88%, 10/15/2035	816,220
20,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	20,376
EUR 280,000	Prologis Euro Finance LLC 3.25%, 09/22/2032	298,538
$ 124,000	Prologis LP 5.00%, 01/31/2035	115,612
	Prologis Targeted U.S. Logistics Fund LP
420,000	4.25%, 01/15/2031(1)	395,926
570,000	4.75%, 01/15/2036(1)	510,767
	Realty Income Corp.
EUR 100,000	3.63%, 07/30/2032	108,017
100,000	3.88%, 06/20/2035	105,288
234,000	WP Carey, Inc. 3.25%, 10/02/2031	249,143
		4,741,128
	Retail - 0.3%
500,000	Bertrand Franchise Finance SAS 6.24%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	563,492
$ 125,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(1)	124,060
375,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	272,855

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Retail - 0.3% - (continued)
$ 1,002,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	$992,256
875,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	765,093
678,000	Staples, Inc. 10.75%, 09/01/2029(1)	646,487
		3,364,243
	Semiconductors - 0.4%
	Advanced Micro Devices, Inc.
410,000	5.00%, 08/17/2031	398,019
1,210,000	5.25%, 08/17/2033(8)	1,163,828
	Broadcom, Inc.
103,000	2.60%, 02/15/2033	84,105
108,000	3.42%, 04/15/2033	92,466
267,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	268,375
	Intel Corp.
350,000	3.10%, 02/15/2060	179,552
442,000	3.25%, 11/15/2049	260,450
1,700,000	3.73%, 12/08/2047	1,114,514
EUR 100,000	MKS, Inc. 4.25%, 02/15/2034(5)	105,047
$ 1,130,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,017,658
	Skyworks Solutions, Inc.
55,000	5.00%, 08/10/2028	54,368
675,000	5.75%, 01/10/2032	657,787
		5,396,169
	Software - 1.4%
	AthenaHealth Group, Inc.
778,000	6.50%, 02/15/2030(1)	742,648
145,000	7.50%, 02/15/2032(1)	145,213
	Cloud Software Group LLC
325,000	6.50%, 03/31/2029(1)	316,882
110,000	6.63%, 08/15/2033(1)	96,763
325,000	9.00%, 09/30/2029(1)	321,606
	Open Text Corp.
1,110,000	3.88%, 12/01/2029(1)	1,005,335
25,000	6.70%, 10/15/2031(1)	24,929
335,000	7.15%, 10/15/2033(1)	333,279
	Oracle Corp.
1,483,000	3.60%, 04/01/2040	971,572
1,070,000	3.60%, 04/01/2050	582,200
181,000	3.65%, 03/25/2041	115,766
3,355,000	3.95%, 03/25/2051	1,922,520
320,000	4.10%, 03/25/2061	174,885
759,000	4.30%, 07/08/2034	626,187
1,080,000	4.70%, 09/27/2034	912,798
2,664,000	4.80%, 09/26/2032	2,379,852
155,000	4.90%, 02/06/2033	137,765
1,525,000	5.35%, 05/04/2033	1,385,882
480,000	5.50%, 09/27/2064	323,285
308,000	5.88%, 09/26/2045	242,066
905,000	5.95%, 09/26/2055	679,743
690,000	6.00%, 08/03/2055	520,910
765,000	6.10%, 09/26/2065	565,064
90,000	6.13%, 08/03/2065	66,566
296,000	6.25%, 11/09/2032	284,571
100,000	6.55%, 02/04/2046	84,310
2,404,000	6.85%, 02/04/2066	1,971,388
	Rocket Software, Inc.
524,000	6.50%, 02/15/2029(1)(8)	504,567
515,000	9.00%, 11/28/2028(1)	521,313
		17,959,865
	Telecommunications - 1.2%
	Altice France SA
375,000	6.50%, 04/15/2032(1)	348,682
571,000	6.88%, 07/15/2032(1)	532,549
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Telecommunications - 1.2% - (continued)
	AT&T, Inc.
$ 39,000	3.30%, 02/01/2052	$22,034
55,000	3.50%, 02/01/2061	30,017
EUR 200,000	3.60%, 08/03/2030	221,823
$ 33,000	4.75%, 05/15/2046	25,320
122,000	6.05%, 08/15/2056	106,476
570,000	6.30%, 10/30/2066	512,551
1,952,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	1,791,225
GBP 145,000	British Telecommunications Ltd. 8.38%, 12/20/2083, (8.38% fixed rate until 09/20/2028; 5 yr. U.K. Government Bond + 3.82% thereafter)(2)(5)	199,773
$ 526,000	CSDC Finance I LLC 7.88%, 10/01/2031(1)	520,838
675,000	EchoStar Corp. 6.75%, 11/30/2030(9)	674,811
825,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	773,398
EUR 575,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	671,535
	Level 3 Financing, Inc.
$ 350,000	7.00%, 03/31/2034(1)	341,907
300,000	7.50%, 02/15/2037(1)	275,840
510,000	8.50%, 01/15/2036(1)	498,852
85,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	78,714
	NTT Finance Corp.
EUR 269,000	3.33%, 11/01/2029(1)	298,326
$ 965,000	5.26%, 11/01/2033(1)	915,929
1,005,000	QTS Central Issuer LLC/QTS TRS Central Issuer LLC 6.63%, 09/01/2031(1)	981,043
1,143,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	1,051,069
	Rogers Communications, Inc.
100,000	6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	97,054
95,000	7.15%, 01/31/2057, (7.15% fixed rate until 11/03/2031; 5 yr. USD CMT + 2.54% thereafter)(2)	92,788
2,265,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	2,245,182
40,000	Stingray Compute LLC 6.00%, 06/15/2031(1)(8)	38,196
EUR 100,000	Telecommunications Co. Telekom Srbija AD Belgrade 6.75%, 05/18/2033(1)	111,288
GBP 447,000	Vmed O2 U.K. Financing I PLC 4.00%, 01/31/2029(5)	526,603
EUR 180,000	Vodafone Group PLC 3.00%, 08/27/2080, (3.00% fixed rate until 05/27/2030; 5 yr. EUR Swap + 3.48% thereafter)(2)(5)	189,615
$ 635,000	WULF Compute LLC 7.75%, 10/15/2030(1)	649,405
		14,822,843
	Water - 0.2%
GBP 104,000	Anglian Water Services Financing PLC 5.38%, 11/10/2033(5)	129,456
EUR 170,000	Severn Trent Utilities Finance PLC 4.00%, 03/05/2034(5)	185,174
	SW Finance I PLC
GBP 155,000	5.75%, 11/19/2030(5)	198,298
100,000	6.13%, 11/19/2033(5)	124,702
245,000	6.88%, 08/07/2032(5)	320,448
605,000	7.00%, 04/16/2040(5)	740,680
580,000	7.38%, 12/12/2041(5)	723,297

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 21.5% - (continued)
	Water - 0.2% - (continued)
	Yorkshire Water Finance PLC
GBP 109,000	6.00%, 07/22/2033(5)	$138,867
100,000	6.38%, 11/18/2034(5)	129,784
		2,690,706
	Total Corporate Bonds (cost $287,273,571)	$271,043,355
FOREIGN GOVERNMENT OBLIGATIONS - 5.0%
	Angola - 0.1%
	Angola Government International Bonds
$ 212,000	9.13%, 11/26/2049(5)	$187,079
358,000	9.24%, 01/15/2031(5)	364,790
429,000	9.38%, 03/31/2033(5)	428,085
268,000	9.88%, 10/15/2035(5)	270,847
		1,250,801
	Argentina - 0.2%
	Argentina Republic Government International Bonds
888,960	0.75%, 07/09/2030(3)	750,949
2,624,000	4.13%, 07/09/2035(3)	1,845,984
		2,596,933
	Armenia - 0.0%
354,000	Republic of Armenia International Bonds 3.95%, 09/26/2029(5)	329,580
	Bahrain - 0.1%
	Bahrain Government International Bonds
315,000	4.25%, 01/25/2028(5)	297,535
907,000	7.75%, 04/18/2035(5)	865,874
		1,163,409
	Bermuda - 0.0%
249,000	Bermuda Government International Bonds 2.38%, 08/20/2030(5)	218,694
	Brazil - 0.1%
	Brazil Government International Bonds
244,000	3.75%, 09/12/2031	218,868
200,000	4.63%, 01/13/2028	198,898
251,000	4.75%, 01/14/2050	170,178
231,000	5.50%, 02/04/2033	217,198
526,000	6.13%, 03/15/2034	503,776
543,000	6.25%, 05/22/2036	507,705
		1,816,623
	Bulgaria - 0.0%
	Bulgaria Government International Bonds
EUR 468,000	1.38%, 09/23/2050(5)	260,990
170,000	4.13%, 05/07/2038(5)	178,864
		439,854
	Chile - 0.1%
	Chile Government International Bonds
$ 371,000	2.55%, 01/27/2032	315,536
387,000	3.24%, 02/06/2028	375,158
985,000	3.50%, 04/15/2053	618,087
		1,308,781
	Colombia - 0.1%
	Colombia Government International Bonds
215,000	4.50%, 03/15/2029	205,680
EUR 406,000	5.00%, 09/19/2032	436,542
277,000	5.63%, 02/19/2036	292,042
268,000	5.75%, 11/26/2034	291,285
$ 127,000	6.13%, 01/18/2041	106,680
		1,332,229
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.0% - (continued)
	Congo - 0.0%
$ 453,000	Congolese International Bonds 9.50%, 05/26/2036(5)	$429,269
	Costa Rica - 0.0%
	Costa Rica Government International Bonds
200,000	6.55%, 04/03/2034(5)	201,872
303,000	7.30%, 11/13/2054(5)	309,817
		511,689
	Dominican Republic - 0.1%
	Dominican Republic International Bonds
598,000	4.88%, 09/23/2032(5)	540,622
158,000	5.50%, 02/22/2029(5)	154,453
539,000	5.88%, 01/30/2060(5)	430,095
451,000	6.85%, 03/28/2039(1)	434,290
		1,559,460
	Ecuador - 0.0%
345,000	Ecuador Government International Bonds 8.75%, 01/29/2034(5)	324,128
	El Salvador - 0.1%
	El Salvador Government International Bonds
245,000	7.12%, 01/20/2050(5)	213,765
150,000	7.63%, 02/01/2041(5)	144,933
181,000	8.63%, 02/28/2029(5)	187,829
150,000	9.65%, 11/21/2054(5)	164,174
		710,701
	Germany - 1.0%
	Bundesobligation
EUR 2,950,425	2.20%, 10/10/2030(5)	3,203,518
2,717,680	2.50%, 04/16/2031(5)	2,970,794
	Bundesrepublik Deutschland Bundesanleihe
631,129	2.30%, 02/15/2033(5)	669,871
1,086,556	2.50%, 11/15/2032(5)	1,170,431
1,817,991	2.50%, 02/15/2035(5)	1,910,160
477,503	2.60%, 08/15/2033(5)	513,482
1,253,441	2.60%, 05/15/2041(5)	1,228,492
87,679	2.90%, 02/15/2036(5)	94,196
33,859	2.90%, 08/15/2056(5)	31,496
145,974	3.40%, 05/15/2047(5)	153,378
		11,945,818
	Guatemala - 0.0%
	Guatemala Government Bonds
$ 254,000	4.88%, 02/13/2028(5)	250,797
245,000	6.60%, 06/13/2036(5)	244,851
		495,648
	Hungary - 0.1%
	Hungary Government International Bonds
437,000	2.13%, 09/22/2031(5)	365,318
413,000	5.25%, 06/16/2029(5)	407,821
		773,139
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 154,000	1.00%, 07/28/2029	159,851
606,000	1.10%, 03/12/2033	543,133
112,000	1.30%, 03/23/2034	97,960
806,000	4.46%, 03/04/2038	837,707
100,000	5.13%, 05/29/2038	109,553
551,000	5.13%, 05/29/2038	603,637
		2,351,841
	Israel - 0.2%
	Israel Government International Bonds
$ 390,000	2.75%, 07/03/2030	349,875
653,000	3.88%, 07/03/2050	429,232

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.0% - (continued)
	Israel - 0.2% - (continued)
$ 555,000	5.38%, 03/12/2029	$550,561
370,000	5.38%, 02/19/2030	365,306
	State of Israel
820,000	3.80%, 05/13/2060(5)	499,339
130,000	3.80%, 05/13/2060(5)	79,164
		2,273,477
	Kenya - 0.1%
	Republic of Kenya Government International Bonds
200,000	8.00%, 05/22/2032(5)	196,872
247,000	8.25%, 02/28/2048(5)	218,086
200,000	9.50%, 03/05/2036(5)	201,706
		616,664
	Mexico - 0.9%
1,028,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(5)	1,011,089
	Mexico Government International Bonds
765,000	3.50%, 02/12/2034	619,650
1,627,000	3.50%, 02/12/2034	1,317,870
985,000	3.75%, 04/19/2071	499,887
393,000	3.77%, 05/24/2061	208,487
1,048,000	4.28%, 08/14/2041	751,416
EUR 200,000	4.88%, 05/16/2036	214,521
$ 2,775,000	5.38%, 03/22/2033	2,584,219
1,199,000	5.38%, 03/22/2033	1,116,329
850,000	5.63%, 02/09/2034	793,900
380,000	6.00%, 05/07/2036	353,685
1,391,000	6.63%, 01/29/2038	1,324,232
360,000	6.88%, 05/13/2037	352,386
		11,147,671
	Montenegro - 0.0%
200,000	Montenegro Government International Bonds 7.25%, 03/12/2031(5)	204,358
	Morocco - 0.0%
	Morocco Government International Bonds
EUR 182,000	4.75%, 05/26/2034(1)	198,342
$ 221,000	5.95%, 03/08/2028(5)	221,359
		419,701
	Nigeria - 0.1%
	Nigeria Government International Bonds
200,000	6.13%, 09/28/2028(5)	198,156
200,000	8.75%, 01/21/2031(5)	209,483
253,000	10.38%, 12/09/2034(5)	289,315
		696,954
	Oman - 0.2%
	Oman Government International Bonds
947,000	5.63%, 01/17/2028(5)	943,833
432,000	6.25%, 01/25/2031(5)	436,544
559,000	6.50%, 03/08/2047(5)	537,482
750,000	6.75%, 01/17/2048(5)	738,387
		2,656,246
	Pakistan - 0.0%
207,000	Pakistan Government International Bonds 7.90%, 09/10/2036(1)	196,107
	Panama - 0.1%
	Panama Government International Bonds
237,000	2.25%, 09/29/2032	189,600
200,000	3.88%, 03/17/2028	194,800
392,000	5.66%, 02/23/2038	362,796
		747,196
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.0% - (continued)
	Paraguay - 0.0%
$ 258,000	Paraguay Government International Bonds 2.74%, 01/29/2033(5)	$219,086
	Peru - 0.1%
	Peru Government International Bonds
219,000	1.86%, 12/01/2032	172,824
903,000	2.78%, 12/01/2060	434,479
818,000	3.00%, 01/15/2034	667,185
		1,274,488
	Philippines - 0.0%
779,000	Philippines Government International Bonds 4.20%, 03/29/2047	564,914
	Poland - 0.1%
	Republic of Poland Government International Bonds
611,000	5.38%, 04/14/2036	573,448
495,000	5.50%, 04/04/2053	415,448
		988,896
	Romania - 0.3%
	Romania Government International Bonds
EUR 270,000	2.63%, 12/02/2040(5)	188,413
1,229,000	2.75%, 04/14/2041(5)	862,501
598,000	5.38%, 06/07/2033(1)	647,586
$ 564,000	5.75%, 03/24/2035(5)	511,323
444,000	5.88%, 01/30/2029(5)	439,045
800,000	6.00%, 05/25/2034(5)	746,602
EUR 85,000	6.13%, 10/07/2037(5)	91,675
		3,487,145
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
$ 956,000	3.25%, 11/17/2051(5)	544,358
461,000	4.13%, 01/12/2029(5)	446,184
471,000	4.88%, 07/18/2033(5)	443,302
		1,433,844
	Serbia - 0.2%
	Serbia International Bonds
EUR 152,000	1.50%, 06/26/2029(5)	157,298
861,000	2.05%, 09/23/2036(5)	721,414
434,000	4.75%, 07/20/2032(5)	478,309
100,000	4.88%, 05/06/2038(1)	106,624
$ 433,000	6.25%, 05/26/2028(5)	435,018
		1,898,663
	South Africa - 0.1%
	Republic of South Africa Government International Bonds
763,000	5.75%, 09/30/2049	586,137
258,000	7.25%, 12/11/2055(5)	233,789
		819,926
	Turkey - 0.2%
	Turkiye Government International Bonds
257,000	4.88%, 04/16/2043	178,950
701,000	5.25%, 03/13/2030	661,016
386,000	6.38%, 05/22/2031	370,781
369,000	6.80%, 11/04/2036	341,677
645,000	7.63%, 05/15/2034	641,425
468,000	9.38%, 03/14/2029	493,838
		2,687,687
	United Arab Emirates - 0.1%
1,026,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(5)	649,135

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.0% - (continued)
	Uruguay - 0.0%
$ 340,000	Uruguay Government International Bonds 5.44%, 02/14/2037	$322,490
	Uzbekistan - 0.0%
248,000	Republic of Uzbekistan International Bonds 5.38%, 02/20/2029(5)	242,627
	Total Foreign Government Obligations (cost $64,735,399)	$63,105,872
MUNICIPAL BONDS - 0.1%
	School District - 0.1%
1,540,000	Chicago Board of Education, IL, GO 6.32%, 11/01/2029	$1,481,646
	Total Municipal Bonds (cost $1,524,600)	$1,481,646
SENIOR FLOATING RATE INTERESTS - 1.4%(10)
	Entertainment - 0.2%
2,676,472	Caesars Entertainment, Inc. 6.15%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	$2,586,141
	Internet - 0.2%
2,660,000	Proofpoint, Inc. 8.57%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	2,666,677
	IT Services - 0.0%
299,434	Surf Holdings LLC 0.00%, 09/05/2029, 1 mo. USD Term SOFR + 5.00%(11)	299,209
	Media - 0.8%
3,467,174	Charter Communications Operating LLC 5.73%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	3,343,118
6,517,211	Discovery Global Holdings, Inc. 6.40%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	6,510,238
400,000	Paramount Skydance Corp. 0.00%, 04/07/2033, 1 mo. USD Term SOFR + 2.75%(11)	399,000
		10,252,356
	Software - 0.2%
1,645,000	Lambda, Inc. 6.87%, 12/31/2030, 1 mo. USD Term SOFR + 3.00%	1,648,422
	Total Senior Floating Rate Interests (cost $17,464,900)	$17,452,805
U.S. GOVERNMENT AGENCIES - 40.0%
	Mortgage-Backed Agencies - 40.0%
	Federal Home Loan Mortgage Corp. - 8.5%
26,873	0.00%, 11/15/2036(6)(12)	$21,945
5,623,864	0.57%, 12/25/2033(2)(4)	135,211
826,887	0.65%, 10/25/2026(2)(4)	11
16,785,650	0.75%, 03/25/2027(2)(4)	18,019
16,927,025	0.80%, 12/25/2030(2)(4)	421,151
8,889,134	0.85%, 06/25/2027(2)(4)	22,618
4,101,061	0.95%, 11/25/2030(2)(4)	119,682
1,367,982	1.00%, 02/25/2051	1,149,916
7,463,486	1.10%, 10/25/2030(2)(4)	240,967
12,561,582	1.20%, 06/25/2030(2)(4)	432,669
6,393,809	1.50%, 05/15/2037(4)	302,088
712,745	1.50%, 11/01/2051	509,129
6,062,065	1.67%, 05/25/2030(2)(4)	282,633
481,357	1.75%, 10/15/2042	403,992
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.5% - (continued)
$ 230,629	2.00%, 12/01/2040	$193,949
1,498,369	2.00%, 05/01/2041	1,239,588
1,646,034	2.00%, 12/01/2041	1,370,261
1,409,287	2.00%, 10/01/2050	1,066,336
1,334,777	2.00%, 02/01/2051	1,018,469
1,782,813	2.00%, 03/01/2051	1,360,423
2,362,700	2.00%, 04/01/2051	1,778,655
1,297,762	2.00%, 05/01/2051	995,806
565,433	2.00%, 08/01/2051	424,910
568,144	2.00%, 11/01/2051	430,757
2,115,851	2.00%, 04/01/2052	1,617,328
3,079,574	2.00%, 06/15/2052(4)	381,464
3,357,131	2.06%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(4)	146,613
2,088,411	2.26%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	105,931
2,848,641	2.26%, 10/25/2055, 30 day USD SOFR Average + 5.95%(2)(4)	142,424
36,863	2.50%, 05/15/2028(4)	559
759,526	2.50%, 05/01/2050	605,707
860,806	2.50%, 06/01/2050	685,683
862,832	2.50%, 07/01/2050	683,655
1,538,391	2.50%, 11/01/2050	1,221,408
468,582	2.50%, 02/01/2051	374,275
1,632,336	2.50%, 03/01/2051	1,286,388
2,079,850	2.50%, 03/25/2051(4)	307,821
600,208	2.50%, 05/01/2051	474,803
714,800	2.50%, 07/01/2051	565,207
905,802	2.50%, 10/01/2051	718,207
2,304,416	2.50%, 03/15/2052(4)	329,331
1,363,743	2.50%, 03/25/2052	1,167,906
2,221,802	2.50%, 04/01/2052	1,746,053
2,625,355	2.50%, 08/25/2052(4)	391,258
72,751	3.00%, 03/15/2028(4)	1,001
208,715	3.00%, 08/01/2029	203,981
1,065,818	3.00%, 10/01/2032	1,010,824
170,203	3.00%, 03/15/2033(4)	10,092
680,943	3.00%, 04/01/2033	644,734
1,204,841	3.00%, 11/01/2036	1,101,199
771,330	3.00%, 01/01/2037	704,282
2,795,434	3.00%, 11/01/2046	2,366,278
358,503	3.00%, 12/01/2046	303,092
2,179,445	3.00%, 09/25/2051(4)	333,982
1,612,146	3.00%, 10/01/2051	1,343,053
625,657	3.00%, 01/01/2052	520,499
829,280	3.00%, 05/01/2052	687,073
260,844	3.25%, 11/15/2041	232,550
346,997	3.50%, 05/15/2034(4)	22,797
798,327	3.50%, 08/01/2034	753,577
411,501	3.50%, 10/15/2045	369,956
193,106	3.50%, 06/01/2046	169,254
821,829	3.50%, 03/01/2048	714,074
176,745	3.50%, 08/01/2048	155,183
1,559,995	3.50%, 04/25/2051(4)	300,786
1,679	4.00%, 07/15/2027(4)	12
187	4.00%, 03/15/2028(4)	1
101,501	4.00%, 07/15/2030(4)	4,087
877,433	4.00%, 05/25/2040(4)	125,031
963,729	4.00%, 09/15/2041	892,988
818,336	4.00%, 05/01/2042	752,262
261,041	4.00%, 08/01/2042	238,908
356,675	4.00%, 09/01/2042	326,512
12,438	4.00%, 07/01/2044	12,114
1,647,743	4.00%, 03/25/2045(4)	257,650
77,808	4.00%, 06/01/2045	70,115
243,148	4.00%, 02/01/2046	218,721

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.5% - (continued)
$ 102,609	4.00%, 04/01/2047	$93,146
84,727	4.00%, 09/01/2048	75,549
374,057	4.00%, 05/01/2049	337,477
1,479,368	4.00%, 07/01/2049	1,326,385
178,246	4.50%, 09/01/2044	162,244
1,683,757	4.50%, 05/25/2050(4)	306,472
330,814	4.50%, 09/01/2052	299,437
6,298,317	4.50%, 10/01/2054	5,689,027
640,770	4.75%, 07/15/2039	624,434
223,565	5.00%, 09/15/2033(4)	26,468
3,052	5.00%, 03/01/2039	2,928
83,792	5.00%, 08/01/2039	80,795
2,399	5.00%, 09/01/2039	2,288
4,679	5.00%, 12/01/2039	4,475
591,530	5.00%, 07/01/2040	573,801
4,081	5.00%, 04/01/2041	3,929
8,757	5.00%, 04/01/2044	8,445
9,293	5.00%, 05/01/2044	8,710
355,087	5.00%, 02/15/2048(4)	68,706
430,200	5.00%, 08/01/2052	402,718
550,994	5.00%, 08/25/2052	541,955
641,054	5.00%, 10/25/2052	627,921
1,390,372	5.00%, 04/01/2053	1,300,791
1,265,925	5.00%, 07/01/2053	1,182,750
1,141,547	5.00%, 11/01/2054	1,067,919
16,776,463	5.00%, 06/01/2056	15,553,012
2,968,943	5.00%, 08/01/2056	2,751,959
980,000	5.19%, 09/25/2046, 30 day USD SOFR Average + 1.50%(1)(2)	980,000
2,505	5.50%, 03/01/2028	2,507
16,038	5.50%, 04/01/2033	15,747
195,204	5.50%, 05/01/2034	193,814
4,084	5.50%, 05/01/2037	4,057
11,957	5.50%, 11/01/2037	11,876
1,774,727	5.50%, 12/01/2037	1,756,596
22,077	5.50%, 02/01/2038	21,838
9,652	5.50%, 04/01/2038	9,543
12,578	5.50%, 06/01/2038	12,424
1,231,444	5.50%, 08/01/2038	1,223,344
125,527	5.50%, 09/01/2038	124,053
2,504	5.50%, 12/01/2039	2,475
33,188	5.50%, 02/01/2040	32,813
110,268	5.50%, 05/01/2040	109,023
105,378	5.50%, 08/01/2040	104,140
522,475	5.50%, 06/01/2041	516,034
441,221	5.50%, 10/15/2046(4)	87,903
1,755,799	5.50%, 02/01/2053	1,693,733
3,551,037	5.50%, 05/01/2056	3,395,139
680,000	5.54%, 09/25/2046, 30 day USD SOFR Average + 1.85%(1)(2)	680,000
1,380,000	5.79%, 03/25/2046, 30 day USD SOFR Average + 2.10%(1)(2)	1,401,842
356	6.00%, 07/01/2029	360
44,690	6.00%, 10/01/2032	44,829
50,985	6.00%, 12/01/2032	51,137
5,026	6.00%, 11/01/2033	5,044
9,997	6.00%, 01/01/2034	10,006
5,152	6.00%, 02/01/2034	5,169
47,894	6.00%, 08/01/2034	48,067
53,476	6.00%, 09/01/2034	53,659
71,356	6.00%, 01/01/2035	70,729
309,033	6.00%, 11/01/2037	313,469
823,336	6.00%, 11/01/2052	816,958
891,477	6.00%, 12/01/2052	883,220
439,963	6.00%, 03/01/2053	436,782
3,376,040	6.00%, 06/01/2054	3,340,568
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.5% - (continued)
$ 3,095,725	6.00%, 08/01/2054	$3,054,270
1,056,957	6.00%, 11/01/2055	1,044,188
485,000	6.39%, 06/25/2046, 30 day USD SOFR Average + 2.70%(1)(2)	485,074
45	6.50%, 08/01/2032	46
92,032	6.50%, 07/15/2036	93,580
44,229	6.50%, 12/01/2037	45,780
3,990,000	7.04%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,099,861
3,815,000	7.19%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	3,946,007
1,629,000	7.34%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,634,881
5	7.50%, 09/01/2029	5
		107,724,205
	Federal National Mortgage Association - 11.5%
25,544	0.00%, 03/25/2036(6)(12)	21,724
270,846	0.00%, 06/25/2041(6)(12)	206,346
6,826,912	0.39%, 01/25/2030(2)(4)	42,982
4,098,181	1.50%, 09/01/2051	2,928,305
282,260	1.50%, 10/01/2051	201,632
371,117	1.50%, 04/01/2052	265,140
7,682,898	1.58%, 05/25/2029(2)(4)	170,526
623,486	1.75%, 12/25/2042	548,627
599,797	1.93%, 04/25/2055(2)(4)	27,444
582,400	1.95%, 05/25/2046(2)(4)	27,533
472,442	1.97%, 08/25/2044(2)(4)	26,845
441,906	2.00%, 09/25/2039	380,243
919,376	2.00%, 09/01/2040	773,063
2,227,382	2.00%, 12/01/2040	1,869,704
912,677	2.00%, 04/01/2041	764,380
301,908	2.00%, 05/01/2041	252,951
1,192,562	2.00%, 10/01/2041	990,411
873,509	2.00%, 03/25/2050	716,142
4,793,700	2.00%, 12/01/2050	3,625,622
7,068,446	2.00%, 02/01/2051	5,347,505
6,894,305	2.00%, 03/01/2051	5,181,814
435,265	2.00%, 07/01/2051	328,273
544,930	2.00%, 10/01/2051	416,898
3,200,782	2.00%, 03/25/2052(4)	394,254
17,656	2.00%, 04/01/2052	13,219
374,569	2.11%, 06/25/2055(2)(4)	17,719
1,990,075	2.15%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(4)	87,254
794,595	2.25%, 04/01/2033	664,142
3,066,119	2.26%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	131,918
34,644	2.50%, 06/25/2028(4)	496
1,661,899	2.50%, 09/01/2040	1,439,215
69,942	2.50%, 01/01/2043	58,365
1,550,143	2.50%, 02/01/2043	1,297,294
556,917	2.50%, 03/01/2043	466,158
1,188,979	2.50%, 05/01/2043	992,158
918,256	2.50%, 06/01/2043	762,331
552,474	2.50%, 04/01/2045	448,746
772,038	2.50%, 04/01/2050	612,402
890,873	2.50%, 06/01/2050	708,256
146,692	2.50%, 07/01/2050	115,986
1,414,027	2.50%, 09/01/2050	1,112,937
2,381,762	2.50%, 10/01/2050	1,901,401
1,024,285	2.50%, 01/01/2051	817,515
2,590,089	2.50%, 02/25/2051(4)	420,507
8,451,482	2.50%, 05/01/2051	6,717,858
1,151,050	2.50%, 07/01/2051	913,923
756,416	2.50%, 09/01/2051	600,925
5,919,728	2.50%, 11/01/2051	4,727,719

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal National Mortgage Association - 11.5% - (continued)
$ 1,349,827	2.50%, 12/01/2051	$1,076,414
1,320,339	2.50%, 01/01/2052	1,052,998
1,933,935	2.50%, 03/01/2052	1,521,528
2,544,075	2.50%, 06/25/2052(4)	380,526
2,533,284	2.50%, 09/25/2052(4)	387,965
1,820,148	2.50%, 01/01/2057	1,427,091
11,533	3.00%, 09/25/2027(4)	74
38,815	3.00%, 01/25/2028(4)	142
743,275	3.00%, 04/25/2033(4)	39,261
283,219	3.00%, 08/01/2033	268,662
890,434	3.00%, 03/01/2037	813,791
1,384,924	3.00%, 06/01/2043	1,184,353
916,610	3.00%, 09/01/2048	773,558
853,555	3.00%, 08/25/2049	737,319
2,107,379	3.00%, 08/01/2050	1,744,626
827,072	3.00%, 10/01/2050	681,007
1,211,665	3.00%, 12/01/2050	997,865
402,206	3.00%, 04/01/2051	332,277
1,080,306	3.00%, 05/01/2051	905,177
1,243,707	3.00%, 08/01/2051	1,030,132
3,092,925	3.00%, 10/01/2051	2,561,386
3,703,204	3.00%, 11/01/2051	3,051,924
1,663,421	3.00%, 12/01/2051	1,374,045
887,215	3.00%, 04/01/2052	733,712
1,159,799	3.00%, 05/01/2052	961,238
3,559	3.50%, 05/25/2027(4)	11
33,444	3.50%, 10/25/2027(4)	400
130,834	3.50%, 05/25/2030(4)	5,154
23,416	3.50%, 08/25/2030(4)	527
31	3.50%, 02/25/2031(4)	0 (13)
192,653	3.50%, 09/25/2035(4)	15,166
937,121	3.50%, 11/25/2039(4)	74,649
1,642,279	3.50%, 08/01/2043	1,444,887
502,524	3.50%, 10/01/2044	443,219
478,714	3.50%, 02/01/2045	420,434
455,999	3.50%, 01/01/2046	399,602
343,192	3.50%, 03/01/2046	301,187
812,077	3.50%, 09/01/2046	709,995
401,124	3.50%, 10/01/2046	349,687
281,602	3.50%, 10/25/2046(4)	50,678
415,850	3.50%, 11/01/2046	363,759
572,659	3.50%, 05/01/2047	501,153
289,473	3.50%, 09/01/2047	251,844
242,531	3.50%, 12/01/2047	210,968
156,783	3.50%, 02/01/2048	135,828
891,829	3.50%, 07/01/2048	780,212
1,925,199	3.50%, 04/01/2052	1,652,065
3,298,354	3.50%, 09/01/2057	2,767,355
1,867,399	3.50%, 05/01/2058	1,566,762
1,080,500	3.92%, 10/01/2030	1,025,268
1,038,223	4.00%, 10/01/2040	953,324
400,921	4.00%, 11/01/2040	368,065
302,975	4.00%, 12/01/2040	278,154
141,241	4.00%, 02/01/2041	128,656
365,800	4.00%, 03/01/2041	335,496
868,352	4.00%, 06/01/2041	789,643
122,540	4.00%, 03/25/2042(4)	11,407
172,016	4.00%, 08/01/2042	156,973
400,954	4.00%, 09/01/2042	366,849
56,733	4.00%, 11/25/2042(4)	4,624
62,223	4.00%, 03/01/2045	56,186
227,862	4.00%, 03/01/2046	206,255
88,020	4.00%, 05/01/2046	78,882
401,256	4.00%, 06/01/2046	360,286
967,947	4.00%, 10/01/2047	864,227
435,385	4.00%, 09/01/2048	387,745
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal National Mortgage Association - 11.5% - (continued)
$ 289,523	4.00%, 01/01/2049	$262,446
94,756	4.00%, 08/01/2049	85,790
1,718,083	4.00%, 04/01/2050	1,533,125
1,773,194	4.00%, 11/25/2050(4)	350,324
278,636	4.00%, 08/01/2051	253,182
1,231,651	4.00%, 06/01/2052	1,086,901
1,714,400	4.12%, 11/01/2030	1,636,814
203,271	4.50%, 09/01/2035	192,862
763,559	4.50%, 12/01/2037	732,353
796,773	4.50%, 08/01/2040	747,851
776,398	4.50%, 10/01/2040	728,570
414,455	4.50%, 10/01/2041	388,385
904,990	4.50%, 08/25/2043(4)	163,813
322,253	4.50%, 09/01/2043	302,341
415,414	4.50%, 04/01/2049	378,699
2,008,638	4.50%, 01/01/2051	1,816,409
1,576,570	4.50%, 10/01/2052	1,430,068
477,298	4.50%, 11/01/2052	432,178
1,359,231	4.50%, 03/01/2053	1,227,485
583,661	4.50%, 02/01/2055	527,728
75,846	5.00%, 04/25/2038	75,158
1,707,034	5.00%, 07/25/2047	1,633,652
957,109	5.00%, 12/25/2051	939,361
1,440,418	5.00%, 07/01/2052	1,351,968
1,026,122	5.00%, 08/01/2052	963,939
70,581	5.00%, 02/01/2056	65,440
928,588	5.00%, 03/01/2056	860,543
5,817,418	5.00%, 06/01/2056	5,390,450
2,952,644	5.00%, 07/01/2056	2,735,934
2,050,000	5.07%, 12/01/2028	2,042,058
45,546	5.50%, 06/01/2033	45,580
42,497	5.50%, 08/01/2033	41,740
255,061	5.50%, 09/01/2033	253,126
213,391	5.50%, 12/01/2033	211,745
172,511	5.50%, 01/01/2034	171,114
917,214	5.50%, 11/01/2035	906,857
263,235	5.50%, 04/01/2036	261,860
173,615	5.50%, 09/01/2036	172,001
162,977	5.50%, 04/25/2037	161,787
588,215	5.50%, 04/01/2038	582,206
819,601	5.50%, 11/01/2039	810,040
1,850,564	5.50%, 08/01/2040	1,831,639
642,391	5.50%, 11/25/2040(4)	66,222
611,370	5.50%, 06/25/2042(4)	111,613
715,451	5.50%, 08/25/2044(4)	101,017
986,386	5.50%, 03/25/2052	978,442
936,462	5.50%, 04/25/2052	929,034
1,676,059	5.50%, 11/01/2052	1,621,298
3,469,634	5.50%, 12/01/2052	3,356,316
1,711,945	5.50%, 01/01/2053	1,658,865
1,785,975	5.50%, 06/01/2053	1,726,456
2,921,096	5.50%, 11/01/2053	2,810,689
7,998	5.51%, 05/25/2042(2)(4)	833
65,383	6.00%, 12/01/2032	64,911
109,137	6.00%, 01/01/2033	108,519
14,731	6.00%, 02/01/2033	14,860
81,379	6.00%, 03/01/2033	81,360
256,381	6.00%, 02/01/2037	260,205
202,700	6.00%, 01/25/2042(4)	6,517
905,862	6.00%, 05/01/2053	895,029
963,806	6.00%, 09/01/2054	953,423
93	6.50%, 05/01/2031	95
288	6.50%, 09/01/2031	289
255	6.50%, 07/01/2032	256
156	7.00%, 07/01/2029	159
34	7.00%, 03/01/2032	35

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Federal National Mortgage Association - 11.5% - (continued)
$ 43	7.50%, 06/01/2027	$43
2,005	7.50%, 03/01/2030	2,012
3,472	7.50%, 04/01/2030	3,472
214	7.50%, 06/01/2030	216
507	7.50%, 07/01/2030	512
143	7.50%, 08/01/2030	144
508	7.50%, 05/01/2031	511
2,444	7.50%, 06/01/2031	2,455
136	7.50%, 08/01/2031	136
10,306	7.50%, 09/01/2031	10,338
21	7.50%, 05/01/2032	21
		144,943,286
	Government National Mortgage Association - 9.5%
1,967,287	2.00%, 10/20/2050	1,513,000
3,782,620	2.00%, 12/20/2050	2,926,905
550,000	2.00%, 10/01/2056(14)	421,357
270,890	2.50%, 12/16/2039	252,759
610,532	2.50%, 07/20/2041	530,783
1,532,091	2.50%, 11/20/2049	1,246,219
1,224,259	2.50%, 03/20/2051	980,510
4,425,128	2.50%, 04/20/2051	3,544,068
5,710,000	2.50%, 10/01/2056(14)	4,565,480
15,055	3.00%, 09/20/2028(4)	51
854,671	3.00%, 05/20/2035(4)	31,791
202,863	3.00%, 02/16/2043(4)	24,728
900,939	3.00%, 03/15/2045	759,527
50,871	3.00%, 04/15/2045	43,077
921,284	3.00%, 07/15/2045	777,795
18,293	3.00%, 08/15/2045	15,422
5,717,573	3.00%, 04/20/2051	4,762,520
645,925	3.00%, 06/20/2051	537,834
1,741,279	3.00%, 08/20/2051	1,449,872
420	3.50%, 02/16/2027(4)	1
6,355	3.50%, 03/20/2027(4)	9
95,377	3.50%, 04/20/2042(4)	1,735
1,061,090	3.50%, 10/20/2042(4)	138,346
126,846	3.50%, 11/15/2042	110,831
3,543	3.50%, 12/15/2042	3,084
65,754	3.50%, 02/15/2043	57,151
3,948	3.50%, 03/15/2043	3,427
767,155	3.50%, 04/15/2043	664,824
1,343,571	3.50%, 05/15/2043	1,168,172
361,250	3.50%, 07/20/2043(4)	57,041
805,411	3.50%, 03/20/2044	704,307
267,176	3.50%, 07/20/2046	230,306
329,106	3.50%, 08/20/2047	284,469
228,823	3.50%, 11/20/2047	198,885
279,037	3.50%, 03/20/2048	241,530
379,060	3.50%, 06/20/2049	326,627
927,501	3.50%, 11/20/2049	797,198
270,582	3.50%, 06/20/2050	232,169
863,046	3.50%, 02/20/2051	740,132
643,081	3.88%, 08/15/2042	570,604
20,840	4.00%, 05/20/2029(4)	64
1,174,474	4.00%, 07/20/2040	1,067,752
1,283,009	4.00%, 09/20/2040	1,166,305
2,027,940	4.00%, 10/20/2040	1,837,940
528,275	4.00%, 12/20/2040	466,834
71,638	4.00%, 05/16/2042(4)	5,020
1,834,323	4.00%, 09/16/2042(4)	358,895
91,324	4.00%, 01/20/2044(4)	16,279
671,950	4.00%, 01/16/2046(4)	101,255
590,327	4.00%, 03/20/2047(4)	98,465
257,469	4.00%, 11/20/2047	223,722
822,235	4.00%, 03/20/2048	714,009
2,130,368	4.00%, 07/20/2048	1,903,305
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Government National Mortgage Association - 9.5% - (continued)
$ 38,185	4.50%, 11/15/2039	$34,815
349,593	4.50%, 05/15/2040	321,965
1,281,603	4.50%, 05/20/2040	1,199,777
81,453	4.50%, 07/15/2041	74,366
1,182,504	4.50%, 08/20/2045(4)	208,468
117,159	4.50%, 01/20/2046	108,962
649,486	4.50%, 01/20/2047(4)	67,017
860,546	4.50%, 05/20/2048(4)	118,429
255,035	4.50%, 05/20/2052	234,045
737,174	4.50%, 08/20/2052	675,786
679,404	4.50%, 09/20/2052	622,813
3,090,747	4.50%, 10/20/2052	2,820,785
7,740,000	4.50%, 10/01/2056(14)	6,907,043
747,559	5.00%, 02/16/2040(4)	139,565
672,319	5.00%, 05/20/2040	649,527
534,836	5.00%, 06/20/2040	518,309
210,104	5.00%, 07/20/2040	203,095
388,011	5.00%, 06/15/2041	378,198
335,612	5.00%, 10/16/2041(4)	52,914
574,742	5.00%, 03/15/2044	559,112
160,845	5.00%, 01/16/2047(4)	30,405
2,818,222	5.00%, 07/15/2052	2,625,927
62,500	5.00%, 10/01/2056(14)	57,930
271,823	5.50%, 10/20/2034	271,973
447,878	5.50%, 03/20/2039(4)	16,544
461,547	5.50%, 07/15/2041	461,132
421,797	5.50%, 02/16/2047(4)	54,350
282,897	5.50%, 02/20/2047(4)	39,646
41,895,000	5.50%, 10/01/2056(14)	40,053,777
202	6.00%, 01/15/2029	204
126	6.00%, 04/15/2029	126
7,085	6.00%, 12/15/2031	7,133
150	6.00%, 10/15/2032	154
6,694	6.00%, 06/15/2033	6,678
9,858	6.00%, 08/15/2034	9,913
20,249	6.00%, 09/15/2034	20,003
13,345	6.00%, 02/15/2035	13,572
24,687	6.00%, 03/15/2036	24,591
24,570	6.00%, 05/15/2036	24,432
59,420	6.00%, 06/15/2036	60,404
6,566	6.00%, 06/15/2037	6,484
12,476	6.00%, 08/15/2037	12,367
27,487	6.00%, 08/15/2039	27,496
444,365	6.00%, 09/20/2040(4)	66,729
35,975	6.00%, 06/15/2041	36,653
464,738	6.00%, 02/20/2046(4)	52,129
21,893,000	6.00%, 10/01/2056(14)	21,526,782
3,086	6.50%, 06/15/2028	3,094
198	6.50%, 08/15/2028	200
147	6.50%, 09/15/2028	147
208	6.50%, 11/15/2028	213
1,419	6.50%, 12/15/2028	1,450
2,710	6.50%, 02/15/2029	2,725
12,907	6.50%, 03/15/2029	13,042
4,888	6.50%, 04/15/2029	4,955
1,642	6.50%, 05/15/2029	1,646
20,160	6.50%, 06/15/2029	20,208
1,243	6.50%, 07/15/2029	1,249
28	6.50%, 03/15/2031	29
44,447	6.50%, 04/15/2031	44,563
10,716	6.50%, 05/15/2031	10,919
691	6.50%, 06/15/2031	700
46,125	6.50%, 07/15/2031	46,529
7,929	6.50%, 08/15/2031	8,050
14,502	6.50%, 09/15/2031	14,558
27,521	6.50%, 10/15/2031	27,534

48

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.0% - (continued)
	Mortgage-Backed Agencies - 40.0% - (continued)
	Government National Mortgage Association - 9.5% - (continued)
$ 94,675	6.50%, 11/15/2031	$94,999
13,554	6.50%, 12/15/2031	13,623
28,985	6.50%, 01/15/2032	29,269
7,626	6.50%, 02/15/2032	7,709
16,948	6.50%, 03/15/2032	16,964
62,867	6.50%, 04/15/2032	63,726
155	6.50%, 05/15/2032	155
9,196	6.50%, 06/15/2032	9,333
119	7.00%, 02/15/2031	121
48	7.00%, 06/15/2031	48
		120,714,674
	Uniform Mortgage-Backed Security - 10.5%
3,970,000	2.00%, 10/01/2056(14)	2,950,248
2,430,000	3.00%, 10/01/2056(14)	1,977,793
2,362,000	3.50%, 10/01/2056(14)	1,999,273
7,810,000	3.50%, 11/01/2056(14)	6,604,534
1,885,000	4.00%, 10/01/2041(14)	1,749,059
401,000	4.00%, 10/01/2056(14)	349,097
400,000	4.00%, 11/01/2056(14)	347,961
4,300,000	4.50%, 10/01/2056(14)	3,856,344
9,200,000	4.50%, 11/01/2056(14)	8,242,876
2,380,000	5.00%, 10/01/2041(14)	2,304,538
53,060,000	5.00%, 10/01/2056(14)	49,126,532
21,045,000	5.50%, 10/01/2041(14)	20,779,148
30,194,000	5.50%, 10/01/2056(14)	28,809,441
313,000	6.00%, 10/01/2056(14)	306,784
2,750,000	6.50%, 10/01/2056(14)	2,763,701
		132,167,329
	Total U.S. Government Agencies (cost $541,461,668)	$505,549,494
U.S. GOVERNMENT SECURITIES - 24.2%
	U.S. Treasury Securities - 24.2%
	U.S. Treasury Bonds - 15.8%
10,600,000	1.13%, 05/15/2040	$6,207,211
9,900,000	1.13%, 08/15/2040	5,730,012
31,895,000	1.38%, 11/15/2040	19,028,607
24,190,000	1.75%, 08/15/2041	14,932,600
5,115,000	1.88%, 11/15/2051	2,511,745
7,090,000	2.25%, 08/15/2046	4,196,948
13,655,000	2.25%, 08/15/2049	7,645,200
15,065,000	2.25%, 02/15/2052	8,125,096
7,860,000	2.38%, 11/15/2049	4,509,675
27,550,000	2.88%, 08/15/2045(15)	18,638,221
6,175,000	3.00%, 02/15/2047	4,177,773
17,565,000	3.38%, 05/15/2044(16)	13,119,545
35,500,000	3.38%, 11/15/2048(17)	25,163,398
12,035,000	3.63%, 05/15/2053	8,654,387
1,175,000	4.25%, 05/15/2039	1,056,031
20,912,000	4.25%, 08/15/2054	16,801,485
2,625,000	4.38%, 05/15/2040	2,358,808
2,830,000	4.50%, 08/15/2039	2,597,299
15,660,000	4.75%, 11/15/2053	13,681,702
22,560,000	5.00%, 05/15/2045	20,845,969
		199,981,712
	U.S. Treasury Notes - 8.4%
7,375,000	3.38%, 05/15/2033	6,639,805
18,765,000	4.00%, 02/15/2034	17,392,076
17,170,000	4.00%, 11/15/2035	15,606,591
7,945,000	4.13%, 06/30/2028	7,849,722
6,595,000	4.13%, 08/31/2030	6,381,178
18,765,000	4.13%, 02/15/2036	17,190,499
17,305,000	4.25%, 11/15/2034	16,188,287
6,195,000	4.38%, 08/31/2031	6,010,118
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 24.2% - (continued)
	U.S. Treasury Securities - 24.2% - (continued)
	U.S. Treasury Notes - 8.4% - (continued)
$ 12,525,000	4.63%, 02/15/2035		$12,004,919
60,000	4.75%, 09/30/2028		59,859
			105,323,054
	Total U.S. Government Securities (cost $363,420,015)		$305,304,766
PREFERRED STOCKS - 0.0%
	Media & Entertainment - 0.0%
1,654	Alphabet, Inc. Series A, 6.25%*		$81,178
	Software & Services - 0.0%
1,853	Oracle Corp. Series D, 6.50%*(8)		81,977
	Telecommunication Services - 0.0%
850	T-Mobile USA, Inc. (Preference Shares), 6.25%		17,782
850	T-Mobile USA, Inc. (Preference Shares), 5.50%		15,759
2,933	T-Mobile USA, Inc. (Preference Shares), 5.50%		54,026
			87,567
	Utilities - 0.0%
1,664	Duke Energy Corp. (Preference Shares), 7.75%*		80,038
2,389	PG&E Corp. Series A, 6.00%*		74,585
			154,623
	Total Preferred Stocks (cost $453,898)		$405,345
	Total Long-Term Investments (cost $1,569,916,652)		$1,447,242,255
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.2%
2,889,935
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at
3.88%, due on 10/01/2026 with a
maturity value of $2,890,246;
collateralized by U.S. Treasury Note at
4.25%, maturing 07/31/2028, with a
market value of $2,947,891
			$2,889,935
	Securities Lending Collateral - 0.4%
4,624,136	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(18)		4,624,136
	Total Short-Term Investments (cost $7,514,071)		$7,514,071
	Total Investments (cost $1,577,430,723)	115.2%	$1,454,756,326
	Other Assets and Liabilities	(15.2)%	(191,755,616)
	Net Assets	100.0%	$1,263,000,710
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

49

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2026, the aggregate value of these securities was
$377,307,024, representing 29.9% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2026, the aggregate value of these securities was $51,663,275, representing 4.1% of net assets.

(6)	Security is a zero-coupon bond.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Represents entire or partial securities on loan.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2026.

(11)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2026, where the rate will be determined at time of settlement.
(12)	Securities disclosed are principal-only strips.
(13)	Market value is less than $1.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of September 30, 2026, the market value of securities pledged was $2,398,952.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of September 30, 2026, the market value of securities pledged was $6,722,227.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2026, the market value of securities pledged was $3,948,173.
(18)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	315	12/31/2026	$64,040,976	$(193,545)
U.S. Treasury 5-Year Note Future	1,010	12/31/2026	104,329,844	(1,700,116)
Total				$(1,893,661)
Short position contracts:
Euro BUXL 30-Year Bond Future	(2)	12/08/2026	$(227,713)	$(1,519)
Euro-BOBL Future	(5)	12/08/2026	(634,795)	(2,632)
Euro-BUND Future	(164)	12/08/2026	(22,273,620)	310,203
Long Gilt Future	(5)	12/29/2026	(556,857)	4,887
U.S. Treasury 10-Year Note Future	(180)	12/21/2026	(18,756,563)	219,934
U.S. Treasury 10-Year Ultra Future	(190)	12/21/2026	(19,950,000)	209,976
U.S. Treasury Long Bond Future	(435)	12/21/2026	(44,655,469)	2,499,177
U.S. Treasury Ultra Bond Future	(191)	12/21/2026	(19,786,406)	1,313,580
Total				$4,553,606
Total futures contracts				$2,659,945

50

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

TBA Sale Commitments Outstanding at September 30, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$2,000,000	10/01/2056	$(1,660,313)	$41,254
Government National Mortgage Association, 4.00%	3,155,000	10/01/2056	(2,713,880)	79,035
Government National Mortgage Association, 4.50%	15,075,000	10/01/2056	(13,452,671)	501,516
Government National Mortgage Association, 4.50%	7,300,000	11/01/2056	(6,508,977)	(9,410)
Government National Mortgage Association, 5.00%	19,785,000	10/01/2056	(18,338,169)	486,733
Uniform Mortgage-Backed Security, 2.00%	11,825,000	10/01/2056	(8,787,578)	352,693
Uniform Mortgage-Backed Security, 2.50%	21,865,000	10/01/2056	(17,004,054)	790,137
Uniform Mortgage-Backed Security, 3.00%	4,865,000	10/01/2056	(3,959,656)	181,102
Uniform Mortgage-Backed Security, 3.00%	2,430,000	11/01/2056	(1,976,084)	8,068
Uniform Mortgage-Backed Security, 3.00%	1,925,000	10/01/2041	(1,748,533)	14,797
Uniform Mortgage-Backed Security, 5.00%	2,515,000	10/01/2056	(2,328,557)	65,470
Uniform Mortgage-Backed Security, 5.50%	11,700,000	10/01/2056	(11,163,491)	283,472
Uniform Mortgage-Backed Security, 6.00%	27,915,000	10/01/2056	(27,360,668)	229,595
Total TBA sale commitments (proceeds receivable $120,027,093)			$(117,002,631)	$3,024,462
At September 30, 2026, the aggregate market value of TBA Sale Commitments represents (9.3)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S47.V1	USD	11,935,000	(5.00%)	12/20/2031	Quarterly	$—	$(808,941)	$(803,994)	$4,947
ITRAXX.SEN.FIN.S46.V1	EUR	172,518	(1.00%)	12/20/2031	Quarterly	—	(3,466)	(2,881)	585
Total						$—	$(812,407)	$(806,875)	$5,532
Sell protection:
CDX.NA.IG.S47.V1	USD	795,000	1.00%	12/20/2031	Quarterly	$15,875	$—	$14,740	$(1,135)
ITRAXX-EUR.S46.V1	EUR	345,000	1.00%	12/20/2031	Quarterly	7,677	—	6,982	(695)
Total						$23,552	$—	$21,722	$(1,830)
Credit default swaps on single-name issues:
Sell protection:
Broadcom, Inc. (A-)	USD	3,215,000	1.00%	06/20/2031	Quarterly	$64,787	$—	$(25,971)	$(90,758)
Broadcom, Inc. (A-)	USD	100,000	1.00%	12/20/2031	Quarterly	—	(1,237)	(1,254)	(17)
Lincoln National Corp. (BBB+)	USD	105,000	1.00%	12/20/2031	Quarterly	—	(1,720)	(2,204)	(484)
Oracle Corp. (BBB-)	USD	750,000	1.00%	12/20/2031	Quarterly	—	(41,144)	(44,434)	(3,290)
Paramount Global (BB+)	USD	3,620,000	1.00%	06/20/2031	Quarterly	—	(285,647)	(333,518)	(47,871)
Total						$64,787	$(329,748)	$(407,381)	$(142,420)
Total centrally cleared credit default swap contracts						$88,339	$(1,142,155)	$(1,192,534)	$(138,718)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 mo. USD SOFR	USD	12,100,000	05/31/2029	Annual	$—	$—	$323,309	$323,309
Total centrally cleared interest rate swaps contracts						$—	$—	$323,309	$323,309

Foreign Currency Contracts Outstanding at September 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
67,000	EUR	76,441	USD	SCB	10/30/2026	$(471)
338,000	EUR	385,431	USD	BCLY	10/30/2026	(2,182)

51

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at September 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,860,000	EUR	6,671,973	USD	SSG	10/30/2026	$(27,476)
16,499,000	EUR	18,880,187	USD	DEUT	10/30/2026	(172,412)
59,935,145	USD	52,377,000	EUR	DEUT	10/30/2026	546,266
3,363,616	USD	2,951,000	EUR	BCLY	10/30/2026	17,556
5,621,613	USD	4,922,000	EUR	BCLY	12/16/2026	29,308
5,507,915	USD	4,137,000	GBP	WEST	10/30/2026	21,842
Total foreign currency contracts						$412,431
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$280,888,185	$—	$280,888,185	$—
Convertible Bonds	2,010,787	—	2,010,787	—
Corporate Bonds	271,043,355	—	271,043,355	—
Foreign Government Obligations	63,105,872	—	63,105,872	—
Municipal Bonds	1,481,646	—	1,481,646	—
Senior Floating Rate Interests	17,452,805	—	17,452,805	—
U.S. Government Agencies	505,549,494	—	505,549,494	—
U.S. Government Securities	305,304,766	—	305,304,766	—
Preferred Stocks	405,345	405,345	—	—
Short-Term Investments	7,514,071	4,624,136	2,889,935	—
Foreign Currency Contracts(2)	614,972	—	614,972	—
Futures Contracts(2)	4,557,757	4,557,757	—	—
Swaps - Credit Default(2)	5,532	—	5,532	—
Swaps - Interest Rate(2)	323,309	—	323,309	—
Total	$1,460,257,896	$9,587,238	$1,450,670,658	$—
Liabilities
Foreign Currency Contracts(2)	$(202,541)	$—	$(202,541)	$—
Futures Contracts(2)	(1,897,812)	(1,897,812)	—	—
Swaps - Credit Default(2)	(144,250)	—	(144,250)	—
TBA Sale Commitments	(117,002,631)	—	(117,002,631)	—
Total	$(119,247,234)	$(1,897,812)	$(117,349,422)	$—

(1)
For the period ended September 30, 2026, investments valued at $2,744,996 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

52

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.8%
	Asset-Backed - Automobile - 26.4%
	Ally Auto Receivables Trust
$ 1,000,000	Series 2026-1, 3.92%, 10/15/2030	$985,468
676,374	Series 2025-1, 4.03%, 07/17/2028	676,187
	ARI Fleet Lease Trust
1,260,000	Series 2026-A, 3.96%, 11/15/2034(1)	1,250,545
295,000	Series 2026-B, 4.34%, 02/15/2035(1)	292,771
1,257,851	Series 2025-A, 4.38%, 01/17/2034(1)	1,256,187
406,024	Series 2025-B, 4.59%, 03/15/2034(1)	405,786
41,397	Series 2024-A, 5.30%, 11/15/2032(1)	41,454
1,886,000	Series 2023-B, 5.89%, 07/15/2032(1)	1,894,652
20,320	Series 2023-B, 6.05%, 07/15/2032(1)	20,348
	BMW Vehicle Lease Trust
1,590,000	Series 2025-2, 3.97%, 09/25/2028	1,579,280
2,450,000	Series 2026-1, 4.15%, 05/25/2029	2,420,010
148,032	Series 2025-1, 4.43%, 09/27/2027	148,061
	BMW Vehicle Owner Trust
990,000	Series 2026-A, 4.28%, 06/25/2029	986,211
185,835	Series 2023-A, 5.47%, 02/25/2028	186,160
2,277,067	BofA Auto Trust Series 2025-1A, 4.35%, 11/20/2029(1)	2,271,914
	Capital One Prime Auto Receivables Trust
2,638,293	Series 2025-1, 3.88%, 01/16/2029	2,633,805
1,145,000	Series 2026-1, 4.48%, 09/17/2029	1,141,133
144,912	Series 2023-1, 4.87%, 02/15/2028	144,988
	CarMax Auto Owner Trust
720,000	Series 2026-3, 4.36%, 10/15/2029	717,682
139,156	Series 2025-3, 4.42%, 08/15/2028	139,166
429,067	Series 2025-2, 4.59%, 07/17/2028	429,267
355,000	Chesapeake IV Funding DAC Series 2026-1A, 4.26%, 12/15/2028(1)	353,690
83,813	Citizens Auto Receivables Trust Series 2023-2, 5.83%, 02/15/2028(1)	83,881
	Enterprise Fleet Financing LLC
2,005,000	Series 2025-2, 4.41%, 06/20/2029(1)	1,985,774
910,000	Series 2026-3, 4.50%, 05/21/2029(1)	903,500
756,190	Series 2024-1, 5.23%, 03/20/2030(1)	757,756
3,274	Series 2023-2, 5.56%, 04/22/2030(1)	3,276
412,591	Series 2023-3, 6.40%, 03/20/2030(1)	414,717
	Ford Credit Auto Lease Trust
711,993	Series 2026-A, 3.83%, 08/15/2028	709,849
1,681,363	Series 2025-B, 4.37%, 03/15/2028	1,681,521
855,000	Series 2026-B, 4.39%, 03/15/2029	852,308
	Ford Credit Auto Owner Trust
1,025,000	Series 2025-B, 3.91%, 04/15/2030	1,010,939
334,236	Series 2025-A, 4.47%, 12/15/2027	334,318
2,350,000	Series 2026-C, 4.72%, 07/16/2029	2,347,203
2,500,000	Series 2023-1, 4.85%, 08/15/2035(1)	2,494,113
2,300,000	Series 2023-2, 5.28%, 02/15/2036(1)	2,303,450
935,000	Ford Credit Floorplan Master Owner Trust A Series 2025-1, 4.63%, 04/15/2030	929,290
	GM Financial Automobile Leasing Trust
533,430	Series 2026-1, 3.77%, 04/20/2028	531,441
418,666	Series 2025-3, 4.19%, 10/20/2027	418,543
250,000	Series 2024-3, 4.22%, 10/20/2028	249,883
2,100,000	Series 2026-2, 4.30%, 03/20/2029	2,080,729
2,375,000	Series 2026-3, 4.33%, 10/20/2028	2,363,881
1,115,000	Series 2025-2, 4.58%, 05/22/2028	1,115,409
	GM Financial Consumer Automobile Receivables Trust
717,059	Series 2026-1, 3.77%, 03/16/2029	714,463
985,422	Series 2025-4, 3.88%, 12/18/2028	983,418
737,334	Series 2026-2, 4.05%, 05/16/2029	734,418
371,139	Series 2025-3, 4.32%, 06/16/2028	371,149
16,418	Series 2025-2, 4.40%, 02/16/2028	16,420
1,955,000	Series 2026-3, 4.44%, 07/16/2031	1,928,317
105,165	Series 2023-1, 4.66%, 02/16/2028	105,200
955,966	Series 2023-3, 5.45%, 06/16/2028	958,153
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.8% - (continued)
	Asset-Backed - Automobile - 26.4% - (continued)
	GM Financial Revolving Receivables Trust
$ 1,512,000	Series 2024-2, 4.52%, 03/11/2037(1)	$1,477,373
1,350,000	Series 2023-2, 5.77%, 08/11/2036(1)	1,362,693
2,640,000	GMF Floorplan Owner Revolving Trust Series 2025-1A, 4.59%, 03/15/2029(1)	2,640,197
	Honda Auto Receivables Owner Trust
455,000	Series 2026-1, 3.78%, 09/23/2030	446,284
884,917	Series 2025-3, 4.19%, 03/21/2028	884,481
169,982	Series 2025-2, 4.30%, 01/18/2028	169,987
2,350,000	Series 2026-3, 4.52%, 02/18/2031	2,318,760
699,227	Series 2024-1, 5.21%, 08/15/2028	701,269
	Hyundai Auto Lease Securitization Trust
1,328,738	Series 2026-A, 3.85%, 05/15/2028(1)	1,323,113
2,350,000	Series 2026-A, 3.97%, 12/15/2028(1)	2,320,936
1,855,000	Series 2026-A, 4.01%, 12/17/2029(1)	1,825,616
128,777	Series 2025-C, 4.37%, 01/18/2028(1)	128,737
800,000	Series 2026-C, 4.43%, 12/15/2028(1)	797,106
236,939	Series 2025-B, 4.58%, 09/15/2027(1)	237,023
1,887,396	Series 2025-A, 4.83%, 01/18/2028(1)	1,889,440
	Hyundai Auto Receivables Trust
1,265,000	Series 2025-C, 3.88%, 04/15/2030	1,247,611
902,685	Series 2025-D, 4.03%, 11/15/2028	900,930
1,625,000	Series 2025-A, 4.32%, 10/15/2029	1,620,061
364,625	Series 2025-B, 4.45%, 08/15/2028	364,722
1,630,000	Series 2026-C, 4.72%, 08/15/2029	1,627,258
1,465,000	Hyundai Floorplan Master Owner Trust Series 2025-1A, 4.01%, 10/15/2030(1)	1,430,425
228,957	LAD Auto Receivables Trust Series 2025-2A, 4.30%, 07/17/2028(1)	228,968
40,267	M&T Bank Auto Receivables Trust Series 2025-1A, 4.63%, 05/15/2028(1)	40,279
	Mercedes-Benz Auto Lease Trust
327,671	Series 2024-B, 4.23%, 02/15/2028	327,466
595,000	Series 2025-A, 4.61%, 04/16/2029	593,537
	Nissan Auto Lease Trust
1,640,623	Series 2026-A, 3.90%, 05/15/2028	1,632,241
1,065,000	Series 2026-B, 4.44%, 04/16/2029	1,060,766
	Nissan Auto Receivables Owner Trust
615,000	Series 2026-B, 4.10%, 07/16/2029, 30 day USD SOFR Average + 0.33%(2)	614,982
1,421,503	Series 2024-B, 4.34%, 03/15/2029	1,419,620
1,805,000	Series 2025-A, 4.49%, 12/17/2029	1,799,093
	Porsche Financial Auto Securitization Trust
1,425,000	Series 2025-1A, 3.86%, 01/22/2031(1)	1,411,946
476,885	Series 2025-1A, 3.91%, 03/22/2029(1)	476,615
1,111,279	Series 2024-1A, 4.44%, 01/22/2030(1)	1,110,050
460,000	Series 2026-1, 4.79%, 06/24/2030	459,866
87,474	Series 2023-2A, 5.79%, 01/22/2029(1)	87,664
	Porsche Innovative Lease Owner Trust
465,000	Series 2026-1A, 4.10%, 10/20/2028	463,377
2,540,000	Series 2025-1A, 4.61%, 10/20/2028(1)	2,537,218
655,978	Series 2024-1A, 4.67%, 11/22/2027(1)	656,291
249,433	Santander Drive Auto Receivables Trust Series 2025-3, 4.63%, 10/16/2028	249,495
2,017,398	SBNA Auto Lease Trust Series 2024-B, 5.55%, 12/20/2028(1)	2,020,380
222,581	SCCU Auto Receivables Trust Series 2025-1A, 4.67%, 11/15/2028(1)	222,692
	SFS Auto Receivables Securitization Trust
925,000	Series 2025-2A, 4.44%, 12/20/2030(1)	920,790
1,644,326	Series 2024-3A, 4.55%, 06/20/2030(1)	1,644,874
	Stellantis Financial Underwritten Enhanced Lease Trust
1,756,718	Series 2025-BA, 4.31%, 05/22/2028(1)	1,755,546
2,700,000	Series 2025-AA, 4.47%, 07/20/2028(1)	2,697,408

53

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.8% - (continued)
	Asset-Backed - Automobile - 26.4% - (continued)
	Toyota Auto Receivables Owner Trust
$ 801,152	Series 2025-D, 3.89%, 08/15/2028	$799,889
492,795	Series 2025-C, 4.29%, 06/15/2028	492,730
192,997	Series 2025-B, 4.46%, 03/15/2028	193,061
	Toyota Lease Owner Trust
1,445,000	Series 2026-A, 3.82%, 02/20/2029(1)	1,424,663
1,085,000	Series 2025-B, 3.96%, 11/20/2028(1)	1,071,660
205,784	Series 2024-B, 4.21%, 09/20/2027(1)	205,799
1,140,000	Series 2026-B, 4.78%, 03/20/2029(1)	1,137,706
1,750,000	USAA Auto Owner Trust Series 2024-A, 4.97%, 12/17/2029(1)	1,751,381
59,413	USB Auto Owner Trust Series 2025-1A, 4.51%, 06/15/2028(1)	59,423
	Volkswagen Auto Lease Trust
1,395,000	Series 2025-B, 4.01%, 01/22/2029	1,384,425
1,217,326	Series 2025-A, 4.43%, 12/20/2027	1,217,455
508,324	Westlake Automobile Receivables Trust Series 2026-1A, 4.02%, 09/15/2028(1)	507,702
	Wheels Fleet Lease Funding 1 LLC
2,273,029	Series 2025-3A, 4.08%, 09/18/2040(1)	2,240,335
1,410,644	Series 2025-1A, 4.57%, 01/18/2040(1)	1,404,999
108,689	Series 2024-2A, 4.87%, 06/21/2039(1)	108,700
132,398	Series 2023-1A, 5.80%, 04/18/2038(1)	132,584
151,359	Series 2023-2A, 6.46%, 08/18/2038(1)	151,953
549,000	Wheels Fleet Lease Funding LLC Series 2026-1A, 4.30%, 04/18/2039(1)	545,868
	World Omni Auto Receivables Trust
755,000	Series 2026-A, 3.86%, 05/15/2031	741,002
1,980,000	Series 2026-C, 4.27%, 11/15/2029	1,970,467
	World Omni Automobile Lease Securitization Trust
1,208,048	Series 2026-A, 4.02%, 12/15/2028	1,203,507
2,660,000	Series 2025-A, 4.42%, 04/17/2028	2,656,362
2,525,000	Series 2024-A, 5.25%, 09/17/2029	2,528,068
		123,433,009
	Asset-Backed - Credit Card - 0.5%
2,260,000	WF Card Issuance Trust Series 2025-A1, 4.34%, 05/15/2030	2,239,698
	Asset-Backed - Finance & Insurance - 6.2%
394,000	Amur Equipment Finance Receivables XVI LLC Series 2026-1A, 4.73%, 11/21/2033(1)	389,703
2,450,000	ARES LX CLO Ltd. Series 2021-60A, 4.69%, 07/18/2034, 3 mo. USD Term SOFR + 0.96%(1)(2)	2,447,935
	Bain Capital Credit CLO Ltd.
2,450,000	Series 2021-4A, 4.73%, 10/20/2034, 3 mo. USD Term SOFR + 1.00%(1)(2)	2,450,243
2,610,000	Series 2020-3A, 4.74%, 10/23/2034, 3 mo. USD Term SOFR + 0.99%(1)(2)	2,609,475
	Barings Equipment Finance LLC
1,687,000	Series 2025-A, 4.82%, 08/13/2032(1)	1,670,053
970,000	Series 2026-B, 4.86%, 01/14/2030(1)	967,636
	Carlyle U.S. CLO Ltd.
2,450,000	Series 2022-1A, 4.73%, 04/15/2035, 3 mo. USD Term SOFR + 0.98%(1)(2)	2,453,082
2,350,000	Series 2022-3A, 4.89%, 04/20/2039, 3 mo. USD Term SOFR + 1.16%(1)(2)	2,349,354
1,595,000	CCG Receivables Trust Series 2026-1, 4.45%, 01/17/2034(1)	1,576,382
1,500,000	CIFC Funding Ltd. Series 2022-3A, 4.68%, 04/21/2035, 3 mo. USD Term SOFR + 0.95%(1)(2)	1,501,145
585,000	DLLAA LLC Series 2026-1A, 4.42%, 05/21/2029(1)	581,322
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.8% - (continued)
	Asset-Backed - Finance & Insurance - 6.2% - (continued)
$ 795,000	John Deere Owner Trust Series 2026-B, 4.30%, 04/16/2029	$791,243
	Kubota Credit Owner Trust
520,000	Series 2026-1A, 3.84%, 01/16/2029(1)	515,916
415,000	Series 2026-2A, 4.40%, 04/16/2029(1)	412,799
	Palmer Square Loan Funding Ltd.
409,017	Series 2024-1A, 4.57%, 10/15/2032, 3 mo. USD Term SOFR + 0.82%(1)(2)	408,747
1,969,199	Series 2025-3A, 4.70%, 01/15/2034, 3 mo. USD Term SOFR + 0.95%(1)(2)	1,967,283
1,521,938	TSTAT Ltd. Series 2022-1A, 4.67%, 01/20/2032, 3 mo. USD Term SOFR + 0.94%(1)(2)	1,522,213
2,425,000	Verizon Master Trust Series 2026-1, 3.94%, 02/20/2031	2,388,513
	Volvo Financial Equipment LLC
950,000	Series 2026-1A, 3.93%, 05/15/2030(1)	928,721
970,000	Series 2026-2A, 4.74%, 07/16/2029(1)	967,598
		28,899,363
	Other Asset-Backed Securities - 4.8%
63,730	Amur Equipment Finance Receivables XII LLC Series 2023-1A, 6.09%, 12/20/2029(1)	63,808
546,601	Amur Equipment Finance Receivables XIII LLC Series 2024-1A, 5.38%, 01/21/2031(1)	547,981
1,845,452	Amur Equipment Finance Receivables XV LLC Series 2025-1A, 4.70%, 09/22/2031(1)	1,836,473
1,082,463	Apidos CLO XXXII Series 2019-32A, 4.83%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(2)	1,083,532
	Barings Equipment Finance LLC
770,000	Series 2026-A, 3.89%, 04/13/2029(1)	764,290
572,201	Series 2025-B, 4.02%, 02/13/2029(1)	569,180
	CCG Receivables Trust
880,809	Series 2025-2, 4.14%, 08/15/2034(1)	874,623
237,797	Series 2025-1, 4.48%, 10/14/2032(1)	237,247
	CNH Equipment Trust
786,538	Series 2026-A, 3.82%, 06/15/2029	783,151
393,848	Series 2025-A, 4.30%, 08/15/2028	393,822
773,875	Series 2025-B, 4.37%, 11/15/2028	773,512
423,430	DLLAA LLC Series 2025-1A, 4.70%, 10/20/2027(1)	423,589
773,729	HPEFS Equipment Trust Series 2025-2A, 4.07%, 11/22/2032(1)	772,334
466,719	John Deere Owner Trust Series 2025-B, 4.28%, 07/17/2028	466,460
	Kubota Credit Owner Trust
225,126	Series 2025-2A, 4.48%, 04/17/2028(1)	225,038
886,721	Series 2025-1A, 4.61%, 12/15/2027(1)	887,029
2,300,000	Series 2024-2A, 5.19%, 05/15/2030(1)	2,303,106
252,233	Series 2023-2A, 5.28%, 01/18/2028(1)	252,792
1,022,010	MMAF Equipment Finance LLC Series 2023-A, 5.54%, 12/13/2029(1)	1,026,266
545,525	NYCTL Trust Series 2025-A, 4.84%, 11/10/2038(1)	539,022
2,097,984	Palmer Square Loan Funding Ltd. Series 2024-3A, 4.58%, 08/08/2032, 3 mo. USD Term SOFR + 0.82%(1)(2)	2,097,982
1,100,000	PFS Financing Corp. Series 2025-B, 4.85%, 02/15/2030(1)	1,096,502
	SCF Equipment Leasing LLC
13,330	Series 2025-1A, 4.82%, 07/22/2030(1)	13,332
2,325,000	Series 2025-1A, 5.11%, 11/21/2033(1)	2,318,827
1,000,000	Verizon Master Trust Series 2025-9, 3.96%, 10/21/2030	990,927
	Volvo Financial Equipment LLC
505,676	Series 2025-2A, 3.96%, 06/15/2028(1)	504,504

54

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 41.8% - (continued)
	Other Asset-Backed Securities - 4.8% - (continued)
$ 661,659	Series 2024-1A, 4.29%, 10/16/2028(1)	$659,926
110,826	Series 2025-1A, 4.41%, 11/15/2027(1)	110,836
		22,616,091
	Whole Loan Collateral CMO - 3.9%
351,023	Angel Oak Mortgage Trust Series 2020-2, 2.53%, 01/26/2065(1)(2)	328,706
	BRAVO Residential Funding Trust
139,024	Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	128,728
6,412	Series 2021-NQM2, 0.97%, 03/25/2060(1)(2)	6,361
546,133	Series 2021-NQM3, 1.70%, 04/25/2060(1)(2)	510,658
	COLT Mortgage Loan Trust
1,163,310	Series 2021-HX1, 1.11%, 10/25/2066(1)(2)	963,041
151,198	Series 2020-2R, 1.33%, 10/26/2065(1)(2)	142,635
1,410,626	Series 2021-4, 1.40%, 10/25/2066(1)(2)	1,171,883
658,881	Series 2021-5, 1.73%, 11/26/2066(1)(2)	574,663
519,002	CSMC Trust Series 2019-AFC1, 3.57%, 07/25/2049(1)(3)	501,930
	Ellington Financial Mortgage Trust
298,526	Series 2021-2, 0.93%, 06/25/2066(1)(2)	245,832
12,064	Series 2019-2, 2.74%, 11/25/2059(1)(2)	11,889
2,053,895	Series 2026-INV2, 4.68%, 02/25/2071(1)(2)	1,971,934
	GCAT Trust
1,963,924	Series 2021-NQM5, 1.26%, 07/25/2066(1)(2)	1,568,321
322,769	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	296,789
1,612,734	JP Morgan Mortgage Trust Series 2026-VIS1, 4.68%, 06/25/2066(1)(3)	1,559,075
	MFA Trust
96,142	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	92,276
319,241	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	277,095
	New Residential Mortgage Loan Trust
863,137	Series 2021-NQM3, 1.16%, 11/27/2056(1)(2)	742,916
265,346	Series 2017-6A, 4.00%, 08/27/2057(1)(2)	247,979
	OBX Trust
17,398	Series 2018-1, 4.67%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	17,241
223,567	Series 2024-NQM13, 5.12%, 06/25/2064(1)	220,558
392,720	Series 2026-NQM10, 5.43%, 06/25/2066(1)(2)	384,638
952,280	Series 2025-NQM10, 5.45%, 05/25/2065(1)(3)	943,502
1,727,931	Pretium Mortgage Credit Partners LLC Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,622,009
1,357,626	PRKCM Trust Series 2026-AFC5, 5.73%, 08/25/2061(1)(2)	1,333,322
1,473,299	SG Residential Mortgage Trust Series 2021-1, 1.16%, 07/25/2061(1)(2)	1,155,185
	Starwood Mortgage Residential Trust
70,114	Series 2021-2, 0.94%, 05/25/2065(1)(2)	67,346
19,228	Series 2020-1, 2.28%, 02/25/2050(1)(2)	18,409
115,717	Towd Point Mortgage Trust Series 2017-4, 2.75%, 06/25/2057(1)(2)	113,932
	Verus Securitization Trust
767,609	Series 2021-6, 1.63%, 10/25/2066(1)(2)	638,389
238,555	Series 2025-4, 5.45%, 05/25/2070(1)(3)	234,609
		18,091,851
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $198,206,418)	$195,280,012
CORPORATE BONDS - 24.1%
	Aerospace & Defense - 0.5%
2,450,000	Howmet Aerospace, Inc. 3.75%, 03/03/2028	$2,401,287
	Auto Manufacturers - 3.8%
1,125,000	American Honda Finance Corp. 4.55%, 07/09/2027	1,122,231
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.1% - (continued)
	Auto Manufacturers - 3.8% - (continued)
	BMW U.S. Capital LLC
$ 1,550,000	4.15%, 08/11/2027(1)	$1,541,162
2,425,000	4.30%, 03/17/2028(1)	2,393,767
1,550,000	Daimler Truck Finance North America LLC 4.30%, 08/12/2027(1)	1,539,797
2,425,000	Mercedes-Benz Finance North America LLC 4.13%, 03/10/2028(1)	2,386,389
1,970,000	PACCAR Financial Corp. 3.90%, 02/05/2029	1,913,537
	Toyota Motor Credit Corp.
2,475,000	3.75%, 01/12/2028	2,439,704
1,900,000	4.50%, 05/14/2027	1,898,536
2,350,000	Volkswagen Group of America Finance LLC 5.10%, 09/15/2028(1)	2,326,480
		17,561,603
	Commercial Banks - 7.1%
1,285,000	Bank of America Corp. 4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(2)	1,271,208
2,350,000	Bank of Montreal 4.48%, 09/15/2028, 3 mo. USD SOFR + 0.60%(2)	2,352,279
2,500,000	Barclays PLC 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(2)	2,489,513
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,126,819
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,213,722
2,450,000	Citizens Bank NA 4.19%, 01/29/2029, (4.19% fixed rate until 01/29/2028; 6 mo. USD SOFR + 0.70% thereafter)(2)	2,412,537
2,575,000	Cooperatieve Rabobank UA 4.37%, 05/27/2027	2,571,451
2,400,000	Danske Bank AS 4.66%, 03/27/2029, (4.66% fixed rate until 03/27/2028; 1 yr. USD CMT + 0.75% thereafter)(1)(2)	2,377,824
1,000,000	Goldman Sachs Group, Inc. 4.66%, 10/21/2027, 3 mo. USD SOFR + 0.92%(2)	1,000,313
1,475,000	JP Morgan Chase & Co. 6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(2)	1,475,835
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(2)	780,951
2,450,000	Macquarie Bank Ltd. 3.92%, 02/03/2028(1)	2,413,631
1,500,000	Morgan Stanley Bank NA 4.45%, 10/15/2027, (4.45% fixed rate until 09/15/2027; 6 mo. USD SOFR + 0.68% thereafter)(2)	1,499,404
1,315,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	1,275,039
2,450,000	PNC Financial Services Group, Inc. 4.08%, 01/26/2029, (4.08% fixed rate until 01/26/2028; 6 mo. USD SOFR + 0.61% thereafter)(2)	2,416,541
2,475,000	Toronto-Dominion Bank 3.91%, 01/13/2028	2,437,169
2,450,000	Truist Bank 4.14%, 01/27/2029, (4.14% fixed rate until 01/27/2028; 6 mo. USD SOFR + 0.66% thereafter)(2)	2,414,143
1,575,000	UBS AG 4.86%, 01/10/2028, (4.86% fixed rate until 01/10/2027; 6 mo. USD SOFR + 0.72% thereafter)(2)	1,574,507
		33,102,886
	Diversified Financial Services - 1.6%
2,375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	2,371,290

55

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.1% - (continued)
	Diversified Financial Services - 1.6% - (continued)
$ 2,450,000	American Express Co. 4.01%, 02/09/2029, (4.01% fixed rate until 02/09/2028; 6 mo. USD SOFR + 0.58% thereafter)(2)	$2,411,766
2,400,000	Blackstone Holdings Finance Co. LLC 5.90%, 11/03/2027(1)(4)	2,416,917
360,000	Equitable America Global Funding 3.95%, 09/15/2027(1)	356,259
		7,556,232
	Electric - 2.1%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,313,567
77,698	Consumers Securitization Funding LLC 5.55%, 03/01/2028	78,026
815,000	DTE Electric Co. 4.25%, 05/14/2027	812,652
2,425,000	FirstEnergy Pennsylvania Electric Co. 4.15%, 03/15/2028(1)	2,388,725
2,350,000	Georgia Power Co. 4.24%, 11/22/2027, 3 mo. USD SOFR + 0.42%(2)	2,355,807
1,478,394	NYSEG Storm Funding LLC 4.71%, 05/01/2029	1,473,077
1,435,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	1,427,431
		9,849,285
	Food - 0.6%
2,565,000	Mars, Inc. 4.45%, 03/01/2027(1)	2,562,193
	Gas - 0.1%
535,000	Southern Co. Gas Capital Corp. 4.05%, 09/15/2028	522,037
	Healthcare - Products - 0.9%
2,425,000	Augusta SpinCo Corp. 4.32%, 09/23/2027	2,408,108
1,575,000	Stryker Corp. 4.55%, 02/10/2027	1,574,126
		3,982,234
	Insurance - 2.6%
2,375,000	Athene Global Funding 4.85%, 04/19/2027, 3 mo. USD SOFR + 0.95%(1)(2)	2,377,681
2,400,000	Corebridge Global Funding 4.90%, 01/07/2028(1)(4)	2,388,919
585,000	F&G Global Funding 4.65%, 09/08/2028(1)	572,133
775,000	Jackson National Life Global Funding 5.55%, 07/02/2027(1)	777,798
1,200,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	1,185,255
	Metropolitan Life Global Funding I
2,400,000	4.25%, 04/13/2028(1)	2,365,639
2,400,000	5.05%, 01/06/2028(1)(4)	2,399,258
		12,066,683
	Internet - 1.0%
2,350,000	Alphabet, Inc. 4.50%, 08/10/2028(4)	2,332,128
2,425,000	Amazon.com, Inc. 3.85%, 03/13/2028	2,387,761
		4,719,889
	Lodging - 0.3%
1,525,000	Marriott International, Inc. 4.20%, 07/15/2027	1,517,369
	Machinery - Construction & Mining - 0.3%
1,575,000	Caterpillar Financial Services Corp. 4.50%, 01/07/2027	1,575,131
	Machinery-Diversified - 0.3%
1,575,000	John Deere Capital Corp. 4.50%, 01/08/2027	1,575,046
	Mining - 0.5%
2,275,000	Rio Tinto Finance USA PLC 4.38%, 03/12/2027	2,273,781
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.1% - (continued)
	Pharmaceuticals - 0.6%
$ 460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	$460,522
2,500,000	Pfizer, Inc. 3.88%, 11/15/2027	2,477,285
		2,937,807
	Pipelines - 0.5%
2,500,000	Spectra Energy Partners LP 3.38%, 10/15/2026	2,498,352
	Software - 0.2%
940,000	Fidelity National Information Services, Inc. 4.45%, 03/10/2028	927,888
	Telecommunications - 1.1%
	NTT Finance Corp.
2,575,000	4.57%, 07/16/2027(1)	2,568,493
2,325,000	4.74%, 03/31/2028(1)	2,307,724
		4,876,217
	Total Corporate Bonds (cost $113,381,292)	$112,505,920
MUNICIPAL BONDS - 1.7%
	General - 0.9%
2,130,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 3.81%, 11/01/2027	$2,109,686
1,885,000	Philadelphia Auth for Industrial Dev, PA, Rev, (AG) 6.35%, 04/15/2028	1,903,233
		4,012,919
	General Obligation - 0.5%
2,350,000	City of New York, NY, GO 4.68%, 08/01/2027	2,347,190
	School District - 0.3%
1,559,724	Oregon School Boards Association, OR, GO, (NPFG), (ST INTERCEPT) 5.55%, 06/30/2028	1,564,318
	Total Municipal Bonds (cost $7,991,055)	$7,924,427
U.S. GOVERNMENT AGENCIES - 7.5%
	Mortgage-Backed Agencies - 7.5%
	Federal Home Loan Banks - 1.0%
4,700,000	4.00%, 06/22/2027	$4,688,265
	Federal Home Loan Mortgage Corp. - 3.1%
213,668	1.00%, 05/15/2041	195,725
1,163,851	3.00%, 04/15/2035	1,153,612
737,957	3.00%, 10/15/2045	724,312
4,570,549	4.00%, 04/25/2027	4,539,081
112,771	4.00%, 03/15/2037	112,578
4,630,948	4.09%, 08/25/2029, 30 day USD SOFR Average + 0.40%(2)	4,599,417
1,797,551	4.75%, 09/25/2052	1,733,003
1,475,641	5.00%, 03/25/2043	1,465,835
		14,523,563
	Federal National Mortgage Association - 0.9%
1,363,690	1.50%, 06/25/2042	1,311,390
177,101	1.75%, 09/25/2041	170,584
2,543,522	2.50%, 06/01/2029	2,504,980
40,453	3.50%, 11/01/2034	40,056
246,788	4.00%, 07/25/2040	245,573
187,835	4.00%, 06/25/2041	187,219
		4,459,802
	Government National Mortgage Association - 2.5%
1,440,709	2.00%, 12/16/2040	1,331,484
877,684	2.00%, 06/16/2041	835,501
2,490,005	2.25%, 12/20/2039	2,405,434
1,641,297	2.25%, 02/20/2044	1,584,006
197,220	2.50%, 09/20/2046	187,901

56

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 7.5% - (continued)
	Mortgage-Backed Agencies - 7.5% - (continued)
	Government National Mortgage Association - 2.5% - (continued)
$ 183,345	3.50%, 01/20/2052		$179,293
5,054,298	4.50%, 11/20/2043		4,991,862
			11,515,481
	Total U.S. Government Agencies (cost $35,273,418)		$35,187,111
U.S. GOVERNMENT SECURITIES - 13.1%
	U.S. Treasury Securities - 13.1%
	U.S. Treasury Notes - 13.1%
11,350,000	2.88%, 08/15/2028		$10,950,533
4,925,000	3.38%, 12/31/2027		4,845,353
4,850,000	3.38%, 02/29/2028		4,758,684
34,850,000	3.63%, 08/31/2027		34,561,739
5,975,000	4.13%, 06/15/2029		5,848,965
	Total U.S. Government Securities (cost $61,655,178)		$60,965,274
	Total Long-Term Investments (cost $416,507,361)		$411,862,744
SHORT-TERM INVESTMENTS - 12.5%
	Commercial Paper - 1.8%
2,500,000	Lloyds Bank PLC 4.17%, 05/05/2027, 1 mo. USD Term SOFR + 0.27%(1)(2)		$2,500,000
3,650,000	National Australia Bank Ltd. 4.13%, 12/04/2026, 1 mo. USD Term SOFR + 0.25%(1)(2)		3,650,000
2,425,000	Svenska Handelsbanken AB 4.22%, 12/18/2026, 1 mo. USD Term SOFR + 0.32%(1)(2)		2,425,000
			8,575,000
	Repurchase Agreements - 1.2%
5,549,212
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2026 at 3.88%,
due on 10/01/2026 with a maturity value of
$5,549,810; collateralized by U.S. Treasury
Note at 4.25%, maturing 07/31/2028, with
a market value of $5,660,256
			5,549,212
	Securities Lending Collateral - 1.4%
6,547,318	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(5)		6,547,318
	U.S. Treasury Securities - 8.1%
	U.S. Treasury Bills - 8.1%
18,850,000	3.53%, 10/15/2026(6)		18,822,620
18,850,000	3.96%, 12/10/2026(6)		18,704,782
			37,527,402
	Total Short-Term Investments (cost $58,198,932)		$58,198,932
	Total Investments (cost $474,706,293)	100.7%	$470,061,676
	Other Assets and Liabilities	(0.7)%	(3,122,319)
	Net Assets	100.0%	$466,939,357
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2026, the aggregate value of these securities was
$172,861,596, representing 37.0% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

57

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$195,280,012	$—	$195,280,012	$—
Corporate Bonds	112,505,920	—	112,505,920	—
Municipal Bonds	7,924,427	—	7,924,427	—
U.S. Government Agencies	35,187,111	—	35,187,111	—
U.S. Government Securities	60,965,274	—	60,965,274	—
Short-Term Investments	58,198,932	6,547,318	51,651,614	—
Total	$470,061,676	$6,547,318	$463,514,358	$—

(1)	For the period ended September 30, 2026, there were no transfers in and out of Level 3.

58

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
WEST	Westpac International
Currency Abbreviations:
EUR	Euro Member Countries
GBP	British Pound
USD	United States Dollar
Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-EUR	Markit iTraxx - Europe
ITRAXX.SEN.FIN	Markit iTraxx Senior Financials
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
TBA	To Be Announced

59